Variable Annuity Account A

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life and Annuity Insurance Company and Contract Owners of Variable Annuity Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

Clearbridge Variable Mid Cap Portfolio, Class II

Clearbridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Dimensional VA Global Bond Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional

Fidelity VIP Asset Manager 50% Portfolio, Service Class 2

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Franklin Dynatech VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Class

Goldman Sachs VIT International Equity Insights Fund, Institutional Class

Goldman Sachs VIT International Equity Insights Fund, Service Class

Goldman Sachs VIT Large Cap Value Fund, Service Class

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Goldman Sachs VIT Trend Driven Allocation Fund, Service Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund, Series II

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Discovery Large Cap Fund, Series I

Invesco V.I. Discovery Large Cap Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series I

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Dividend Growth Portfolio, Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

MFS VIT Growth Series, Initial Class

MFS VIT Growth Series, Service Class

MFS VIT II Emerging Markets Equity Portfolio, Service Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT Investors Trust Series, Service Class

MFS VIT New Discovery Series, Initial Class

MFS VIT New Discovery Series, Service Class

MFS VIT Research Series, Initial Class

MFS VIT Research Series, Service Class

MFS VIT Total Return Bond Series, Service Class

MFS VIT Total Return Series, Initial Class

MFS VIT Total Return Series, Service Class

MFS VIT Utilities Series, Initial Class

MFS VIT Utilities Series, Service Class

MFS VIT Value Series, Service Class

PIMCO VIT All Asset Portfolio, Advisor Class

PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio

Protective Life Dynamic Allocation Series Moderate Portfolio

Royce Capital Fund Micro-Cap Portfolio, Service Class

Royce Capital Fund Small-Cap Portfolio, Service Class

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Growth Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Moderate Allocation Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total International Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

Western Asset Core Plus VIT Portfolio, Class II

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Invesco V.I. Conservative Balanced Fund, Series II

The statement of changes in net assets for the period from January 1, 2024 to December 6, 2024 (date of liquidation).

Morgan Stanley VIF Global Real Estate Portfolio, Class II

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from October 24, 2024 (date trading commenced) to December 31, 2024.

Janus Henderson VIT Overseas Portfolio, Service Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from December 31, 2024 (date trading commenced) to December 31, 2024.

Vanguard VIF Balanced Portfolio

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from January 13, 2025 (date trading commenced) to December 31, 2025.

Vanguard VIF Money Market Portfolio

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from February 3, 2025 (date trading commenced) to December 31, 2025.

Invesco V.I. Main Street Small Cap Fund, Series II

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from March 11, 2025 (date trading commenced) to December 31, 2025.

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Vanguard VIF Equity Income Portfolio

Vanguard VIF High Yield Bond Portfolio

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from March 13, 2025 (date trading commenced) to December 31, 2025.

PIMCO VIT Income Portfolio, Advisor Class

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from March 25, 2025 (date trading commenced) to December 31, 2025.

Fidelity VIP Technology Portfolio, Initial Class

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from April 1, 2025 (date trading commenced) to December 31, 2025.

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Forty Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from June 16, 2025 (date trading commenced) to December 31, 2025.

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from June 30, 2025 (date trading commenced) to December 31, 2025.

Fidelity VIP Bond Index Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from August 21, 2025 (date trading commenced) to December 31, 2025.

AB VPS Balanced Hedged Allocation Portfolio, Class B

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from September 4, 2025 (date trading commenced) to December 31, 2025.

AB VPS Relative Value Portfolio, Class B

ClearBridge Variable Dividend Strategy Portfolio, Class II

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

MFS VIT II International Growth Portfolio, Service Class

MFS VIT III Mid Cap Value Portfolio, Service Class

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from September 11, 2025 (date trading commenced) to December 31, 2025.

Dimensional VA Equity Allocation Portfolio, Institutional

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from October 29, 2025 (date trading commenced) to December 31, 2025

Morgan Stanley VIF Growth Portfolio, Class II

T. Rowe Price All-Cap Opportunities Portfolio

The statement of changes in net assets for the year ended December 31, 2024.

Clearbridge Variable Large Cap Growth Portfolio, Class II

Fidelity VIP Equity-Income Portfolio, Service Class 2

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4
ASSETS:
Investments at fair value (1)	$140,497	$219,735	$11,456	$154,271	$834,117	$151,774	$74,935
Receivable from the fund manager	5	25	-	388	30	5	3
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	140,502	219,760	11,456	154,659	834,147	151,779	74,938

LIABILITIES:
Payable to the Contracts	5	25	-	388	30	5	3
Payable to the Company	-	9	-	1	17	4	2
Total liabilities	5	34	-	389	47	9	5

NET ASSETS	$140,497	$219,726	$11,456	$154,270	$834,100	$151,770	$74,933

ANALYSIS OF NET ASSETS
Accumulation period	$140,497	$219,726	$11,456	$154,270	$834,100	$151,770	$74,933
Annuity period	-	-	-	-	-	-	-
Total net assets	$140,497	$219,726	$11,456	$154,270	$834,100	$151,770	$74,933

Fair value per share (NAV)	$9.83	$81.48	$30.85	$9.86	$26.77	$14.46	$17.85
Shares outstanding in the Separate Account	14,293	2,697	371	15,646	31,159	10,496	4,198

(1) Investments in mutual fund shares, at cost	$133,065	$200,041	$11,084	$114,192	$727,155	$123,856	$59,066

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4
ASSETS:
Investments at fair value (1)	$360,396	$13,306	$496,620	$136,429	$23,263	$167,874	$250,784
Receivable from the fund manager	32	-	125	4	1	350	127
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	360,428	13,306	496,745	136,433	23,264	168,224	250,911

LIABILITIES:
Payable to the Contracts	32	-	125	4	1	350	127
Payable to the Company	15	-	8	2	-	5	2
Total liabilities	47	-	133	6	1	355	129

NET ASSETS	$360,381	$13,306	$496,612	$136,427	$23,263	$167,869	$250,782

ANALYSIS OF NET ASSETS
Accumulation period	$360,381	$13,306	$496,612	$136,427	$23,263	$167,869	$250,782
Annuity period	-	-	-	-	-	-	-
Total net assets	$360,381	$13,306	$496,612	$136,427	$23,263	$167,869	$250,782

Fair value per share (NAV)	$37.55	$18.97	$134.39	$64.77	$21.83	$31.71	$9.31
Shares outstanding in the Separate Account	9,597	701	3,695	2,106	1,066	5,294	26,937

(1) Investments in mutual fund shares, at cost	$281,462	$12,956	$371,982	$123,262	$24,991	$117,654	$271,160

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II
ASSETS:
Investments at fair value (1)	$149,215	$502,045	$367,488	$132,069	$9,480	$654,029	$349,676
Receivable from the fund manager	5	18	565	13	-	42	24
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	149,220	502,063	368,053	132,082	9,480	654,071	349,700

LIABILITIES:
Payable to the Contracts	5	18	565	13	-	42	24
Payable to the Company	1	11	7	2	-	102	4
Total liabilities	6	29	572	15	-	144	28

NET ASSETS	$149,214	$502,034	$367,481	$132,067	$9,480	$653,927	$349,672

ANALYSIS OF NET ASSETS
Accumulation period	$149,214	$502,034	$367,481	$132,067	$9,480	$653,927	$349,672
Annuity period	-	-	-	-	-	-	-
Total net assets	$149,214	$502,034	$367,481	$132,067	$9,480	$653,927	$349,672

Fair value per share (NAV)	$9.74	$17.55	$14.71	$13.34	$20.42	$23.51	$25.71
Shares outstanding in the Separate Account	15,320	28,607	24,982	9,900	464	27,819	13,601

(1) Investments in mutual fund shares, at cost	$158,955	$437,699	$338,892	$137,466	$10,363	$590,735	$319,714

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional
ASSETS:
Investments at fair value (1)	$259,816	$178,275	$22,167	$29,671	$9,392	$42,788	$277,509
Receivable from the fund manager	9	22	1	1	30	15	489
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	259,825	178,297	22,168	29,672	9,422	42,803	277,998

LIABILITIES:
Payable to the Contracts	9	22	1	1	30	15	489
Payable to the Company	12	7	1	1	-	-	-
Total liabilities	21	29	2	2	30	15	489

NET ASSETS	$259,804	$178,268	$22,166	$29,670	$9,392	$42,788	$277,509

ANALYSIS OF NET ASSETS
Accumulation period	$259,804	$178,268	$22,166	$29,670	$9,392	$42,788	$277,509
Annuity period	-	-	-	-	-	-	-
Total net assets	$259,804	$178,268	$22,166	$29,670	$9,392	$42,788	$277,509

Fair value per share (NAV)	$54.18	$8.56	$9.46	$3.74	$18.44	$9.75	$18.12
Shares outstanding in the Separate Account	4,795	20,826	2,343	7,934	509	4,388	15,315

(1) Investments in mutual fund shares, at cost	$184,051	$186,218	$21,535	$29,435	$9,332	$44,749	$262,754

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$20,520	$157,144	$96,215	$548,582	$523,025	$370,681	$888,488
Receivable from the fund manager	-	171	15	602	406	3	356
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	1	-
Total assets	20,520	157,315	96,230	549,184	523,431	370,685	888,844

LIABILITIES:
Payable to the Contracts	-	171	15	602	406	3	356
Payable to the Company	1	2	-	3	4	-	31
Total liabilities	1	173	15	605	410	3	387

NET ASSETS	$20,519	$157,142	$96,215	$548,579	$523,021	$370,682	$888,457

ANALYSIS OF NET ASSETS
Accumulation period	$20,519	$157,142	$96,215	$548,579	$523,021	$370,682	$888,457
Annuity period	-	-	-	-	-	-	-
Total net assets	$20,519	$157,142	$96,215	$548,579	$523,021	$370,682	$888,457

Fair value per share (NAV)	$14.78	$18.53	$10.07	$34.91	$22.28	$16.97	$25.45
Shares outstanding in the Separate Account	1,388	8,481	9,555	15,714	23,475	21,843	34,911

(1) Investments in mutual fund shares, at cost	$17,421	$124,673	$97,107	$522,781	$485,837	$345,832	$737,191

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$113,623	$4,483,373	$445,774	$1,933,128	$68,288	$228,203	$6,005,127
Receivable from the fund manager	4	374	7	16	1	205	357
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	1	-	-
Total assets	113,627	4,483,747	445,781	1,933,144	68,290	228,408	6,005,484

LIABILITIES:
Payable to the Contracts	4	374	7	16	1	205	357
Payable to the Company	-	68	-	1	-	1	68
Total liabilities	4	442	7	17	1	206	425

NET ASSETS	$113,623	$4,483,305	$445,774	$1,933,127	$68,289	$228,202	$6,005,059

ANALYSIS OF NET ASSETS
Accumulation period	$113,623	$4,483,305	$445,774	$1,933,127	$68,289	$228,202	$6,005,059
Annuity period	-	-	-	-	-	-	-
Total net assets	$113,623	$4,483,305	$445,774	$1,933,127	$68,289	$228,202	$6,005,059

Fair value per share (NAV)	$9.80	$56.86	$11.17	$96.40	$92.88	$37.81	$650.21
Shares outstanding in the Separate Account	11,594	78,849	39,908	20,053	735	6,036	9,236

(1) Investments in mutual fund shares, at cost	$116,017	$3,535,177	$429,045	$1,655,781	$76,982	$195,255	$3,375,641

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$9,372	$3,905,463	$2,293,791	$315,248	$201,542	$2,169,280	$2,864,373
Receivable from the fund manager	-	363	186	266	7	97	188
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	9,372	3,905,826	2,293,977	315,514	201,549	2,169,377	2,864,561

LIABILITIES:
Payable to the Contracts	-	363	186	266	7	97	188
Payable to the Company	-	53	207	-	-	41	21
Total liabilities	-	416	393	266	7	138	209

NET ASSETS	$9,372	$3,905,410	$2,293,584	$315,248	$201,542	$2,169,239	$2,864,352

ANALYSIS OF NET ASSETS
Accumulation period	$9,372	$3,905,410	$2,293,584	$315,248	$201,542	$2,169,239	$2,864,352
Annuity period	-	-	-	-	-	-	-
Total net assets	$9,372	$3,905,410	$2,293,584	$315,248	$201,542	$2,169,239	$2,864,352

Fair value per share (NAV)	$26.25	$10.97	$35.17	$47.54	$13.17	$6.58	$15.16
Shares outstanding in the Separate Account	357	356,013	65,220	6,631	15,303	329,678	188,943

(1) Investments in mutual fund shares, at cost	$9,296	$4,509,596	$2,108,304	$247,705	$202,162	$1,546,532	$2,736,511

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT International Equity Insights Fund, Institutional Class
ASSETS:
Investments at fair value (1)	$2,545,428	$3,496,680	$745,139	$662,273	$2,303,143	$335,497	$3,603
Receivable from the fund manager	2,809	2,987	109	49	148	12	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,548,237	3,499,667	745,248	662,322	2,303,291	335,509	3,603

LIABILITIES:
Payable to the Contracts	2,809	2,987	109	49	148	12	-
Payable to the Company	68	77	9	49	31	5	2
Total liabilities	2,877	3,064	118	98	179	17	2

NET ASSETS	$2,545,360	$3,496,603	$745,130	$662,224	$2,303,112	$335,492	$3,601

ANALYSIS OF NET ASSETS
Accumulation period	$2,545,360	$3,496,603	$745,130	$662,224	$2,303,112	$335,492	$3,601
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,545,360	$3,496,603	$745,130	$662,224	$2,303,112	$335,492	$3,601

Fair value per share (NAV)	$16.10	$28.04	$13.87	$14.31	$10.50	$9.73	$10.39
Shares outstanding in the Separate Account	158,101	124,703	53,723	46,280	219,347	34,481	347

(1) Investments in mutual fund shares, at cost	$2,546,617	$3,066,662	$768,356	$731,863	$2,802,597	$368,282	$4,314

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class
ASSETS:
Investments at fair value (1)	$416,118	$679,115	$254,567	$1,218,882	$25,198	$230,696	$94,360
Receivable from the fund manager	17	94	56	124	1	399	4
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	416,135	679,209	254,623	1,219,006	25,199	231,095	94,364

LIABILITIES:
Payable to the Contracts	17	94	56	124	1	399	4
Payable to the Company	12	-	24	101	4	-	4
Total liabilities	29	94	80	225	5	399	8

NET ASSETS	$416,106	$679,115	$254,543	$1,218,781	$25,194	$230,696	$94,356

ANALYSIS OF NET ASSETS
Accumulation period	$416,106	$679,115	$254,543	$1,218,781	$25,194	$230,696	$94,356
Annuity period	-	-	-	-	-	-	-
Total net assets	$416,106	$679,115	$254,543	$1,218,781	$25,194	$230,696	$94,356

Fair value per share (NAV)	$10.46	$8.19	$9.79	$16.54	$14.28	$14.05	$15.49
Shares outstanding in the Separate Account	39,782	82,920	26,003	73,693	1,764	16,420	6,092

(1) Investments in mutual fund shares, at cost	$353,207	$792,663	$317,000	$1,166,328	$20,723	$190,141	$71,530

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II
ASSETS:
Investments at fair value (1)	$4,415,143	$218,585	$112,214	$18,962	$48,759	$286,591	$4,913,985
Receivable from the fund manager	322	8	4	1	2	2,710	354
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	4,415,465	218,593	112,218	18,963	48,761	289,301	4,914,339

LIABILITIES:
Payable to the Contracts	322	8	4	1	2	2,710	354
Payable to the Company	70	6	7	1	11	9	13
Total liabilities	392	14	11	2	13	2,719	367

NET ASSETS	$4,415,073	$218,579	$112,207	$18,961	$48,748	$286,582	$4,913,972

ANALYSIS OF NET ASSETS
Accumulation period	$4,415,073	$218,579	$112,207	$18,961	$48,748	$286,582	$4,913,972
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,415,073	$218,579	$112,207	$18,961	$48,748	$286,582	$4,913,972

Fair value per share (NAV)	$15.18	$11.46	$21.79	$22.04	$81.00	$17.76	$8.40
Shares outstanding in the Separate Account	290,853	19,074	5,150	860	602	16,137	584,998

(1) Investments in mutual fund shares, at cost	$3,930,287	$217,840	$86,754	$9,311	$32,524	$261,935	$7,016,317

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II
ASSETS:
Investments at fair value (1)	$93,297	$841,678	$132,633	$411,318	$40,092	$236,445	$1,661,156
Receivable from the fund manager	4	40	5	25	2	48	94
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	93,301	841,718	132,638	411,343	40,094	236,493	1,661,250

LIABILITIES:
Payable to the Contracts	4	40	5	25	2	48	94
Payable to the Company	6	13	5	17	3	13	29
Total liabilities	10	53	10	42	5	61	123

NET ASSETS	$93,291	$841,665	$132,628	$411,301	$40,089	$236,432	$1,661,127

ANALYSIS OF NET ASSETS
Accumulation period	$93,291	$841,665	$132,628	$411,301	$40,089	$236,432	$1,661,127
Annuity period	-	-	-	-	-	-	-
Total net assets	$93,291	$841,665	$132,628	$411,301	$40,089	$236,432	$1,661,127

Fair value per share (NAV)	$21.42	$21.29	$63.25	$59.25	$75.21	$63.41	$18.12
Shares outstanding in the Separate Account	4,355	39,534	2,097	6,942	533	3,729	91,675

(1) Investments in mutual fund shares, at cost	$56,028	$774,803	$85,031	$400,321	$27,576	$251,818	$1,500,543

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II
ASSETS:
Investments at fair value (1)	$220,928	$59,596	$1,721,230	$250,987	$9,099	$2,812,746	$501,422
Receivable from the fund manager	11	2	205	14	-	211	18
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	220,939	59,598	1,721,435	251,001	9,099	2,812,957	501,440

LIABILITIES:
Payable to the Contracts	11	2	205	14	-	211	18
Payable to the Company	63	3	153	1	1	74	8
Total liabilities	74	5	358	15	1	285	26

NET ASSETS	$220,865	$59,593	$1,721,077	$250,986	$9,098	$2,812,672	$501,414

ANALYSIS OF NET ASSETS
Accumulation period	$220,865	$59,593	$1,721,077	$250,986	$9,098	$2,812,672	$501,414
Annuity period	-	-	-	-	-	-	-
Total net assets	$220,865	$59,593	$1,721,077	$250,986	$9,098	$2,812,672	$501,414

Fair value per share (NAV)	$35.39	$37.95	$36.30	$13.80	$4.57	$4.72	$10.54
Shares outstanding in the Separate Account	6,243	1,570	47,417	18,187	1,991	595,921	47,573

(1) Investments in mutual fund shares, at cost	$222,250	$44,070	$1,627,305	$249,285	$9,974	$3,311,379	$540,701

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
ASSETS:
Investments at fair value (1)	$3,687	$3,632,834	$50,029	$785,697	$181,366	$88,283	$6,705,919
Receivable from the fund manager	-	281	2	30	30	49	356
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	22	-	-	-	-	8
Total assets	3,687	3,633,137	50,031	785,727	181,396	88,332	6,706,283

LIABILITIES:
Payable to the Contracts	-	281	2	30	30	49	356
Payable to the Company	1	-	2	27	1	-	-
Total liabilities	1	281	4	57	31	49	356

NET ASSETS	$3,686	$3,632,856	$50,027	$785,670	$181,365	$88,283	$6,705,927

ANALYSIS OF NET ASSETS
Accumulation period	$3,686	$3,632,856	$50,027	$785,670	$181,365	$88,283	$6,705,927
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,686	$3,632,856	$50,027	$785,670	$181,365	$88,283	$6,705,927

Fair value per share (NAV)	$21.33	$21.34	$22.15	$21.45	$27.71	$17.83	$1.00
Shares outstanding in the Separate Account	173	170,236	2,259	36,629	6,545	4,951	6,705,919

(1) Investments in mutual fund shares, at cost	$3,067	$3,310,452	$43,799	$796,896	$185,200	$88,252	$6,705,919

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
ASSETS:
Investments at fair value (1)	$20,248	$56,082	$266,627	$70,590	$5,315,732	$539,499	$1,615,021
Receivable from the fund manager	1	1	8	160	2,840	57	111
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	2	-	-	-	-	-	-
Total assets	20,251	56,083	266,635	70,750	5,318,572	539,556	1,615,132

LIABILITIES:
Payable to the Contracts	1	1	8	160	2,840	57	111
Payable to the Company	-	1	-	1	57	19	63
Total liabilities	1	2	8	161	2,897	76	174

NET ASSETS	$20,250	$56,081	$266,627	$70,589	$5,315,675	$539,480	$1,614,958

ANALYSIS OF NET ASSETS
Accumulation period	$20,250	$56,081	$266,627	$70,589	$5,315,675	$539,480	$1,614,958
Annuity period	-	-	-	-	-	-	-
Total net assets	$20,250	$56,081	$266,627	$70,589	$5,315,675	$539,480	$1,614,958

Fair value per share (NAV)	$59.48	$51.87	$23.94	$53.02	$10.61	$19.84	$18.98
Shares outstanding in the Separate Account	340	1,081	11,137	1,331	501,012	27,192	85,091

(1) Investments in mutual fund shares, at cost	$19,452	$55,846	$251,015	$58,309	$5,943,191	$434,902	$1,533,506

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	MFS VIT Growth Series, Initial Class	MFS VIT Growth Series, Service Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$254,022	$606,708	$131,383	$91,760	$115,576	$319,768	$6,213
Receivable from the fund manager	10	25	5	173	4	2,599	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	254,032	606,733	131,388	91,933	115,580	322,367	6,213

LIABILITIES:
Payable to the Contracts	10	25	5	173	4	2,599	-
Payable to the Company	25	21	15	2	3	29	1
Total liabilities	35	46	20	175	7	2,628	1

NET ASSETS	$253,997	$606,687	$131,368	$91,758	$115,573	$319,739	$6,212

ANALYSIS OF NET ASSETS
Accumulation period	$253,997	$606,687	$131,368	$91,758	$115,573	$319,739	$6,212
Annuity period	-	-	-	-	-	-	-
Total net assets	$253,997	$606,687	$131,368	$91,758	$115,573	$319,739	$6,212

Fair value per share (NAV)	$41.96	$11.11	$26.05	$13.26	$67.85	$60.68	$17.32
Shares outstanding in the Separate Account	6,054	54,609	5,043	6,920	1,703	5,270	359

(1) Investments in mutual fund shares, at cost	$148,240	$683,714	$102,550	$94,403	$58,474	$182,582	$5,056

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class
ASSETS:
Investments at fair value (1)	$11,564	$22,119	$92,440	$11,140	$82,336	$317,211	$10,970
Receivable from the fund manager	-	-	4	-	3	17	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	7	-	-	-	-
Total assets	11,564	22,119	92,451	11,140	82,339	317,228	10,970

LIABILITIES:
Payable to the Contracts	-	-	4	-	3	17	-
Payable to the Company	-	1	-	-	3	14	1
Total liabilities	-	1	4	-	6	31	1

NET ASSETS	$11,564	$22,118	$92,447	$11,140	$82,333	$317,197	$10,969

ANALYSIS OF NET ASSETS
Accumulation period	$11,564	$22,118	$92,447	$11,140	$82,333	$317,197	$10,969
Annuity period	-	-	-	-	-	-	-
Total net assets	$11,564	$22,118	$92,447	$11,140	$82,333	$317,197	$10,969

Fair value per share (NAV)	$17.60	$36.15	$21.87	$9.93	$26.16	$25.57	$15.60
Shares outstanding in the Separate Account	657	612	4,227	1,122	3,147	12,406	703

(1) Investments in mutual fund shares, at cost	$11,085	$16,708	$77,752	$11,084	$70,684	$263,113	$10,021

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Service Class	MFS VIT Research Series, Initial Class	MFS VIT Research Series, Service Class	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Initial Class
ASSETS:
Investments at fair value (1)	$527,145	$47,612	$47,783	$724,791	$64,783	$168,836	$6,453
Receivable from the fund manager	32	2	2	2,542	3	21	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	527,177	47,614	47,785	727,333	64,786	168,857	6,453

LIABILITIES:
Payable to the Contracts	32	2	2	2,542	3	21	-
Payable to the Company	22	2	1	15	1	6	2
Total liabilities	54	4	3	2,557	4	27	2

NET ASSETS	$527,123	$47,610	$47,782	$724,776	$64,782	$168,830	$6,451

ANALYSIS OF NET ASSETS
Accumulation period	$527,123	$47,610	$47,782	$724,776	$64,782	$168,830	$6,451
Annuity period	-	-	-	-	-	-	-
Total net assets	$527,123	$47,610	$47,782	$724,776	$64,782	$168,830	$6,451

Fair value per share (NAV)	$12.10	$30.49	$29.84	$11.54	$23.33	$22.64	$37.73
Shares outstanding in the Separate Account	43,566	1,562	1,601	62,807	2,777	7,457	171

(1) Investments in mutual fund shares, at cost	$682,775	$38,121	$44,451	$813,880	$53,984	$135,066	$4,117

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Utilities Series, Service Class	MFS VIT Value Series, Service Class	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$408,530	$317,198	$58,314	$165,855	$786,439	$59,542	$593,618
Receivable from the fund manager	36	29	-	6	395	-	28
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	408,566	317,227	58,314	165,861	786,834	59,542	593,646

LIABILITIES:
Payable to the Contracts	36	29	-	6	395	-	28
Payable to the Company	9	14	-	-	24	-	16
Total liabilities	45	43	-	6	419	-	44

NET ASSETS	$408,521	$317,184	$58,314	$165,855	$786,415	$59,542	$593,602

ANALYSIS OF NET ASSETS
Accumulation period	$408,521	$317,184	$58,314	$165,855	$786,415	$59,542	$593,602
Annuity period	-	-	-	-	-	-	-
Total net assets	$408,521	$317,184	$58,314	$165,855	$786,415	$59,542	$593,602

Fair value per share (NAV)	$36.82	$21.57	$20.05	$9.76	$6.92	$10.35	$7.48
Shares outstanding in the Separate Account	11,095	14,706	2,908	16,993	113,647	5,753	79,361

(1) Investments in mutual fund shares, at cost	$332,366	$193,449	$59,975	$155,670	$777,480	$58,055	$1,037,430

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio
ASSETS:
Investments at fair value (1)	$990,838	$2,851,422	$1,721,801	$6,872,635	$1,812,205	$238,112	$670,310
Receivable from the fund manager	40	186	81	789	65	9	24
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	990,878	2,851,608	1,721,882	6,873,424	1,812,270	238,121	670,334

LIABILITIES:
Payable to the Contracts	40	186	81	789	65	9	24
Payable to the Company	3	13	4	122	34	5	11
Total liabilities	43	199	85	911	99	14	35

NET ASSETS	$990,835	$2,851,409	$1,721,797	$6,872,513	$1,812,171	$238,107	$670,299

ANALYSIS OF NET ASSETS
Accumulation period	$990,835	$2,851,409	$1,721,797	$6,872,513	$1,812,171	$238,107	$670,299
Annuity period	-	-	-	-	-	-	-
Total net assets	$990,835	$2,851,409	$1,721,797	$6,872,513	$1,812,171	$238,107	$670,299

Fair value per share (NAV)	$9.78	$12.01	$10.33	$9.45	$11.82	$13.90	$13.79
Shares outstanding in the Separate Account	101,313	237,421	166,680	727,263	153,317	17,130	48,608

(1) Investments in mutual fund shares, at cost	$1,054,281	$3,319,975	$1,706,681	$8,218,759	$1,736,465	$190,504	$547,192

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Service Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$561,509	$1,373,362	$59,468	$511,902	$226,677	$376,249	$1,299,695
Receivable from the fund manager	85	2,730	-	771	8	14	93
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	4	-	-
Total assets	561,594	1,376,092	59,468	512,673	226,689	376,263	1,299,788

LIABILITIES:
Payable to the Contracts	85	2,730	-	771	8	14	93
Payable to the Company	26	49	-	24	-	12	49
Total liabilities	111	2,779	-	795	8	26	142

NET ASSETS	$561,483	$1,373,313	$59,468	$511,878	$226,681	$376,237	$1,299,646

ANALYSIS OF NET ASSETS
Accumulation period	$561,483	$1,373,313	$59,468	$511,878	$226,681	$376,237	$1,299,646
Annuity period	-	-	-	-	-	-	-
Total net assets	$561,483	$1,373,313	$59,468	$511,878	$226,681	$376,237	$1,299,646

Fair value per share (NAV)	$9.15	$9.20	$39.66	$60.72	$54.03	$12.08	$16.22
Shares outstanding in the Separate Account	61,367	149,278	1,499	8,431	4,195	31,146	80,129

(1) Investments in mutual fund shares, at cost	$614,867	$1,430,523	$66,248	$393,416	$218,616	$297,321	$1,103,065

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio
ASSETS:
Investments at fair value (1)	$3,626,066	$146,029	$816,636	$202,935	$400,179	$306,829	$8,006,331
Receivable from the fund manager	6,567	1,302	95	77	3	528	1,552
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	1	-	-
Total assets	3,632,633	147,331	816,731	203,012	400,183	307,357	8,007,883

LIABILITIES:
Payable to the Contracts	6,567	1,302	95	77	3	528	1,552
Payable to the Company	62	42	-	4	-	-	-
Total liabilities	6,629	1,344	95	81	3	528	1,552

NET ASSETS	$3,626,004	$145,987	$816,636	$202,931	$400,180	$306,829	$8,006,331

ANALYSIS OF NET ASSETS
Accumulation period	$3,626,004	$145,987	$816,636	$202,931	$400,180	$306,829	$8,006,331
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,626,004	$145,987	$816,636	$202,931	$400,180	$306,829	$8,006,331

Fair value per share (NAV)	$13.17	$14.15	$25.41	$61.82	$26.46	$26.22	$81.96
Shares outstanding in the Separate Account	275,328	10,320	32,138	3,283	15,124	11,702	97,686

(1) Investments in mutual fund shares, at cost	$5,135,904	$128,065	$794,226	$188,422	$398,493	$288,516	$7,316,922

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio
ASSETS:
Investments at fair value (1)	$39,050	$294,893	$109,440	$439,470	$235,943	$991,578	$7,453,708
Receivable from the fund manager	-	357	193	75	406	1,847	4,098
Receivable from dividends	-	-	-	-	-	-	751
Receivable from the Company	-	-	-	1	-	-	-
Total assets	39,050	295,250	109,633	439,546	236,349	993,425	7,458,557

LIABILITIES:
Payable to the Contracts	-	357	193	75	406	1,847	4,098
Payable to the Company	1	-	-	-	-	3	3
Total liabilities	1	357	193	75	406	1,850	4,101

NET ASSETS	$39,049	$294,893	$109,440	$439,471	$235,943	$991,575	$7,454,456

ANALYSIS OF NET ASSETS
Accumulation period	$39,049	$294,893	$109,440	$439,471	$235,943	$991,575	$7,454,456
Annuity period	-	-	-	-	-	-	-
Total net assets	$39,049	$294,893	$109,440	$439,471	$235,943	$991,575	$7,454,456

Fair value per share (NAV)	$18.83	$36.68	$7.55	$28.59	$27.96	$33.28	$1.00
Shares outstanding in the Separate Account	2,074	8,040	14,495	15,371	8,439	29,795	7,453,708

(1) Investments in mutual fund shares, at cost	$43,938	$252,506	$107,888	$412,190	$205,220	$863,606	$7,453,708

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
ASSETS:
Investments at fair value (1)	$26,872	$1,073,224	$1,116,823	$552,525	$2,284,945	$304,465
Receivable from the fund manager	-	440	366	492	692	11
Receivable from dividends	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-
Total assets	26,872	1,073,664	1,117,189	553,017	2,285,637	304,476

LIABILITIES:
Payable to the Contracts	-	440	366	492	692	11
Payable to the Company	-	1	1	-	-	9
Total liabilities	-	441	367	492	692	20

NET ASSETS	$26,872	$1,073,223	$1,116,822	$552,525	$2,284,945	$304,456

ANALYSIS OF NET ASSETS
Accumulation period	$26,872	$1,073,223	$1,116,822	$552,525	$2,284,945	$304,456
Annuity period	-	-	-	-	-	-
Total net assets	$26,872	$1,073,223	$1,116,822	$552,525	$2,284,945	$304,456

Fair value per share (NAV)	$11.57	$10.67	$10.80	$26.86	$60.93	$4.66
Shares outstanding in the Separate Account	2,323	100,583	103,410	20,571	37,501	65,336

(1) Investments in mutual fund shares, at cost	$31,359	$1,049,591	$1,108,682	$443,529	$2,117,815	$336,173

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$15,207	$3,964	$856

EXPENSES:
Mortality and expense risk and admin	606	2,491	11	444	12,186	1,913	867

NET INVESTMENT INCOME (LOSS)	(606)	(2,491)	(11)	(444)	3,021	2,051	(11)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	25	27,220	-	231	31,848	1,358	393
Capital gain distributions	-	25,838	-	-	70,394	-	2,414

Net realized gain (loss) on investments	25	53,058	-	231	102,242	1,358	2,807

Change in net unrealized appreciation (depreciation) on investments	7,432	(12,097)	371	6,369	26,710	21,483	10,936

Net realized and unrealized gain (loss) on investments	7,457	40,961	371	6,600	128,952	22,841	13,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,851	$38,470	$360	$6,156	$131,973	$24,892	$13,732

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4
INVESTMENT INCOME:
Dividend income	$4,107	$25	$449	$885	$249	$1,411	$9,755

EXPENSES:
Mortality and expense risk and admin	3,296	13	3,595	1,086	275	557	2,150

NET INVESTMENT INCOME (LOSS)	811	12	(3,146)	(201)	(26)	854	7,605

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,242	-	9,154	230	139	11,165	35
Capital gain distributions	41,073	-	28,111	15,964	-	6,203	-

Net realized gain (loss) on investments	43,315	-	37,265	16,194	139	17,368	35

Change in net unrealized appreciation (depreciation) on investments	17,386	350	35,920	2,136	4,591	17,707	3,048

Net realized and unrealized gain (loss) on investments	60,701	350	73,185	18,330	4,730	35,075	3,083

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,512	$362	$70,039	$18,129	$4,704	$35,929	$10,688

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$6,000	$5,683	$7,725	$5,204	$128	$55	$-

EXPENSES:
Mortality and expense risk and admin	1,762	5,422	3,822	698	9	8,077	3,959

NET INVESTMENT INCOME (LOSS)	4,238	261	3,903	4,506	119	(8,022)	(3,959)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	79	19,440	21,237	296	1	34,226	(3,993)
Capital gain distributions	-	25,376	13,492	12,293	999	38,970	21,896

Net realized gain (loss) on investments	79	44,816	34,729	12,589	1,000	73,196	17,903

Change in net unrealized appreciation (depreciation) on investments	3,642	16,518	6,466	(1,620)	(883)	(78,884)	3,146

Net realized and unrealized gain (loss) on investments	3,721	61,334	41,195	10,969	117	(5,688)	21,049

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,959	$61,595	$45,098	$15,475	$236	$(13,710)	$17,090

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional
INVESTMENT INCOME:
Dividend income	$-	$15,380	$910	$438	$179	$1,736	$6,791

EXPENSES:
Mortality and expense risk and admin	5,125	2,707	201	143	8	116	414

NET INVESTMENT INCOME (LOSS)	(5,125)	12,673	709	295	171	1,620	6,377

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	71,617	(14,842)	16	37	1	3	114
Capital gain distributions	-	-	-	-	109	-	2,535

Net realized gain (loss) on investments	71,617	(14,842)	16	37	110	3	2,649

Change in net unrealized appreciation (depreciation) on investments	(17,098)	21,970	34	423	60	(90)	14,754

Net realized and unrealized gain (loss) on investments	54,519	7,128	50	460	170	(87)	17,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,394	$19,801	$759	$755	$341	$1,533	$23,780

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$628	$6,062	$3,989	$9,850	$9,076	$8,556	$13,469

EXPENSES:
Mortality and expense risk and admin	54	423	275	1,460	1,603	722	10,238

NET INVESTMENT INCOME (LOSS)	574	5,639	3,714	8,390	7,473	7,834	3,231

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	47	(825)	36	746	4,380	18	45,424
Capital gain distributions	760	4,413	-	30,766	41,061	219	45,644

Net realized gain (loss) on investments	807	3,588	36	31,512	45,441	237	91,068

Change in net unrealized appreciation (depreciation) on investments	4,160	42,864	(133)	31,039	(6,014)	25,248	36,482

Net realized and unrealized gain (loss) on investments	4,967	46,452	(97)	62,551	39,427	25,485	127,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,541	$52,091	$3,617	$70,941	$46,900	$33,319	$130,781

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$2,917	$-	$15,384	$-	$33	$335	$52,812

EXPENSES:
Mortality and expense risk and admin	376	55,051	2,614	2,995	36	1,380	77,904

NET INVESTMENT INCOME (LOSS)	2,541	(55,051)	12,770	(2,995)	(3)	(1,045)	(25,092)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(49)	552,140	814	246	2	1,225	935,151
Capital gain distributions	-	703,944	-	3,444	7,977	4,783	30,150

Net realized gain (loss) on investments	(49)	1,256,084	814	3,690	7,979	6,008	965,301

Change in net unrealized appreciation (depreciation) on investments	(2,395)	(643,766)	20,801	277,347	(8,694)	27,768	(254,916)

Net realized and unrealized gain (loss) on investments	(2,444)	612,318	21,615	281,037	(715)	33,776	710,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97	$557,267	$34,385	$278,042	$(718)	$32,731	$685,293

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$60	$132,953	$5,410	$-	$2,164	$-	$145,390

EXPENSES:
Mortality and expense risk and admin	9	55,505	27,672	514	880	34,081	38,749

NET INVESTMENT INCOME (LOSS)	51	77,448	(22,262)	(514)	1,284	(34,081)	106,641

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	(37,417)	(38,553)	181	5	141,787	61,060
Capital gain distributions	-	-	267,041	3,920	-	-	30,560

Net realized gain (loss) on investments	1	(37,417)	228,488	4,101	5	141,787	91,620

Change in net unrealized appreciation (depreciation) on investments	76	159,353	(44,797)	67,543	(620)	196,641	38,824

Net realized and unrealized gain (loss) on investments	77	121,936	183,691	71,644	(615)	338,428	130,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128	$199,384	$161,429	$71,130	$669	$304,347	$237,085

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT International Equity Insights Fund, Institutional Class
INVESTMENT INCOME:
Dividend income	$51,225	$28,280	$3,892	$-	$81,592	$12,153	$87

EXPENSES:
Mortality and expense risk and admin	34,191	45,329	7,092	9,026	34,420	4,306	45

NET INVESTMENT INCOME (LOSS)	17,034	(17,049)	(3,200)	(9,026)	47,172	7,847	42

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	91,579	153,992	14,596	28,574	(83,518)	(3,813)	29
Capital gain distributions	252,389	338,803	30,353	37,190	-	-	426

Net realized gain (loss) on investments	343,968	492,795	44,949	65,764	(83,518)	(3,813)	455

Change in net unrealized appreciation (depreciation) on investments	(223,699)	(216,599)	(18,474)	(85,333)	159,523	15,199	495

Net realized and unrealized gain (loss) on investments	120,269	276,196	26,475	(19,569)	76,005	11,386	950

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,303	$259,147	$23,275	$(28,595)	$123,177	$19,233	$992

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class
INVESTMENT INCOME:
Dividend income	$9,117	$5,760	$-	$11,177	$171	$1,022	$-

EXPENSES:
Mortality and expense risk and admin	5,627	9,110	3,663	15,342	316	450	1,218

NET INVESTMENT INCOME (LOSS)	3,490	(3,350)	(3,663)	(4,165)	(145)	572	(1,218)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,905	(3,251)	3,308	41,155	(17)	258	164
Capital gain distributions	49,577	90,835	44,317	126,686	1,951	16,806	13,975

Net realized gain (loss) on investments	54,482	87,584	47,625	167,841	1,934	17,064	14,139

Change in net unrealized appreciation (depreciation) on investments	46,593	(28,068)	(49,086)	(106,458)	1,408	37,757	429

Net realized and unrealized gain (loss) on investments	101,075	59,516	(1,461)	61,383	3,342	54,821	14,568

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,565	$56,166	$(5,124)	$57,218	$3,197	$55,393	$13,350

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II
INVESTMENT INCOME:
Dividend income	$-	$8,284	$739	$86	$-	$593	$333,298

EXPENSES:
Mortality and expense risk and admin	65,447	3,179	1,445	270	887	3,658	70,417

NET INVESTMENT INCOME (LOSS)	(65,447)	5,105	(706)	(184)	(887)	(3,065)	262,881

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	503,268	5,159	32	(118)	10,691	25,521	(169,519)
Capital gain distributions	672,752	25,434	13,987	2,343	4,617	42,581	-

Net realized gain (loss) on investments	1,176,020	30,593	14,019	2,225	15,308	68,102	(169,519)

Change in net unrealized appreciation (depreciation) on investments	(586,487)	(17,366)	654	164	(7,531)	(24,436)	258,315

Net realized and unrealized gain (loss) on investments	589,533	13,227	14,673	2,389	7,777	43,666	88,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$524,086	$18,332	$13,967	$2,205	$6,890	$40,601	$351,677

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II
INVESTMENT INCOME:
Dividend income	$1,474	$11,641	$-	$-	$-	$-	$30,176

EXPENSES:
Mortality and expense risk and admin	1,350	10,313	1,828	5,225	613	3,145	23,027

NET INVESTMENT INCOME (LOSS)	124	1,328	(1,828)	(5,225)	(613)	(3,145)	7,149

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,881	45,124	5,402	119,609	2,026	18,045	37,361
Capital gain distributions	9,296	86,265	15,419	50,901	3,484	23,085	86,578

Net realized gain (loss) on investments	12,177	131,389	20,821	170,510	5,510	41,130	123,939

Change in net unrealized appreciation (depreciation) on investments	1,871	(46,583)	(4,741)	(151,562)	(3,232)	(41,036)	393

Net realized and unrealized gain (loss) on investments	14,048	84,806	16,080	18,948	2,278	94	124,332

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,172	$86,134	$14,252	$13,723	$1,665	$(3,051)	$131,481

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II
INVESTMENT INCOME:
Dividend income	$2,551	$-	$-	$4,703	$508	$148,215	$14,179

EXPENSES:
Mortality and expense risk and admin	2,536	860	22,257	2,249	122	40,734	6,670

NET INVESTMENT INCOME (LOSS)	15	(860)	(22,257)	2,454	386	107,481	7,509

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,151)	1,635	106,481	(10,683)	6	(72,655)	(4,051)
Capital gain distributions	13,920	10,942	327,637	-	-	-	-

Net realized gain (loss) on investments	10,769	12,577	434,118	(10,683)	6	(72,655)	(4,051)

Change in net unrealized appreciation (depreciation) on investments	4,690	(3,641)	(260,104)	2,328	540	265,129	23,692

Net realized and unrealized gain (loss) on investments	15,459	8,936	174,014	(8,355)	546	192,474	19,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,474	$8,076	$151,757	$(5,901)	$932	$299,955	$27,150

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INVESTMENT INCOME:
Dividend income	$50	$42,046	$256	$2,421	$404	$-	$387,047

EXPENSES:
Mortality and expense risk and admin	289	48,088	653	10,221	347	1,015	148,530

NET INVESTMENT INCOME (LOSS)	(239)	(6,042)	(397)	(7,800)	57	(1,015)	238,517

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,671	112,627	47	31,751	58	5,629	-
Capital gain distributions	267	273,690	2,927	48,577	17,947	4,303	-

Net realized gain (loss) on investments	5,938	386,317	2,974	80,328	18,005	9,932	-

Change in net unrealized appreciation (depreciation) on investments	(3,260)	(90,762)	3,711	10,966	(3,833)	(8,581)	-

Net realized and unrealized gain (loss) on investments	2,678	295,555	6,685	91,294	14,172	1,351	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,439	$289,513	$6,288	$83,494	$14,229	$336	$238,517

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
INVESTMENT INCOME:
Dividend income	$154	$-	$-	$931	$309,808	$3,032	$6,607

EXPENSES:
Mortality and expense risk and admin	74	88	1,028	245	78,037	7,197	20,896

NET INVESTMENT INCOME (LOSS)	80	(88)	(1,028)	686	231,771	(4,165)	(14,289)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	6	51	(836)	(34,586)	16,881	77,596
Capital gain distributions	198	923	655	-	-	40,516	154,179

Net realized gain (loss) on investments	199	929	706	(836)	(34,586)	57,397	231,775

Change in net unrealized appreciation (depreciation) on investments	796	236	15,612	16,531	140,975	10,948	(76,990)

Net realized and unrealized gain (loss) on investments	995	1,165	16,318	15,695	106,389	68,345	154,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,075	$1,077	$15,290	$16,381	$338,160	$64,180	$140,496

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	MFS VIT Growth Series, Initial Class	MFS VIT Growth Series, Service Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$1,369	$-	$419	$3,987	$-	$-	$105

EXPENSES:
Mortality and expense risk and admin	3,843	8,539	1,458	484	1,567	4,434	71

NET INVESTMENT INCOME (LOSS)	(2,474)	(8,539)	(1,039)	3,503	(1,567)	(4,434)	34

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	12,936	75,336	5,961	52	454	6,270	7
Capital gain distributions	25,612	96,594	9,096	-	20,020	62,149	40

Net realized gain (loss) on investments	38,548	171,930	15,057	52	20,474	68,419	47

Change in net unrealized appreciation (depreciation) on investments	1,202	(143,703)	(8,382)	911	(7,562)	(32,164)	1,414

Net realized and unrealized gain (loss) on investments	39,750	28,227	6,675	963	12,912	36,255	1,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,276	$19,688	$5,636	$4,466	$11,345	$31,821	$1,495

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$97	$16	$-	$1,253	$1,886	$-

EXPENSES:
Mortality and expense risk and admin	11	114	1,373	11	1,106	4,630	146

NET INVESTMENT INCOME (LOSS)	(11)	(17)	(1,357)	(11)	147	(2,744)	(146)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3	3,525	1,285	-	235	8,757	95
Capital gain distributions	-	414	13,448	-	32,071	133,436	-

Net realized gain (loss) on investments	3	3,939	14,733	-	32,306	142,193	95

Change in net unrealized appreciation (depreciation) on investments	479	(985)	(6,273)	57	(23,528)	(103,870)	1,209

Net realized and unrealized gain (loss) on investments	482	2,954	8,460	57	8,778	38,323	1,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$471	$2,937	$7,103	$46	$8,925	$35,579	$1,158

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Service Class	MFS VIT Research Series, Initial Class	MFS VIT Research Series, Service Class	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$431	$78	$33,593	$1,658	$4,081	$178

EXPENSES:
Mortality and expense risk and admin	7,854	624	561	12,039	871	2,407	86

NET INVESTMENT INCOME (LOSS)	(7,854)	(193)	(483)	21,554	787	1,674	92

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,177	27	416	(24,718)	83	5,133	3
Capital gain distributions	-	10,552	12,179	-	4,422	12,006	82

Net realized gain (loss) on investments	6,177	10,579	12,595	(24,718)	4,505	17,139	85

Change in net unrealized appreciation (depreciation) on investments	56,625	(5,560)	(6,682)	47,411	379	(3,873)	586

Net realized and unrealized gain (loss) on investments	62,802	5,019	5,913	22,693	4,884	13,266	671

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,948	$4,826	$5,430	$44,247	$5,671	$14,940	$763

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Utilities Series, Service Class	MFS VIT Value Series, Service Class	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$5,719	$4,249	$-	$7,462	$48,337	$2,154	$19,399

EXPENSES:
Mortality and expense risk and admin	3,695	4,561	27	2,184	11,034	128	9,261

NET INVESTMENT INCOME (LOSS)	2,024	(312)	(27)	5,278	37,303	2,026	10,138

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,984	22,300	1	(1,628)	(4,555)	-	(24,146)
Capital gain distributions	2,852	23,476	-	-	-	-	-

Net realized gain (loss) on investments	6,836	45,776	1	(1,628)	(4,555)	-	(24,146)

Change in net unrealized appreciation (depreciation) on investments	23,013	(10,820)	(1,661)	12,521	67,585	1,487	41,865

Net realized and unrealized gain (loss) on investments	29,849	34,956	(1,660)	10,893	63,030	1,487	17,719

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,873	$34,644	$(1,687)	$16,171	$100,333	$3,513	$27,857

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio
INVESTMENT INCOME:
Dividend income	$42,525	$95,235	$80,919	$279,107	$45,598	$3,419	$13,369

EXPENSES:
Mortality and expense risk and admin	14,589	41,839	26,455	97,273	28,198	2,985	8,812

NET INVESTMENT INCOME (LOSS)	27,936	53,396	54,464	181,834	17,400	434	4,557

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(27,772)	(66,060)	3,705	(148,909)	53,525	1,796	4,250
Capital gain distributions	-	-	-	-	129,579	35,130	50,219

Net realized gain (loss) on investments	(27,772)	(66,060)	3,705	(148,909)	183,104	36,926	54,469

Change in net unrealized appreciation (depreciation) on investments	43,594	194,498	(1,976)	457,649	9,398	(5,980)	13,198

Net realized and unrealized gain (loss) on investments	15,822	128,438	1,729	308,740	192,502	30,946	67,667

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,758	$181,834	$56,193	$490,574	$209,902	$31,380	$72,224

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Service Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$23,579	$-	$-	$-	$1,995	$28,682

EXPENSES:
Mortality and expense risk and admin	7,260	14,788	27	3,020	3,440	4,773	19,615

NET INVESTMENT INCOME (LOSS)	(7,260)	8,791	(27)	(3,020)	(3,440)	(2,778)	9,067

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,473	769	-	6,352	3,508	348	4,188
Capital gain distributions	83,810	94,245	6,517	46,070	8,099	6,226	80,087

Net realized gain (loss) on investments	91,283	95,014	6,517	52,422	11,607	6,574	84,275

Change in net unrealized appreciation (depreciation) on investments	(40,654)	(47,917)	(6,779)	27,101	30,666	105,035	162,608

Net realized and unrealized gain (loss) on investments	50,629	47,097	(262)	79,523	42,273	111,609	246,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,369	$55,888	$(289)	$76,503	$38,833	$108,831	$255,950

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio
INVESTMENT INCOME:
Dividend income	$-	$1,413	$5,669	$282	$1,141	$2,497	$17,804

EXPENSES:
Mortality and expense risk and admin	53,563	2,062	1,119	114	337	470	10,419

NET INVESTMENT INCOME (LOSS)	(53,563)	(649)	4,550	168	804	2,027	7,385

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(257,318)	1,557	81	90	9	1,006	642
Capital gain distributions	-	12,133	24,284	1,212	1,336	7,591	34,305

Net realized gain (loss) on investments	(257,318)	13,690	24,365	1,302	1,345	8,597	34,947

Change in net unrealized appreciation (depreciation) on investments	810,146	6,889	24,552	9,115	6,525	18,313	666,490

Net realized and unrealized gain (loss) on investments	552,828	20,579	48,917	10,417	7,870	26,910	701,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$499,265	$19,930	$53,467	$10,585	$8,674	$28,937	$708,822

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio
INVESTMENT INCOME:
Dividend income	$1,135	$314	$3,224	$3,151	$1,359	$19,134	$218,408

EXPENSES:
Mortality and expense risk and admin	113	548	171	996	537	2,404	16,150

NET INVESTMENT INCOME (LOSS)	1,022	(234)	3,053	2,155	822	16,730	202,258

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1	443	14	53	543	2,774	-
Capital gain distributions	69	8,510	-	21,239	5,413	32,144	-

Net realized gain (loss) on investments	70	8,953	14	21,292	5,956	34,918	-

Change in net unrealized appreciation (depreciation) on investments	887	29,955	1,551	31,730	25,042	66,672	-

Net realized and unrealized gain (loss) on investments	957	38,908	1,565	53,022	30,998	101,590	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,979	$38,674	$4,618	$55,177	$31,820	$118,320	$202,258

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$715	$36,721	$23,095	$9,512	$3,845	$12,986

EXPENSES:
Mortality and expense risk and admin	80	2,447	2,397	1,166	2,694	3,811

NET INVESTMENT INCOME (LOSS)	635	34,274	20,698	8,346	1,151	9,175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	41	14	679	126	51
Capital gain distributions	458	-	-	5,799	17,951	-

Net realized gain (loss) on investments	458	41	14	6,478	18,077	51

Change in net unrealized appreciation (depreciation) on investments	(361)	15,521	28,045	101,783	131,465	8,520

Net realized and unrealized gain (loss) on investments	97	15,562	28,059	108,261	149,542	8,571

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$732	$49,836	$48,757	$116,607	$150,693	$17,746

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Balanced Hedged Allocation Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(606)	$(2,491)	$(11)	$(444)	$3,021	$2,051	$(11)
Net realized gain (loss) on investments	25	53,058	-	231	102,242	1,358	2,807
Change in net unrealized appreciation (depreciation) on investments	7,432	(12,097)	371	6,369	26,710	21,483	10,936

Net increase (decrease) in net assets resulting from operations	6,851	38,470	360	6,156	131,973	24,892	13,732

CONTRACT TRANSACTIONS:
Contract owners’ net payments	133,646	92,814	11,123	-	54,117	-	4,922
Contract maintenance charges	-	(2,297)	-	(295)	(11,747)	(1,941)	-
Contract owners’ benefits	-	(106,744)	(28)	(7,024)	(277,297)	(7,136)	-
Net transfers (to) from the Company and/or Subaccounts	-	11,479	1	5,805	(18,278)	(5,419)	(3,347)

Increase (decrease) in net assets resulting from Contract transactions	133,646	(4,748)	11,096	(1,514)	(253,205)	(14,496)	1,575

Total increase (decrease) in net assets	140,497	33,722	11,456	4,642	(121,232)	10,396	15,307

NET ASSETS:
Beginning of period	-	186,004	-	149,628	955,332	141,374	59,626

End of period	$140,497	$219,726	$11,456	$154,270	$834,100	$151,770	$74,933

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$811	$12	$(3,146)	$(201)	$(26)	$854	$7,605
Net realized gain (loss) on investments	43,315	-	37,265	16,194	139	17,368	35
Change in net unrealized appreciation (depreciation) on investments	17,386	350	35,920	2,136	4,591	17,707	3,048

Net increase (decrease) in net assets resulting from operations	61,512	362	70,039	18,129	4,704	35,929	10,688

CONTRACT TRANSACTIONS:
Contract owners’ net payments	116,255	12,976	167,926	50,059	-	16,291	123,171
Contract maintenance charges	(2,348)	-	(2,819)	(596)	(43)	(288)	(1,577)
Contract owners’ benefits	(32,050)	(32)	(13,899)	(1,206)	(552)	(6,830)	(5,213)
Net transfers (to) from the Company and/or Subaccounts	(9,097)	-	17,855	22,831	1	(67,268)	6,880

Increase (decrease) in net assets resulting from Contract transactions	72,760	12,944	169,063	71,088	(594)	(58,095)	123,261

Total increase (decrease) in net assets	134,272	13,306	239,102	89,217	4,110	(22,166)	133,949

NET ASSETS:
Beginning of period	226,109	-	257,510	47,210	19,153	190,035	116,833

End of period	$360,381	$13,306	$496,612	$136,427	$23,263	$167,869	$250,782

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,238	$261	$3,903	$4,506	$119	$(8,022)	$(3,959)
Net realized gain (loss) on investments	79	44,816	34,729	12,589	1,000	73,196	17,903
Change in net unrealized appreciation (depreciation) on investments	3,642	16,518	6,466	(1,620)	(883)	(78,884)	3,146

Net increase (decrease) in net assets resulting from operations	7,959	61,595	45,098	15,475	236	(13,710)	17,090

CONTRACT TRANSACTIONS:
Contract owners’ net payments	32,470	205,527	141,832	74,211	9,269	-	-
Contract maintenance charges	(1,467)	(3,106)	(3,615)	(558)	-	(10,206)	(5,060)
Contract owners’ benefits	(5,917)	(106,273)	(106,223)	(2,730)	(24)	(60,796)	(18,919)
Net transfers (to) from the Company and/or Subaccounts	2,859	(8,764)	(2,225)	4,998	(1)	16,490	(166)

Increase (decrease) in net assets resulting from Contract transactions	27,945	87,384	29,769	75,921	9,244	(54,512)	(24,145)

Total increase (decrease) in net assets	35,904	148,979	74,867	91,396	9,480	(68,222)	(7,055)

NET ASSETS:
Beginning of period	113,310	353,055	292,614	40,671	-	722,149	356,727

End of period	$149,214	$502,034	$367,481	$132,067	$9,480	$653,927	$349,672

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,125)	$12,673	$709	$295	$171	$1,620	$6,377
Net realized gain (loss) on investments	71,617	(14,842)	16	37	110	3	2,649
Change in net unrealized appreciation (depreciation) on investments	(17,098)	21,970	34	423	60	(90)	14,754

Net increase (decrease) in net assets resulting from operations	49,394	19,801	759	755	341	1,533	23,780

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	126,775	7,415	15,482	9,116	4,558	-
Contract maintenance charges	(5,029)	(2,738)	(179)	(102)	-	(75)	-
Contract owners’ benefits	(209,343)	(208,138)	(761)	(896)	(64)	(32)	(7,050)
Net transfers (to) from the Company and/or Subaccounts	(2,728)	4,975	(81)	5,691	(1)	(1)	260,779

Increase (decrease) in net assets resulting from Contract transactions	(217,100)	(79,126)	6,394	20,175	9,051	4,450	253,729

Total increase (decrease) in net assets	(167,706)	(59,325)	7,153	20,930	9,392	5,983	277,509

NET ASSETS:
Beginning of period	427,510	237,593	15,013	8,740	-	36,805	-

End of period	$259,804	$178,268	$22,166	$29,670	$9,392	$42,788	$277,509

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$574	$5,639	$3,714	$8,390	$7,473	$7,834	$3,231
Net realized gain (loss) on investments	807	3,588	36	31,512	45,441	237	91,068
Change in net unrealized appreciation (depreciation) on investments	4,160	42,864	(133)	31,039	(6,014)	25,248	36,482

Net increase (decrease) in net assets resulting from operations	5,541	52,091	3,617	70,941	46,900	33,319	130,781

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	37,131	-	-	-	136,563
Contract maintenance charges	(34)	(187)	(86)	(627)	(1,069)	(49)	(8,722)
Contract owners’ benefits	-	(3,059)	(32)	(10,098)	(7,327)	-	(219,339)
Net transfers (to) from the Company and/or Subaccounts	(169)	(47,950)	(32,267)	80,971	(71,192)	334,205	(14,722)

Increase (decrease) in net assets resulting from Contract transactions	(203)	(51,196)	4,746	70,246	(79,588)	334,156	(106,220)

Total increase (decrease) in net assets	5,338	895	8,363	141,187	(32,688)	367,475	24,561

NET ASSETS:
Beginning of period	15,181	156,247	87,852	407,392	555,709	3,207	863,896

End of period	$20,519	$157,142	$96,215	$548,579	$523,021	$370,682	$888,457

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,541	$(55,051)	$12,770	$(2,995)	$(3)	$(1,045)	$(25,092)
Net realized gain (loss) on investments	(49)	1,256,084	814	3,690	7,979	6,008	965,301
Change in net unrealized appreciation (depreciation) on investments	(2,395)	(643,766)	20,801	277,347	(8,694)	27,768	(254,916)

Net increase (decrease) in net assets resulting from operations	97	557,267	34,385	278,042	(718)	32,731	685,293

CONTRACT TRANSACTIONS:
Contract owners’ net payments	113,535	334,721	184,615	1,635,419	9,269	130,044	289,200
Contract maintenance charges	(10)	(54,728)	(6,084)	-	-	(848)	(82,544)
Contract owners’ benefits	-	(325,068)	(27,098)	-	(24)	(351)	(491,994)
Net transfers (to) from the Company and/or Subaccounts	1	(90,091)	1,589	19,666	59,762	(1,185)	(118,633)

Increase (decrease) in net assets resulting from Contract transactions	113,526	(135,166)	153,022	1,655,085	69,007	127,660	(403,971)

Total increase (decrease) in net assets	113,623	422,101	187,407	1,933,127	68,289	160,391	281,322

NET ASSETS:
Beginning of period	-	4,061,204	258,367	-	-	67,811	5,723,737

End of period	$113,623	$4,483,305	$445,774	$1,933,127	$68,289	$228,202	$6,005,059

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$51	$77,448	$(22,262)	$(514)	$1,284	$(34,081)	$106,641
Net realized gain (loss) on investments	1	(37,417)	228,488	4,101	5	141,787	91,620
Change in net unrealized appreciation (depreciation) on investments	76	159,353	(44,797)	67,543	(620)	196,641	38,824

Net increase (decrease) in net assets resulting from operations	128	199,384	161,429	71,130	669	304,347	237,085

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9,269	84,166	73,948	176,823	200,874	195	10,698
Contract maintenance charges	-	(62,425)	(30,706)	-	-	(26,232)	(55,751)
Contract owners’ benefits	(24)	(342,965)	(298,534)	(477)	-	(200,912)	(428,384)
Net transfers (to) from the Company and/or Subaccounts	(1)	181,049	22,160	67,772	(1)	(127,741)	(54,257)

Increase (decrease) in net assets resulting from Contract transactions	9,244	(140,175)	(233,132)	244,118	200,873	(354,690)	(527,694)

Total increase (decrease) in net assets	9,372	59,209	(71,703)	315,248	201,542	(50,343)	(290,609)

NET ASSETS:
Beginning of period	-	3,846,201	2,365,287	-	-	2,219,582	3,154,961

End of period	$9,372	$3,905,410	$2,293,584	$315,248	$201,542	$2,169,239	$2,864,352

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT International Equity Insights Fund, Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$17,034	$(17,049)	$(3,200)	$(9,026)	$47,172	$7,847	$42
Net realized gain (loss) on investments	343,968	492,795	44,949	65,764	(83,518)	(3,813)	455
Change in net unrealized appreciation (depreciation) on investments	(223,699)	(216,599)	(18,474)	(85,333)	159,523	15,199	495

Net increase (decrease) in net assets resulting from operations	137,303	259,147	23,275	(28,595)	123,177	19,233	992

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,943	86,859	72,262	18,616	854	-	-
Contract maintenance charges	(43,517)	(53,898)	(7,484)	(9,623)	(42,672)	(4,037)	(6)
Contract owners’ benefits	(310,370)	(436,365)	(31,515)	(56,281)	(363,233)	(34,149)	(118)
Net transfers (to) from the Company and/or Subaccounts	79,053	(29,486)	121,923	29,345	33,425	11,831	(1)

Increase (decrease) in net assets resulting from Contract transactions	(272,891)	(432,890)	155,186	(17,943)	(371,626)	(26,355)	(125)

Total increase (decrease) in net assets	(135,588)	(173,743)	178,461	(46,538)	(248,449)	(7,122)	867

NET ASSETS:
Beginning of period	2,680,948	3,670,346	566,669	708,762	2,551,561	342,614	2,734

End of period	$2,545,360	$3,496,603	$745,130	$662,224	$2,303,112	$335,492	$3,601

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,490	$(3,350)	$(3,663)	$(4,165)	$(145)	$572	$(1,218)
Net realized gain (loss) on investments	54,482	87,584	47,625	167,841	1,934	17,064	14,139
Change in net unrealized appreciation (depreciation) on investments	46,593	(28,068)	(49,086)	(106,458)	1,408	37,757	429

Net increase (decrease) in net assets resulting from operations	104,565	56,166	(5,124)	57,218	3,197	55,393	13,350

CONTRACT TRANSACTIONS:
Contract owners’ net payments	68	22	-	182	-	159,021	-
Contract maintenance charges	(6,470)	(7,164)	(4,516)	(18,774)	-	-	(62)
Contract owners’ benefits	(25,482)	(43,867)	(32,217)	(101,075)	-	(815)	(2,923)
Net transfers (to) from the Company and/or Subaccounts	8,798	4,644	(9,590)	24,687	(2)	(1,407)	(2)

Increase (decrease) in net assets resulting from Contract transactions	(23,086)	(46,365)	(46,323)	(94,980)	(2)	156,799	(2,987)

Total increase (decrease) in net assets	81,479	9,801	(51,447)	(37,762)	3,195	212,192	10,363

NET ASSETS:
Beginning of period	334,627	669,314	305,990	1,256,543	21,999	18,504	83,993

End of period	$416,106	$679,115	$254,543	$1,218,781	$25,194	$230,696	$94,356

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(65,447)	$5,105	$(706)	$(184)	$(887)	$(3,065)	$262,881
Net realized gain (loss) on investments	1,176,020	30,593	14,019	2,225	15,308	68,102	(169,519)
Change in net unrealized appreciation (depreciation) on investments	(586,487)	(17,366)	654	164	(7,531)	(24,436)	258,315

Net increase (decrease) in net assets resulting from operations	524,086	18,332	13,967	2,205	6,890	40,601	351,677

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	12,807
Contract maintenance charges	(61,638)	(5,426)	(32)	(166)	-	(4,456)	(120,392)
Contract owners’ benefits	(613,450)	(68,273)	(2,350)	(723)	(30,065)	(20,047)	(627,676)
Net transfers (to) from the Company and/or Subaccounts	(330,472)	(491)	(3)	(957)	(9)	(20,461)	50,374

Increase (decrease) in net assets resulting from Contract transactions	(1,005,560)	(74,190)	(2,385)	(1,846)	(30,074)	(44,964)	(684,887)

Total increase (decrease) in net assets	(481,474)	(55,858)	11,582	359	(23,184)	(4,363)	(333,210)

NET ASSETS:
Beginning of period	4,896,547	274,437	100,625	18,602	71,932	290,945	5,247,182

End of period	$4,415,073	$218,579	$112,207	$18,961	$48,748	$286,582	$4,913,972

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$124	$1,328	$(1,828)	$(5,225)	$(613)	$(3,145)	$7,149
Net realized gain (loss) on investments	12,177	131,389	20,821	170,510	5,510	41,130	123,939
Change in net unrealized appreciation (depreciation) on investments	1,871	(46,583)	(4,741)	(151,562)	(3,232)	(41,036)	393

Net increase (decrease) in net assets resulting from operations	14,172	86,134	14,252	13,723	1,665	(3,051)	131,481

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	329	-	12	-	-	182
Contract maintenance charges	(12)	(13,054)	(14)	(7,218)	(10)	(3,628)	(28,448)
Contract owners’ benefits	(16,620)	(107,899)	(12,620)	(38,727)	(8,336)	(15,207)	(175,250)
Net transfers (to) from the Company and/or Subaccounts	(40)	(22,785)	-	(18,639)	-	7,652	(39,273)

Increase (decrease) in net assets resulting from Contract transactions	(16,672)	(143,409)	(12,634)	(64,572)	(8,346)	(11,183)	(242,789)

Total increase (decrease) in net assets	(2,500)	(57,275)	1,618	(50,849)	(6,681)	(14,234)	(111,308)

NET ASSETS:
Beginning of period	95,791	898,940	131,010	462,150	46,770	250,666	1,772,435

End of period	$93,291	$841,665	$132,628	$411,301	$40,089	$236,432	$1,661,127

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15	$(860)	$(22,257)	$2,454	$386	$107,481	$7,509
Net realized gain (loss) on investments	10,769	12,577	434,118	(10,683)	6	(72,655)	(4,051)
Change in net unrealized appreciation (depreciation) on investments	4,690	(3,641)	(260,104)	2,328	540	265,129	23,692

Net increase (decrease) in net assets resulting from operations	15,474	8,076	151,757	(5,901)	932	299,955	27,150

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	302	-	-	135	7,512
Contract maintenance charges	(2,432)	(11)	(26,087)	(2,896)	(5)	(46,432)	(8,692)
Contract owners’ benefits	(15,596)	(10,596)	(198,400)	(23,552)	-	(330,613)	(48,047)
Net transfers (to) from the Company and/or Subaccounts	78,862	1	(46,797)	106,371	(1)	(34,946)	10,792

Increase (decrease) in net assets resulting from Contract transactions	60,834	(10,606)	(270,982)	79,923	(6)	(411,856)	(38,435)

Total increase (decrease) in net assets	76,308	(2,530)	(119,225)	74,022	926	(111,901)	(11,285)

NET ASSETS:
Beginning of period	144,557	62,123	1,840,302	176,964	8,172	2,924,573	512,699

End of period	$220,865	$59,593	$1,721,077	$250,986	$9,098	$2,812,672	$501,414

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(239)	$(6,042)	$(397)	$(7,800)	$57	$(1,015)	$238,517
Net realized gain (loss) on investments	5,938	386,317	2,974	80,328	18,005	9,932	-
Change in net unrealized appreciation (depreciation) on investments	(3,260)	(90,762)	3,711	10,966	(3,833)	(8,581)	-

Net increase (decrease) in net assets resulting from operations	2,439	289,513	6,288	83,494	14,229	336	238,517

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,407	-	390	172,088	-	405,018
Contract maintenance charges	(3)	(61,064)	(30)	(10,708)	(79)	(1,295)	(234,396)
Contract owners’ benefits	(28,033)	(392,544)	(216)	(142,837)	(661)	(6,027)	(1,331,482)
Net transfers (to) from the Company and/or Subaccounts	(8)	(17,617)	(1)	(19,200)	(4,212)	(5,942)	(183,958)

Increase (decrease) in net assets resulting from Contract transactions	(28,044)	(469,818)	(247)	(172,355)	167,136	(13,264)	(1,344,818)

Total increase (decrease) in net assets	(25,605)	(180,305)	6,041	(88,861)	181,365	(12,928)	(1,106,301)

NET ASSETS:
Beginning of period	29,291	3,813,161	43,986	874,531	-	101,211	7,812,228

End of period	$3,686	$3,632,856	$50,027	$785,670	$181,365	$88,283	$6,705,927

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Forty Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$80	$(88)	$(1,028)	$686	$231,771	$(4,165)	$(14,289)
Net realized gain (loss) on investments	199	929	706	(836)	(34,586)	57,397	231,775
Change in net unrealized appreciation (depreciation) on investments	796	236	15,612	16,531	140,975	10,948	(76,990)

Net increase (decrease) in net assets resulting from operations	1,075	1,077	15,290	16,381	338,160	64,180	140,496

CONTRACT TRANSACTIONS:
Contract owners’ net payments	11,404	10,400	211,457	9,898	96,943	-	182
Contract maintenance charges	(62)	(66)	(70)	(183)	(88,338)	(7,220)	(26,197)
Contract owners’ benefits	(15)	(15)	(15)	(2,977)	(526,981)	(59,146)	(227,370)
Net transfers (to) from the Company and/or Subaccounts	7,848	44,685	39,965	(42,822)	177,485	(7,705)	(8,349)

Increase (decrease) in net assets resulting from Contract transactions	19,175	55,004	251,337	(36,084)	(340,891)	(74,071)	(261,734)

Total increase (decrease) in net assets	20,250	56,081	266,627	(19,703)	(2,731)	(9,891)	(121,238)

NET ASSETS:
Beginning of period	-	-	-	90,292	5,318,406	549,371	1,736,196

End of period	$20,250	$56,081	$266,627	$70,589	$5,315,675	$539,480	$1,614,958

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	MFS VIT Growth Series, Initial Class	MFS VIT Growth Series, Service Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,474)	$(8,539)	$(1,039)	$3,503	$(1,567)	$(4,434)	$34
Net realized gain (loss) on investments	38,548	171,930	15,057	52	20,474	68,419	47
Change in net unrealized appreciation (depreciation) on investments	1,202	(143,703)	(8,382)	911	(7,562)	(32,164)	1,414

Net increase (decrease) in net assets resulting from operations	37,276	19,688	5,636	4,466	11,345	31,821	1,495

CONTRACT TRANSACTIONS:
Contract owners’ net payments	54	6	-	-	-	-	-
Contract maintenance charges	(3,157)	(11,227)	(1,617)	(255)	(7)	(3,933)	(11)
Contract owners’ benefits	(40,103)	(53,917)	(5,059)	(1,765)	(4,954)	(17,608)	-
Net transfers (to) from the Company and/or Subaccounts	(9,806)	(49,151)	1,793	3,970	(647)	(13,295)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(53,012)	(114,289)	(4,883)	1,950	(5,608)	(34,836)	(12)

Total increase (decrease) in net assets	(15,736)	(94,601)	753	6,416	5,737	(3,015)	1,483

NET ASSETS:
Beginning of period	269,733	701,288	130,615	85,342	109,836	322,754	4,729

End of period	$253,997	$606,687	$131,368	$91,758	$115,573	$319,739	$6,212

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11)	$(17)	$(1,357)	$(11)	$147	$(2,744)	$(146)
Net realized gain (loss) on investments	3	3,939	14,733	-	32,306	142,193	95
Change in net unrealized appreciation (depreciation) on investments	479	(985)	(6,273)	57	(23,528)	(103,870)	1,209

Net increase (decrease) in net assets resulting from operations	471	2,937	7,103	46	8,925	35,579	1,158

CONTRACT TRANSACTIONS:
Contract owners’ net payments	11,123	13,366	789	11,123	-	-	-
Contract maintenance charges	-	(6)	(1,152)	-	-	(3,139)	(17)
Contract owners’ benefits	(29)	(8,938)	(10,572)	(28)	(4,168)	(35,248)	(303)
Net transfers (to) from the Company and/or Subaccounts	(1)	(483)	(760)	(1)	(1)	(4,300)	22

Increase (decrease) in net assets resulting from Contract transactions	11,093	3,939	(11,695)	11,094	(4,169)	(42,687)	(298)

Total increase (decrease) in net assets	11,564	6,876	(4,592)	11,140	4,756	(7,108)	860

NET ASSETS:
Beginning of period	-	15,242	97,039	-	77,577	324,305	10,109

End of period	$11,564	$22,118	$92,447	$11,140	$82,333	$317,197	$10,969

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT New Discovery Series, Service Class	MFS VIT Research Series, Initial Class	MFS VIT Research Series, Service Class	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,854)	$(193)	$(483)	$21,554	$787	$1,674	$92
Net realized gain (loss) on investments	6,177	10,579	12,595	(24,718)	4,505	17,139	85
Change in net unrealized appreciation (depreciation) on investments	56,625	(5,560)	(6,682)	47,411	379	(3,873)	586

Net increase (decrease) in net assets resulting from operations	54,948	4,826	5,430	44,247	5,671	14,940	763

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	27	-
Contract maintenance charges	(6,580)	-	(778)	(13,691)	(23)	(1,538)	(8)
Contract owners’ benefits	(29,477)	-	(3,598)	(233,734)	(1,900)	(40,633)	-
Net transfers (to) from the Company and/or Subaccounts	(1,154)	(3)	(1,587)	10,268	669	4,494	-

Increase (decrease) in net assets resulting from Contract transactions	(37,211)	(3)	(5,963)	(237,157)	(1,254)	(37,650)	(8)

Total increase (decrease) in net assets	17,737	4,823	(533)	(192,910)	4,417	(22,710)	755

NET ASSETS:
Beginning of period	509,386	42,787	48,315	917,686	60,365	191,540	5,696

End of period	$527,123	$47,610	$47,782	$724,776	$64,782	$168,830	$6,451

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Utilities Series, Service Class	MFS VIT Value Series, Service Class	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,024	$(312)	$(27)	$5,278	$37,303	$2,026	$10,138
Net realized gain (loss) on investments	6,836	45,776	1	(1,628)	(4,555)	-	(24,146)
Change in net unrealized appreciation (depreciation) on investments	23,013	(10,820)	(1,661)	12,521	67,585	1,487	41,865

Net increase (decrease) in net assets resulting from operations	31,873	34,644	(1,687)	16,171	100,333	3,513	27,857

CONTRACT TRANSACTIONS:
Contract owners’ net payments	199,863	-	-	-	-	56,047	11,250
Contract maintenance charges	(2,254)	(4,598)	-	(3,883)	(16,809)	-	(13,024)
Contract owners’ benefits	(15,906)	(77,328)	-	(15,835)	(123,726)	(19)	(46,750)
Net transfers (to) from the Company and/or Subaccounts	(5,877)	4,581	60,001	76,573	16,236	1	8,826

Increase (decrease) in net assets resulting from Contract transactions	175,826	(77,345)	60,001	56,855	(124,299)	56,029	(39,698)

Total increase (decrease) in net assets	207,699	(42,701)	58,314	73,026	(23,966)	59,542	(11,841)

NET ASSETS:
Beginning of period	200,822	359,885	-	92,829	810,381	-	605,443

End of period	$408,521	$317,184	$58,314	$165,855	$786,415	$59,542	$593,602

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,936	$53,396	$54,464	$181,834	$17,400	$434	$4,557
Net realized gain (loss) on investments	(27,772)	(66,060)	3,705	(148,909)	183,104	36,926	54,469
Change in net unrealized appreciation (depreciation) on investments	43,594	194,498	(1,976)	457,649	9,398	(5,980)	13,198

Net increase (decrease) in net assets resulting from operations	43,758	181,834	56,193	490,574	209,902	31,380	72,224

CONTRACT TRANSACTIONS:
Contract owners’ net payments	24,932	906	74,726	47,523	-	-	-
Contract maintenance charges	(19,444)	(62,193)	(27,038)	(124,938)	(20,502)	(3,592)	(10,627)
Contract owners’ benefits	(211,866)	(342,178)	(391,989)	(829,349)	(641,010)	(7,940)	(53,741)
Net transfers (to) from the Company and/or Subaccounts	(96,917)	17,696	11,449	32,604	34,664	(8,303)	(1,628)

Increase (decrease) in net assets resulting from Contract transactions	(303,295)	(385,769)	(332,852)	(874,160)	(626,848)	(19,835)	(65,996)

Total increase (decrease) in net assets	(259,537)	(203,935)	(276,659)	(383,586)	(416,946)	11,545	6,228

NET ASSETS:
Beginning of period	1,250,372	3,055,344	1,998,456	7,256,099	2,229,117	226,562	664,071

End of period	$990,835	$2,851,409	$1,721,797	$6,872,513	$1,812,171	$238,107	$670,299

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Service Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,260)	$8,791	$(27)	$(3,020)	$(3,440)	$(2,778)	$9,067
Net realized gain (loss) on investments	91,283	95,014	6,517	52,422	11,607	6,574	84,275
Change in net unrealized appreciation (depreciation) on investments	(40,654)	(47,917)	(6,779)	27,101	30,666	105,035	162,608

Net increase (decrease) in net assets resulting from operations	43,369	55,888	(289)	76,503	38,833	108,831	255,950

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	181	-	73,725	502	5,561	-
Contract maintenance charges	(6,260)	(17,914)	-	(2,321)	(3,144)	(5,987)	(20,357)
Contract owners’ benefits	(51,096)	(125,480)	-	(15,626)	(111,603)	(21,867)	(87,298)
Net transfers (to) from the Company and/or Subaccounts	(14,591)	137,786	59,757	60,790	34,858	(42,824)	208,061

Increase (decrease) in net assets resulting from Contract transactions	(71,947)	(5,427)	59,757	116,568	(79,387)	(65,117)	100,406

Total increase (decrease) in net assets	(28,578)	50,461	59,468	193,071	(40,554)	43,714	356,356

NET ASSETS:
Beginning of period	590,061	1,322,852	-	318,807	267,235	332,523	943,290

End of period	$561,483	$1,373,313	$59,468	$511,878	$226,681	$376,237	$1,299,646

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(53,563)	$(649)	$4,550	$168	$804	$2,027	$7,385
Net realized gain (loss) on investments	(257,318)	13,690	24,365	1,302	1,345	8,597	34,947
Change in net unrealized appreciation (depreciation) on investments	810,146	6,889	24,552	9,115	6,525	18,313	666,490

Net increase (decrease) in net assets resulting from operations	499,265	19,930	53,467	10,585	8,674	28,937	708,822

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,097	-	188,886	148,965	223,447	49,744	6,458,588
Contract maintenance charges	(79,156)	(3,390)	(3,980)	-	-	-	(2,953)
Contract owners’ benefits	(496,490)	(39,039)	(17,007)	(269)	-	(5,769)	(24,594)
Net transfers (to) from the Company and/or Subaccounts	69,887	46,429	484,681	17,954	125,986	233,917	633,068

Increase (decrease) in net assets resulting from Contract transactions	(504,662)	4,000	652,580	166,650	349,433	277,892	7,064,109

Total increase (decrease) in net assets	(5,397)	23,930	706,047	177,235	358,107	306,829	7,772,931

NET ASSETS:
Beginning of period	3,631,401	122,057	110,589	25,696	42,073	-	233,400

End of period	$3,626,004	$145,987	$816,636	$202,931	$400,180	$306,829	$8,006,331

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,022	$(234)	$3,053	$2,155	$822	$16,730	$202,258
Net realized gain (loss) on investments	70	8,953	14	21,292	5,956	34,918	-
Change in net unrealized appreciation (depreciation) on investments	887	29,955	1,551	31,730	25,042	66,672	-

Net increase (decrease) in net assets resulting from operations	1,979	38,674	4,618	55,177	31,820	118,320	202,258

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	12,976	-	344,979	121,118	173,837	13,084,286
Contract maintenance charges	(3)	(85)	-	(56)	(69)	(30)	(28)
Contract owners’ benefits	-	(4,879)	(2,056)	(205)	(931)	(35,039)	(617,847)
Net transfers (to) from the Company and/or Subaccounts	411	166,581	106,878	12,354	(3,769)	29	(5,214,213)

Increase (decrease) in net assets resulting from Contract transactions	408	174,593	104,822	357,072	116,349	138,797	7,252,198

Total increase (decrease) in net assets	2,387	213,267	109,440	412,249	148,169	257,117	7,454,456

NET ASSETS:
Beginning of period	36,662	81,626	-	27,222	87,774	734,458	-

End of period	$39,049	$294,893	$109,440	$439,471	$235,943	$991,575	$7,454,456

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$635	$34,274	$20,698	$8,346	$1,151	$9,175	$9,175
Net realized gain (loss) on investments	458	41	14	6,478	18,077	51	51
Change in net unrealized appreciation (depreciation) on investments	(361)	15,521	28,045	101,783	131,465	8,520	8,520

Net increase (decrease) in net assets resulting from operations	732	49,836	48,757	116,607	150,693	17,746	17,746

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	455,227	393,429	353,645	152,160	-	-
Contract maintenance charges	(29)	(572)	(756)	(165)	(415)	(3,086)	(3,086)
Contract owners’ benefits	-	(6,139)	(4,426)	(978)	(5,720)	(5,701)	(5,701)
Net transfers (to) from the Company and/or Subaccounts	215	246,109	284,477	(4,828)	1,789,998	11,225	11,225

Increase (decrease) in net assets resulting from Contract transactions	186	694,625	672,724	347,674	1,936,023	2,438	2,438

Total increase (decrease) in net assets	918	744,461	721,481	464,281	2,086,716	20,184	20,184

NET ASSETS:
Beginning of period	25,954	328,762	395,341	88,244	198,229	284,272	284,272

End of period	$26,872	$1,073,223	$1,116,822	$552,525	$2,284,945	$304,456	$304,456

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Western Asset Core Plus VIT Portfolio, Class II	Western Asset Core Plus VIT Portfolio, Class II	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,175	$9,175	$9,175
Net realized gain (loss) on investments	51	51	51
Change in net unrealized appreciation (depreciation) on investments	8,520	8,520	8,520

Net increase (decrease) in net assets resulting from operations	17,746	17,746	17,746

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-
Contract maintenance charges	(3,086)	(3,086)	(3,086)
Contract owners’ benefits	(5,701)	(5,701)	(5,701)
Net transfers (to) from the Company and/or Subaccounts	11,225	11,225	11,225

Increase (decrease) in net assets resulting from Contract transactions	2,438	2,438	2,438

Total increase (decrease) in net assets	20,184	20,184	20,184

NET ASSETS:
Beginning of period	284,272	284,272	284,272

End of period	$304,456	$304,456	$304,456

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,474)	$(395)	$6,403	$2,928	$138	$335	$(41)
Net realized gain (loss) on investments	16,604	624	54,472	7,227	46	18,810	(2,306)
Change in net unrealized appreciation (depreciation) on investments	25,775	20,888	64,798	8,343	6,090	8,230	2,422

Net increase (decrease) in net assets resulting from operations	39,905	21,117	125,673	18,498	6,274	27,375	75

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	150,000	-	-	-
Contract maintenance charges	(2,489)	(263)	(12,231)	(2,223)	-	(2,099)	(6)
Contract owners’ benefits	(10,210)	(6,946)	(125,241)	(8,627)	-	(34,878)	(12,117)
Net transfers (to) from the Company and/or Subaccounts	(20,350)	48,394	123,255	(155,674)	1,678	(8,333)	(4)

Increase (decrease) in net assets resulting from Contract transactions	(33,049)	41,185	(14,217)	(16,524)	1,678	(45,310)	(12,127)

Total increase (decrease) in net assets	6,856	62,302	111,456	1,974	7,952	(17,935)	(12,052)

NET ASSETS:
Beginning of period	179,148	87,326	843,876	139,400	51,674	244,044	12,052

End of period	$186,004	$149,628	$955,332	$141,374	$59,626	$226,109	$-

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,425)	$(152)	$(80)	$1,522	$3,159	$2,906	$485
Net realized gain (loss) on investments	14,322	2,572	586	7,166	137	121	13,263
Change in net unrealized appreciation (depreciation) on investments	46,003	5,976	5	5,354	(3,607)	(3,908)	37,187

Net increase (decrease) in net assets resulting from operations	57,900	8,396	511	14,042	(311)	(881)	50,935

CONTRACT TRANSACTIONS:
Contract owners’ net payments	36,235	4,614	-	-	-	-	40,731
Contract maintenance charges	(2,636)	(498)	(50)	(423)	(1,436)	(1,402)	(3,384)
Contract owners’ benefits	(6,479)	(1,163)	(3,509)	(21,092)	(3,597)	(5,805)	(55,365)
Net transfers (to) from the Company and/or Subaccounts	(28,880)	(5,073)	(1)	(41,899)	9,965	10,256	(14,975)

Increase (decrease) in net assets resulting from Contract transactions	(1,760)	(2,120)	(3,560)	(63,414)	4,932	3,049	(32,993)

Total increase (decrease) in net assets	56,140	6,276	(3,049)	(49,372)	4,621	2,168	17,942

NET ASSETS:
Beginning of period	201,370	40,934	22,202	239,407	112,212	111,142	335,113

End of period	$257,510	$47,210	$19,153	$190,035	$116,833	$113,310	$353,055

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,323	$60	$(28)	$(7,526)	$(4,586)	$(5,543)	$7,801
Net realized gain (loss) on investments	17,189	3,318	1,739	25,719	7,136	4,948	453
Change in net unrealized appreciation (depreciation) on investments	7,126	(477)	(1,053)	32,885	2,741	50,936	(6,867)

Net increase (decrease) in net assets resulting from operations	26,638	2,901	658	51,078	5,291	50,341	1,387

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	56	495	-	-
Contract maintenance charges	(3,745)	(513)	(13)	(12,961)	(5,953)	(5,555)	(3,424)
Contract owners’ benefits	(5,953)	(701)	(4,493)	(113,622)	(37,851)	(11,007)	(11,473)
Net transfers (to) from the Company and/or Subaccounts	4,027	(268)	-	8,252	142,312	(9,359)	25,392

Increase (decrease) in net assets resulting from Contract transactions	(5,671)	(1,482)	(4,506)	(118,275)	99,003	(25,921)	10,495

Total increase (decrease) in net assets	20,967	1,419	(3,848)	(67,197)	104,294	24,420	11,882

NET ASSETS:
Beginning of period	271,647	39,252	3,848	789,346	252,433	403,090	225,711

End of period	$292,614	$40,671	$-	$722,149	$356,727	$427,510	$237,593

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Global Bond Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$355	$259	$1,659	$111	$5,923	$3,966	$7,125
Net realized gain (loss) on investments	31	5	5	14,932	17,589	4	42,205
Change in net unrealized appreciation (depreciation) on investments	96	(4)	113	(3,639)	(12,543)	336	(4,762)

Net increase (decrease) in net assets resulting from operations	482	260	1,777	11,404	10,969	4,306	44,568

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	(178)	(89)	(72)	(291)	(169)	(83)	(478)
Contract owners’ benefits	(734)	-	-	(8,353)	(974)	-	(6,982)
Net transfers (to) from the Company and/or Subaccounts	763	492	-	(77,007)	(59,280)	811	38,016

Increase (decrease) in net assets resulting from Contract transactions	(149)	403	(72)	(85,651)	(60,423)	728	30,556

Total increase (decrease) in net assets	333	663	1,705	(74,247)	(49,454)	5,034	75,124

NET ASSETS:
Beginning of period	14,680	8,077	35,100	89,428	205,701	82,818	332,268

End of period	$15,013	$8,740	$36,805	$15,181	$156,247	$87,852	$407,392

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio, Institutional	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,010	$32	$4,149	$(66,238)	$-	$7,229	$(896)
Net realized gain (loss) on investments	41,080	23	28,505	1,464,495	1	215	798
Change in net unrealized appreciation (depreciation) on investments	(6,618)	149	66,806	(45,823)	(1)	(4,148)	2,656

Net increase (decrease) in net assets resulting from operations	40,472	204	99,460	1,352,434	-	3,296	2,558

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	105,685	17,574	-	254,730	-
Contract maintenance charges	(1,110)	(47)	(8,933)	(66,706)	-	(1,304)	(804)
Contract owners’ benefits	(7,285)	-	(15,155)	(994,643)	-	(6,410)	-
Net transfers (to) from the Company and/or Subaccounts	(45,908)	39	(23,573)	(1,315,037)	(3)	3,973	(751)

Increase (decrease) in net assets resulting from Contract transactions	(54,303)	(8)	58,024	(2,358,812)	(3)	250,989	(1,555)

Total increase (decrease) in net assets	(13,831)	196	157,484	(1,006,378)	(3)	254,285	1,003

NET ASSETS:
Beginning of period	569,540	3,011	706,412	5,067,582	3	4,082	66,808

End of period	$555,709	$3,207	$863,896	$4,061,204	$-	$258,367	$67,811

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Franklin DynaTech VIP Fund, Class 2	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(30,895)	$70,771	$(30,772)	$(31,361)	$123,817	$14,538	$(15,639)
Net realized gain (loss) on investments	1,274,726	(49,750)	461,997	49,263	26,808	88,783	219,372
Change in net unrealized appreciation (depreciation) on investments	43,070	(13,152)	(6,290)	405,499	35,975	161,591	141,073

Net increase (decrease) in net assets resulting from operations	1,286,901	7,869	424,935	423,401	186,600	264,912	344,806

CONTRACT TRANSACTIONS:
Contract owners’ net payments	4	136	10	25,016	174,651	754	62
Contract maintenance charges	(99,854)	(66,065)	(40,967)	(26,010)	(64,585)	(50,484)	(66,145)
Contract owners’ benefits	(906,481)	(562,973)	(566,468)	(174,799)	(365,368)	(280,094)	(379,090)
Net transfers (to) from the Company and/or Subaccounts	(1,634,932)	267,660	(399,930)	1,321,138	292,674	(96,853)	(60,038)

Increase (decrease) in net assets resulting from Contract transactions	(2,641,263)	(361,242)	(1,007,355)	1,145,345	37,372	(426,677)	(505,211)

Total increase (decrease) in net assets	(1,354,362)	(353,373)	(582,420)	1,568,746	223,972	(161,765)	(160,405)

NET ASSETS:
Beginning of period	7,078,099	4,199,574	2,947,707	650,836	2,930,989	2,842,713	3,830,751

End of period	$5,723,737	$3,846,201	$2,365,287	$2,219,582	$3,154,961	$2,680,948	$3,670,346

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,824)	$(11,051)	$44,466	$8,439	$45	$3,197	$(1,701)
Net realized gain (loss) on investments	14,417	(29,044)	(39,849)	(53)	127	24,285	89,183
Change in net unrealized appreciation (depreciation) on investments	45,836	100,758	(2,234)	(9,535)	(40)	(7,999)	8,125

Net increase (decrease) in net assets resulting from operations	57,429	60,663	2,383	(1,149)	132	19,483	95,607

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	32,703	76,261	-	-	513	21
Contract maintenance charges	(9,163)	(12,283)	(44,810)	(3,977)	(6)	(6,773)	(7,632)
Contract owners’ benefits	(47,520)	(67,887)	(279,690)	(37,225)	(100)	(33,525)	(37,792)
Net transfers (to) from the Company and/or Subaccounts	8,994	(259,663)	165,675	24,811	(1)	(60,800)	(27,080)

Increase (decrease) in net assets resulting from Contract transactions	(47,689)	(307,130)	(82,564)	(16,391)	(107)	(100,585)	(72,483)

Total increase (decrease) in net assets	9,740	(246,467)	(80,181)	(17,540)	25	(81,102)	23,124

NET ASSETS:
Beginning of period	556,929	955,229	2,631,742	360,154	2,709	415,729	646,190

End of period	$566,669	$708,762	$2,551,561	$342,614	$2,734	$334,627	$669,314

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT Trend Driven Allocation Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,426)	$(10,621)	$(85)	$82	$(1,059)	$(68,107)	$4,697
Net realized gain (loss) on investments	38,176	112,019	1,739	1,877	6,827	567,666	2,822
Change in net unrealized appreciation (depreciation) on investments	20,194	38,547	1,605	1,015	14,184	700,946	19,465

Net increase (decrease) in net assets resulting from operations	53,944	139,945	3,259	2,974	19,952	1,200,505	26,984

CONTRACT TRANSACTIONS:
Contract owners’ net payments	495	495	-	-	-	1,602	-
Contract maintenance charges	(5,444)	(24,316)	-	-	(59)	(67,964)	(5,840)
Contract owners’ benefits	(35,191)	(218,152)	-	(233)	(2,695)	(568,481)	(17,409)
Net transfers (to) from the Company and/or Subaccounts	(9,435)	(264,848)	(2)	(3,396)	-	1,251,551	(2,488)

Increase (decrease) in net assets resulting from Contract transactions	(49,575)	(506,821)	(2)	(3,629)	(2,754)	616,708	(25,737)

Total increase (decrease) in net assets	4,369	(366,876)	3,257	(655)	17,198	1,817,213	1,247

NET ASSETS:
Beginning of period	301,621	1,623,419	18,742	19,159	66,795	3,079,334	273,190

End of period	$305,990	$1,256,543	$21,999	$18,504	$83,993	$4,896,547	$274,437

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(697)	$(197)	$(970)	$(1,861)	$242,412	$337	$1,597
Net realized gain (loss) on investments	13,699	3,670	3,626	18,265	(242,538)	6,814	85,641
Change in net unrealized appreciation (depreciation) on investments	8,391	650	16,793	55,420	137,821	4,283	34,402

Net increase (decrease) in net assets resulting from operations	21,393	4,123	19,449	71,824	137,695	11,434	121,640

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	5,768	-	-
Contract maintenance charges	(31)	(173)	-	(4,954)	(125,258)	(12)	(15,398)
Contract owners’ benefits	(2,307)	(721)	(10,421)	(31,730)	(649,763)	-	(157,380)
Net transfers (to) from the Company and/or Subaccounts	(4)	(1,806)	(13)	(28,149)	231,033	41	(18,173)

Increase (decrease) in net assets resulting from Contract transactions	(2,342)	(2,700)	(10,434)	(64,833)	(538,220)	29	(190,951)

Total increase (decrease) in net assets	19,051	1,423	9,015	6,991	(400,525)	11,463	(69,311)

NET ASSETS:
Beginning of period	81,574	17,179	62,917	283,954	5,647,707	84,328	968,251

End of period	$100,625	$18,602	$71,932	$290,945	$5,247,182	$95,791	$898,940

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$328	$(1,745)	$(6,747)	$(668)	$(3,947)	$2,250	$583
Net realized gain (loss) on investments	(20)	5,075	40,448	706	13,917	102,725	4,844
Change in net unrealized appreciation (depreciation) on investments	24	30,571	96,109	9,518	44,430	69,773	(7,792)

Net increase (decrease) in net assets resulting from operations	332	33,901	129,810	9,556	54,400	174,748	(2,365)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	11	-	-	-	5
Contract maintenance charges	(57)	(14)	(9,274)	(11)	(4,835)	(31,759)	(2,762)
Contract owners’ benefits	-	(12,334)	(68,406)	(8,996)	(37,407)	(176,655)	(13,994)
Net transfers (to) from the Company and/or Subaccounts	(16,526)	1	(11,862)	-	(28,326)	95,856	(64,798)

Increase (decrease) in net assets resulting from Contract transactions	(16,583)	(12,347)	(89,531)	(9,007)	(70,568)	(112,558)	(81,549)

Total increase (decrease) in net assets	(16,251)	21,554	40,279	549	(16,168)	62,190	(83,914)

NET ASSETS:
Beginning of period	16,251	109,456	421,871	46,221	266,834	1,710,245	228,471

End of period	$-	$131,010	$462,150	$46,770	$250,666	$1,772,435	$144,557

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(920)	$(27,992)	$3,083	$137	$36,010	$4,698	$20
Net realized gain (loss) on investments	6,084	182,370	(7,825)	(18)	(167,900)	(3,730)	1,847
Change in net unrealized appreciation (depreciation) on investments	3,820	120,097	(8,416)	19	168,815	1,120	1,811

Net increase (decrease) in net assets resulting from operations	8,984	274,475	(13,158)	138	36,925	2,088	3,678

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	623	-	-	234	91	-
Contract maintenance charges	(12)	(32,435)	(4,179)	(6)	(49,993)	(8,982)	(3)
Contract owners’ benefits	(11,642)	(259,679)	(18,992)	-	(324,964)	(92,771)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(229,231)	(55,737)	-	(233,711)	30,541	4

Increase (decrease) in net assets resulting from Contract transactions	(11,655)	(520,722)	(78,908)	(6)	(608,434)	(71,121)	1

Total increase (decrease) in net assets	(2,671)	(246,247)	(92,066)	132	(571,509)	(69,033)	3,679

NET ASSETS:
Beginning of period	64,794	2,086,549	269,030	8,040	3,496,082	581,732	25,612

End of period	$62,123	$1,840,302	$176,964	$8,172	$2,924,573	$512,699	$29,291

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,196)	$(586)	$(12,056)	$(1,269)	$224,138	$723	$217,164
Net realized gain (loss) on investments	315,596	4,325	112,337	5,669	-	(8)	(19,223)
Change in net unrealized appreciation (depreciation) on investments	223,533	4,201	72,629	9,702	-	(4,250)	67,605

Net increase (decrease) in net assets resulting from operations	528,933	7,940	172,910	14,102	224,138	(3,535)	265,546

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,179	-	455	-	145	-	1,574
Contract maintenance charges	(72,329)	(30)	(12,883)	(1,704)	(150,986)	(31)	(90,009)
Contract owners’ benefits	(389,803)	(184)	(75,603)	(7,412)	(729,167)	(226)	(575,193)
Net transfers (to) from the Company and/or Subaccounts	(216,068)	-	(73,071)	11,186	681,756	94,084	1,120,424

Increase (decrease) in net assets resulting from Contract transactions	(677,021)	(214)	(161,102)	2,070	(198,252)	93,827	456,796

Total increase (decrease) in net assets	(148,088)	7,726	11,808	16,172	25,886	90,292	722,342

NET ASSETS:
Beginning of period	3,961,249	36,260	862,723	85,039	7,786,342	-	4,596,064

End of period	$3,813,161	$43,986	$874,531	$101,211	$7,812,228	$90,292	$5,318,406

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	MFS VIT Growth Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,726)	$(13,737)	$(1,815)	$(9,813)	$(1,365)	$3,439	$(1,460)
Net realized gain (loss) on investments	37,714	127,753	30,877	13,254	24,143	39	9,187
Change in net unrealized appreciation (depreciation) on investments	70,520	145,637	18,421	160,077	(2,041)	(2,049)	18,248

Net increase (decrease) in net assets resulting from operations	103,508	259,653	47,483	163,518	20,737	1,429	25,975

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	66	51	6	-	60,392	-
Contract maintenance charges	(7,673)	(33,005)	(3,331)	(12,702)	(2,222)	(256)	(7)
Contract owners’ benefits	(56,990)	(204,924)	(14,190)	(50,347)	(53,362)	(1,373)	(4,555)
Net transfers (to) from the Company and/or Subaccounts	(40,405)	(125,262)	(25,054)	32,982	(12,319)	3,240	(931)

Increase (decrease) in net assets resulting from Contract transactions	(105,068)	(363,125)	(42,524)	(30,061)	(67,903)	62,003	(5,493)

Total increase (decrease) in net assets	(1,560)	(103,472)	4,959	133,457	(47,166)	63,432	20,482

NET ASSETS:
Beginning of period	550,931	1,839,668	264,774	567,831	177,781	21,910	89,354

End of period	$549,371	$1,736,196	$269,733	$701,288	$130,615	$85,342	$109,836

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Growth Series, Service Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT Investors Trust Series, Service Class	MFS VIT New Discovery Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,567)	$42	$(26)	$(1,328)	$(548)	$(3,366)	$(143)
Net realized gain (loss) on investments	313,049	4	738	11,353	5,989	49,155	35
Change in net unrealized appreciation (depreciation) on investments	(84,320)	379	166	2,881	6,721	8,466	615

Net increase (decrease) in net assets resulting from operations	218,162	425	878	12,906	12,162	54,255	507

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	455	923	-	-	-
Contract maintenance charges	(4,310)	(9)	(6)	(1,170)	-	(3,452)	(19)
Contract owners’ benefits	(609,627)	-	(987)	(8,524)	(3,943)	(41,959)	(282)
Net transfers (to) from the Company and/or Subaccounts	(41,158)	(1)	(99)	(2,773)	(1)	(23,058)	112

Increase (decrease) in net assets resulting from Contract transactions	(655,095)	(10)	(637)	(11,544)	(3,944)	(68,469)	(189)

Total increase (decrease) in net assets	(436,933)	415	241	1,362	8,218	(14,214)	318

NET ASSETS:
Beginning of period	759,687	4,314	15,001	95,677	69,359	338,519	9,791

End of period	$322,754	$4,729	$15,242	$97,039	$77,577	$324,305	$10,109

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT New Discovery Series, Service Class	MFS VIT Research Series, Initial Class	MFS VIT Research Series, Service Class	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Total Return Series, Service Class	MFS VIT Utilities Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,909)	$(327)	$(385)	$25,512	$630	$1,626	$50
Net realized gain (loss) on investments	4,786	2,429	4,204	(9,531)	3,008	10,224	161
Change in net unrealized appreciation (depreciation) on investments	27,963	4,178	4,009	(5,811)	(78)	(674)	313

Net increase (decrease) in net assets resulting from operations	24,840	6,280	7,828	10,170	3,560	11,176	524

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	34	-
Contract maintenance charges	(6,672)	-	(775)	(15,112)	(23)	(2,100)	(9)
Contract owners’ benefits	(25,803)	-	(3,602)	(127,961)	(1,674)	(6,035)	-
Net transfers (to) from the Company and/or Subaccounts	3,640	-	(3,043)	68,281	774	(336)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(28,835)	-	(7,420)	(74,792)	(923)	(8,437)	(10)

Total increase (decrease) in net assets	(3,995)	6,280	408	(64,622)	2,637	2,739	514

NET ASSETS:
Beginning of period	513,381	36,507	47,907	982,308	57,728	188,801	5,182

End of period	$509,386	$42,787	$48,315	$917,686	$60,365	$191,540	$5,696

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Utilities Series, Service Class	MFS VIT Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,552	$(46)	$1,915	$7,451	$31,923	$7,297	$31,977
Net realized gain (loss) on investments	8,461	41,699	(11,677)	938	34,852	(119,827)	(5,575)
Change in net unrealized appreciation (depreciation) on investments	10,983	(5,611)	27,146	(4,654)	12,296	55,066	10,777

Net increase (decrease) in net assets resulting from operations	20,996	36,042	17,384	3,735	79,071	(57,464)	37,179

CONTRACT TRANSACTIONS:
Contract owners’ net payments	61	-	-	-	-	1,154	548
Contract maintenance charges	(2,306)	(5,038)	(3,052)	(3,817)	(18,456)	(13,982)	(20,326)
Contract owners’ benefits	(7,095)	(37,927)	(13,046)	(15,840)	(242,734)	(60,314)	(104,721)
Net transfers (to) from the Company and/or Subaccounts	(4,859)	(15,259)	(251,273)	(69,137)	22,273	(163,664)	66,895

Increase (decrease) in net assets resulting from Contract transactions	(14,199)	(58,224)	(267,371)	(88,794)	(238,917)	(236,806)	(57,604)

Total increase (decrease) in net assets	6,797	(22,182)	(249,987)	(85,059)	(159,846)	(294,270)	(20,425)

NET ASSETS:
Beginning of period	194,025	382,067	249,987	177,888	970,227	899,713	1,270,797

End of period	$200,822	$359,885	$-	$92,829	$810,381	$605,443	$1,250,372

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro-Cap Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,699	$64,885	$190,469	$15,113	$461	$3,556	$(9,281)
Net realized gain (loss) on investments	(51,139)	141	(366,884)	18,541	11,793	5,857	65,926
Change in net unrealized appreciation (depreciation) on investments	36,133	15,108	244,343	88,108	14,288	39,861	6,739

Net increase (decrease) in net assets resulting from operations	19,693	80,134	67,928	121,762	26,542	49,274	63,384

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,568	557	62,982	-	536	445	-
Contract maintenance charges	(63,195)	(28,282)	(136,790)	(21,706)	(5,579)	(13,000)	(8,885)
Contract owners’ benefits	(315,378)	(166,359)	(877,925)	(46,604)	(7,914)	(26,110)	(205,667)
Net transfers (to) from the Company and/or Subaccounts	119,227	842,930	(542,042)	79,112	(11,360)	(1,457)	(16,847)

Increase (decrease) in net assets resulting from Contract transactions	(257,778)	648,846	(1,493,775)	10,802	(24,317)	(40,122)	(231,399)

Total increase (decrease) in net assets	(238,085)	728,980	(1,425,847)	132,564	2,225	9,152	(168,015)

NET ASSETS:
Beginning of period	3,293,429	1,269,476	8,681,946	2,096,553	224,337	654,919	758,076

End of period	$3,055,344	$1,998,456	$7,256,099	$2,229,117	$226,562	$664,071	$590,061

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Royce Capital Fund Small-Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,483)	$(2,448)	$(3,618)	$13,720	$9,917	$(57,853)	$(965)
Net realized gain (loss) on investments	61,948	23,714	27,080	17,738	(6,189)	(134,507)	6,625
Change in net unrealized appreciation (depreciation) on investments	(27,905)	60,989	(22,505)	3,176	(28,783)	(335,157)	3,027

Net increase (decrease) in net assets resulting from operations	26,560	82,255	957	34,634	(25,055)	(527,517)	8,687

CONTRACT TRANSACTIONS:
Contract owners’ net payments	57	-	-	24,865	-	259	-
Contract maintenance charges	(27,798)	(1,975)	(3,376)	(6,253)	(23,131)	(81,443)	(4,045)
Contract owners’ benefits	(274,083)	(8,477)	(6,423)	(232,409)	(272,270)	(513,360)	(28,164)
Net transfers (to) from the Company and/or Subaccounts	(144,298)	12,820	12,733	130,465	(667,701)	373,427	(53,088)

Increase (decrease) in net assets resulting from Contract transactions	(446,122)	2,368	2,934	(83,332)	(963,102)	(221,117)	(85,297)

Total increase (decrease) in net assets	(419,562)	84,623	3,891	(48,698)	(988,157)	(748,634)	(76,610)

NET ASSETS:
Beginning of period	1,742,414	234,184	263,344	381,221	1,931,447	4,380,035	198,667

End of period	$1,322,852	$318,807	$267,235	$332,523	$943,290	$3,631,401	$122,057

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19)	$273	$989	$982	$916	$(14)	$241
Net realized gain (loss) on investments	(12)	1,546	948	4,032	39	1,203	868
Change in net unrealized appreciation (depreciation) on investments	(2,143)	1,516	875	17,605	(329)	19,248	1,078

Net increase (decrease) in net assets resulting from operations	(2,174)	3,335	2,812	22,619	626	20,437	2,187

CONTRACT TRANSACTIONS:
Contract owners’ net payments	113,514	-	-	120,336	-	-	-
Contract maintenance charges	-	-	-	(119)	(3)	(73)	(49)
Contract owners’ benefits	(525)	(349)	-	(614)	-	(124)	-
Net transfers (to) from the Company and/or Subaccounts	(226)	(6,606)	2	(2,182)	413	(3,418)	(195)

Increase (decrease) in net assets resulting from Contract transactions	112,763	(6,955)	2	117,421	410	(3,615)	(244)

Total increase (decrease) in net assets	110,589	(3,620)	2,814	140,040	1,036	16,822	1,943

NET ASSETS:
Beginning of period	-	29,316	39,259	93,360	35,626	64,804	25,279

End of period	$110,589	$25,696	$42,073	$233,400	$36,662	$81,626	$27,222

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$948	$14,582	$712	$10,567	$9,717	$2,426	$1,687
Net realized gain (loss) on investments	1,220	14,934	739	25	34	436	12,316
Change in net unrealized appreciation (depreciation) on investments	9,247	38,634	(318)	3,803	(6,063)	1,180	23,551

Net increase (decrease) in net assets resulting from operations	11,415	68,150	1,133	14,395	3,688	4,042	37,554

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	(62)	-	(27)	(541)	(672)	(145)	(362)
Contract owners’ benefits	(339)	(23,743)	-	-	-	(217)	-
Net transfers (to) from the Company and/or Subaccounts	(4,550)	-	(245)	682	648	(1,764)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(4,951)	(23,743)	(272)	141	(24)	(2,126)	(363)

Total increase (decrease) in net assets	6,464	44,407	861	14,536	3,664	1,916	37,191

NET ASSETS:
Beginning of period	81,310	690,051	25,093	314,226	391,677	86,328	161,038

End of period	$87,774	$734,458	$25,954	$328,762	$395,341	$88,244	$198,229

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,963
Net realized gain (loss) on investments	67
Change in net unrealized appreciation (depreciation) on investments	(25,795)

Net increase (decrease) in net assets resulting from operations	(5,765)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-
Contract maintenance charges	(2,929)
Contract owners’ benefits	(3,488)
Net transfers (to) from the Company and/or Subaccounts	24,608

Increase (decrease) in net assets resulting from Contract transactions	18,191

Total increase (decrease) in net assets	12,426

NET ASSETS:
Beginning of period	271,846

End of period	$284,272

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

 (Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Variable Annuity Account A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company (“PLAIC” or the “Company”) on August 21, 1998, and exists in accordance with the regulations of the Alabama Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Insurance Company (“PLICO”). PLICO is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Contract owners’ net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Elements Classic Variable Annuity NY

Protective Aspirations NY Variable Annuity

Protective Investors Benefit Advisory Variable Annuity NY

Protective Variable Annuity II B Series NY

Protective Variable Annuity NY

Protective Variable Annuity NY B, C, & L Series

ProtectiveAccess XL NY

ProtectiveRewards Elite NY Variable Annuity

ProtectiveRewards NY Variable Annuity

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 218 available Subaccount investment options, as follows:

AB VPS Balanced Hedged Allocation Portfolio, Class B (a)

AB VPS Discovery Value Portfolio, Class B *

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B (a)

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS American Funds Global Balanced Fund, Class 4 *

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Bond Fund, Class 4 *

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS International Growth and Income Fund, Class 4 *

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Advantage SMID Cap V.I. Fund, Class III *

BlackRock Global Allocation V.I. Fund, Class III

BlackRock International V.I. Fund, Class I *

Calvert VP SRI Balanced Portfolio, Class I *

ClearBridge Variable Dividend Strategy Portfolio, Class II (a)

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Emerging Markets Bond Fund, Class 2 *

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2 *

Columbia VP Seligman Global Technology Fund, Class 2 *

Columbia VP Strategic Income Fund, Class 2

Dimensional VA Equity Allocation Portfolio, Institutional (a)

Dimensional VA Global Bond Portfolio, Institutional

Dimensional VA Global Moderate Allocation Portfolio, Institutional (a)

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional

Fidelity VIP Asset Manager 50% Portfolio, Service Class 2 (a)

Fidelity VIP Asset Manager 70% Portfolio, Service Class 2 * (a)

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio, Service Class 2 (a)

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 *

Fidelity VIP Emerging Markets Portfolio, Service Class 2 *

Fidelity VIP Energy Portfolio, Service Class 2 *

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Freedom 2015 Portfolio, Service Class 2 *

Fidelity VIP Freedom 2020 Portfolio, Service Class 2 *

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 60% Portfolio, Service Class 2 *

Fidelity VIP FundsManager 70% Portfolio, Service Class 2 *

Fidelity VIP FundsManager 85% Portfolio, Service Class 2 *

Fidelity VIP Growth & Income Portfolio, Service Class 2 *

Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (a)

Fidelity VIP Growth Portfolio, Service Class 2 (a)

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP High Income Portfolio, Service Class 2 *

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2 (a)

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Materials Portfolio, Initial Class *

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Strategic Income Portfolio, Service Class 2 *

Fidelity VIP Target Volatility Portfolio, Service Class 2 *

Fidelity VIP Technology Portfolio, Initial Class (a)

Fidelity VIP Utilities Portfolio, Initial Class *

Fidelity VIP Value Strategies Portfolio, Service Class 2 *

First Trust Multi Income Allocation Portfolio, Class I *

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I (a)

Franklin DynaTech VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2 *

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2 *

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Class

Goldman Sachs VIT International Equity Insights Fund, Institutional Class

Goldman Sachs VIT International Equity Insights Fund, Service Class

Goldman Sachs VIT Large Cap Value Fund, Institutional Class *

Goldman Sachs VIT Large Cap Value Fund, Service Class

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares * (a)

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Goldman Sachs VIT Trend Driven Allocation Fund, Service Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Franchise Fund, Series II *

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund, Series II

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Conservative Balanced Fund, Series II (a)

Invesco V.I. Discovery Large Cap Fund, Series I

Invesco V.I. Discovery Large Cap Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Equity and Income Fund, Series II (a)

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series I

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Mid Cap Fund, Series II *

Invesco V.I. Main Street Small Cap Fund, Series II (a)

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson VIT Balanced Portfolio, Service Shares (a)

Janus Henderson VIT Enterprise Portfolio, Service Shares *

Janus Henderson VIT Forty Portfolio, Service Shares (a)

Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares *

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares (a)

Janus Henderson VIT Overseas Portfolio, Service Shares (a)

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Dividend Growth Portfolio, Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II *

LVIP American Century Disciplined Core Value Fund, Standard Class II *

LVIP American Century International Fund, Standard Class II *

LVIP American Century Ultra Fund, Standard Class II *

MFS VIT Growth Series, Initial Class

MFS VIT Growth Series, Service Class

MFS VIT II Core Equity Portfolio, Service Class *

MFS VIT II Emerging Markets Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Service Class (a)

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class *

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class

MFS VIT II Research International Portfolio, Service Class *

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class *

MFS VIT III Global Real Estate Portfolio, Service Class *

MFS VIT III Mid Cap Value Portfolio, Service Class (a)

MFS VIT Investors Trust Series, Initial Class

MFS VIT Investors Trust Series, Service Class

MFS VIT Mid Cap Growth Series, Service Class *

MFS VIT New Discovery Series, Initial Class

MFS VIT New Discovery Series, Service Class

MFS VIT Research Series, Initial Class

MFS VIT Research Series, Service Class

MFS VIT Total Return Bond Series, Service Class

MFS VIT Total Return Series, Initial Class

MFS VIT Total Return Series, Service Class

MFS VIT Utilities Series, Initial Class

MFS VIT Utilities Series, Service Class

MFS VIT Value Series, Service Class

Morgan Stanley VIF Global Infrastructure Portfolio *

Morgan Stanley VIF Global Real Estate Portfolio, Class II (a)

Morgan Stanley VIF Global Strategist Portfolio, Class II *

Morgan Stanley VIF Growth Portfolio, Class II (a)

PIMCO VIT All Asset Portfolio, Advisor Class

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class *

PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class *

PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class

PIMCO VIT High Yield Portfolio, Advisor Class *

PIMCO VIT Income Portfolio, Advisor Class (a)

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio

Protective Life Dynamic Allocation Series Moderate Portfolio

Royce Capital Fund Micro-Cap Portfolio, Service Class

Royce Capital Fund Small-Cap Portfolio, Service Class

T. Rowe Price All-Cap Opportunities Portfolio (a)

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Mid-Cap Growth Portfolio, Class II *

T. Rowe Price Moderate Allocation Portfolio *

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

VanEck VIP Global Resources Fund, Initial Class *

Vanguard VIF Balanced Portfolio (a)

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Diversified Value Portfolio *

Vanguard VIF Equity Income Portfolio (a)

Vanguard VIF Equity Index Portfolio

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Growth Portfolio

Vanguard VIF High Yield Bond Portfolio (a)

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Moderate Allocation Portfolio

Vanguard VIF Money Market Portfolio (a)

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total International Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

Western Asset Core Plus VIT Portfolio, Class II

* Contract owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes tables below

Subaccount Changes: Mergers
During 2024, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Conservative	Invesco V.I. Equity and Income Fund,	April 26, 2024
Balanced Fund, Series II	Series II

Subaccount Changes: Name Changes
During 2025, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Fidelity VIP Asset Manager	Fidelity VIP Asset Manager 50%	April 30, 2025
Growth, Service 2	Portfolio, Service Class 2
Fidelity VIP II Asset Manager,	Fidelity VIP Asset Manager 70%	April 30, 2025
Service 2	Portfolio, Service Class 2

Subaccount Changes: Liquidations
During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	January 15, 2025
Morgan Stanley VIF Global Real Estate Portfolio, Class II	December 6, 2024

Subaccount Changes: Trading Commencements

During 2025 and 2024, the following Subaccount commenced trading:

Subaccount Name	Date Trading Commenced
AB VPS Balanced Hedged Allocation Portfolio, Class B	August 21, 2025
AB VPS Relative Value Portfolio, Class B	September 4, 2025
ClearBridge Variable Dividend Strategy Portfolio, Class II	September 4, 2025
Dimensional VA Equity Allocation Portfolio, Institutional	September 11, 2025
Dimensional VA Global Moderate Allocation Portfolio, Institutional	March 11, 2025
Fidelity VIP Bond Index Portfolio, Service Class 2	June 30, 2025
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	June 16, 2025
Fidelity VIP Growth Portfolio, Service Class 2	September 4, 2025
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	September 4, 2025
Fidelity VIP Technology Portfolio, Initial Class	March 25, 2025
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	August 21, 2025
Invesco V.I. Main Street Small Cap Fund, Series II	February 3, 2025
Janus Henderson VIT Balanced Portfolio, Service Shares	April 1, 2025
Janus Henderson VIT Forty Portfolio, Service Shares	April 1, 2025
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	April 1, 2025
Janus Henderson VIT Overseas Portfolio, Service Shares	October 24, 2024
MFS VIT II International Growth Portfolio, Service Class	September 4, 2025
MFS VIT III Mid Cap Value Portfolio, Service Class	September 4, 2025
Morgan Stanley VIF Growth Portfolio, Class II	October 29, 2025
PIMCO VIT Income Portfolio, Advisor Class	March 13, 2025
T. Rowe Price All-Cap Opportunities Portfolio	October 29, 2025
Vanguard VIF Balanced Portfolio	December 31, 2024
Vanguard VIF Equity Income Portfolio	March 11, 2025
Vanguard VIF High Yield Bond Portfolio	March 11, 2025
Vanguard VIF Money Market Portfolio	January 13, 2025

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales

AB VPS Balanced Hedged Allocation Portfolio, Class B	$133,646	$606
AB VPS Large Cap Growth Portfolio, Class B	149,068	130,468
AB VPS Relative Value Portfolio, Class B	11,151	67
AB VPS Small Cap Growth Portfolio, Class B	5,805	7,764
American Funds IS Asset Allocation Fund, Class 4	139,718	319,505
American Funds IS Capital Income Builder, Class 4	4,364	16,808
American Funds IS Capital World Growth and Income Fund, Class 4	8,192	4,214
American Funds IS Global Growth Fund, Class 4	167,135	52,480
American Funds IS Global Small Capitalization Fund, Class 4	13,034	78
American Funds IS Growth Fund, Class 4	248,701	54,673
American Funds IS Growth-Income Fund, Class 4	92,727	5,876
American Funds IS International Fund, Class 4	249	869
American Funds IS New World Fund, Class 4	23,853	74,886
American Funds IS The Bond Fund of America, Class 4	141,229	10,362
American Funds IS U.S. Government Securities Fund, Class 4	43,911	11,728
American Funds IS Washington Mutual Investors Fund, Class 4	237,422	124,399
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	165,580	118,416
BlackRock Global Allocation V.I. Fund, Class III	98,606	5,885
ClearBridge Variable Dividend Strategy Portfolio, Class II	10,419	56
ClearBridge Variable Mid Cap Portfolio, Class II	690,185	713,659
ClearBridge Variable Small Cap Growth Portfolio, Class II	240,345	246,554
Columbia VP Balanced Fund, Class 2	2,172	224,396
Columbia VP Intermediate Bond Fund, Class 2	156,755	223,205
Columbia VP Limited Duration Credit Fund, Class 2	8,344	1,240
Columbia VP Strategic Income Fund, Class 2	21,742	1,272
Dimensional VA Equity Allocation Portfolio, Institutional	9,404	73
Dimensional VA Global Bond Portfolio, Institutional	6,294	223
Dimensional VA Global Moderate Allocation Portfolio, Institutional	271,545	8,905
Dimensional VA International Small Portfolio, Institutional	1,466	335
Dimensional VA International Value Portfolio, Institutional	10,892	52,036
Dimensional VA Short-Term Fixed Portfolio, Institutional	41,611	33,152
Dimensional VA US Large Value Portfolio, Institutional	126,826	17,422
Dimensional VA US Targeted Value Portfolio, Institutional	59,619	90,674
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	342,987	780
Fidelity VIP Balanced Portfolio, Service Class 2	210,071	267,400
Fidelity VIP Bond Index Portfolio, Service Class 2	191,485	75,419
Fidelity VIP Contrafund Portfolio, Service Class 2	3,306,866	2,793,144
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	201,402	35,610
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	1,658,529	2,995
Fidelity VIP Growth Portfolio, Service Class 2	77,064	84
Fidelity VIP Health Care Portfolio, Service Class 2	142,120	10,724
Fidelity VIP Index 500 Portfolio, Service Class 2	3,176,540	3,575,486
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	9,351	57
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	434,619	497,343
Fidelity VIP Mid Cap Portfolio, Service Class 2	1,515,517	1,503,731

Subaccount	Purchases	Sales

Fidelity VIP Technology Portfolio, Initial Class	$248,515	$991
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	203,038	880
Franklin DynaTech VIP Fund, Class 2	219,956	608,720
Franklin Income VIP Fund, Class 2	1,902,099	2,292,590
Franklin Mutual Shares VIP Fund, Class 2	1,701,898	1,705,361
Franklin Rising Dividends VIP Fund, Class 2	2,310,815	2,421,945
Franklin Small Cap Value VIP Fund, Class 2	546,971	364,632
Franklin Small-Mid Cap Growth VIP Fund, Class 2	516,029	505,800
Franklin U.S. Government Securities VIP Fund, Class 2	140,261	464,711
Goldman Sachs VIT Core Fixed Income Fund, Service Class	27,283	45,792
Goldman Sachs VIT International Equity Insights Fund, Institutional Class	513	169
Goldman Sachs VIT International Equity Insights Fund, Service Class	294,069	264,086
Goldman Sachs VIT Large Cap Value Fund, Service Class	134,723	93,627
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	193,983	199,650
Goldman Sachs VIT Mid Cap Value Fund, Service Class	965,810	938,205
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	2,123	316
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	176,858	2,680
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	13,975	4,203
Goldman Sachs VIT Strategic Growth Fund, Service Class	2,078,042	2,476,292
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	40,108	83,759
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	14,725	3,826
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	2,429	2,116
Invesco V.I. American Franchise Fund, Series I	4,617	30,953
Invesco V.I. American Value Fund, Series II	148,252	153,697
Invesco V.I. Balanced-Risk Allocation Fund, Series II	405,005	827,008
Invesco V.I. Comstock Fund, Series I	10,831	18,080
Invesco V.I. Comstock Fund, Series II	563,994	619,812
Invesco V.I. Discovery Large Cap Fund, Series I	15,419	14,462
Invesco V.I. Discovery Large Cap Fund, Series II	395,047	413,947
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	3,484	8,959
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	139,622	130,861
Invesco V.I. Equity and Income Fund, Series II	709,706	858,767
Invesco V.I. EQV International Equity Fund, Series II	275,989	201,192
Invesco V.I. Global Fund, Series I	10,942	11,467
Invesco V.I. Global Fund, Series II	1,364,508	1,330,035
Invesco V.I. Global Real Estate Fund, Series II	481,595	399,219
Invesco V.I. Global Strategic Income Fund, Series I	508	127
Invesco V.I. Global Strategic Income Fund, Series II	195,088	499,455
Invesco V.I. Government Securities Fund, Series II	37,938	68,864
Invesco V.I. Growth and Income Fund, Series I	333	28,348
Invesco V.I. Growth and Income Fund, Series II	2,452,557	2,654,821
Invesco V.I. Main Street Fund, Series I	3,183	899
Invesco V.I. Main Street Fund, Series II	431,800	563,378
Invesco V.I. Main Street Small Cap Fund, Series II	190,202	5,060
Invesco V.I. Small Cap Equity Fund, Series II	85,789	95,765
Invesco V.I. U.S. Government Money Portfolio, Series I	23,687,617	24,793,945
Janus Henderson VIT Balanced Portfolio, Service Shares	19,631	181
Janus Henderson VIT Forty Portfolio, Service Shares	56,008	168
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	252,109	1,146
Janus Henderson VIT Overseas Portfolio, Service Shares	10,836	46,233

Subaccount	Purchases	Sales

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	$619,175	$728,289
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	184,697	222,413
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	1,362,155	1,483,973
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	32,255	62,114
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	505,733	531,965
Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	55,916	52,733
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	9,815	4,361
MFS VIT Growth Series, Initial Class	20,283	7,438
MFS VIT Growth Series, Service Class	63,596	40,715
MFS VIT II Emerging Markets Equity Portfolio, Service Class	145	82
MFS VIT II International Growth Portfolio, Service Class	11,151	69
MFS VIT II International Intrinsic Value Portfolio, Service Class	14,094	9,758
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	15,609	15,227
MFS VIT III Mid Cap Value Portfolio, Service Class	11,150	66
MFS VIT Investors Trust Series, Initial Class	33,324	5,275
MFS VIT Investors Trust Series, Service Class	136,876	48,870
MFS VIT New Discovery Series, Initial Class	87	529
MFS VIT New Discovery Series, Service Class	21,134	66,196
MFS VIT Research Series, Initial Class	10,982	624
MFS VIT Research Series, Service Class	13,244	7,512
MFS VIT Total Return Bond Series, Service Class	64,398	280,000
MFS VIT Total Return Series, Initial Class	6,975	3,021
MFS VIT Total Return Series, Service Class	21,370	45,339
MFS VIT Utilities Series, Initial Class	260	94
MFS VIT Utilities Series, Service Class	214,295	33,593
MFS VIT Value Series, Service Class	35,793	89,972
Morgan Stanley VIF Growth Portfolio, Class II	60,000	27
PIMCO VIT All Asset Portfolio, Advisor Class	146,607	84,473
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	72,075	159,066
PIMCO VIT Income Portfolio, Advisor Class	58,220	165
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	62,034	91,593
PIMCO VIT Low Duration Portfolio, Advisor Class	107,529	382,890
PIMCO VIT Real Return Portfolio, Advisor Class	157,336	489,713
PIMCO VIT Short-Term Portfolio, Advisor Class	384,576	662,966
PIMCO VIT Total Return Portfolio, Advisor Class	458,141	1,150,467
Protective Life Dynamic Allocation Series Conservative Portfolio	224,138	704,003
Protective Life Dynamic Allocation Series Growth Portfolio	39,745	24,015
Protective Life Dynamic Allocation Series Moderate Portfolio	63,588	74,807
Royce Capital Fund Micro-Cap Portfolio, Service Class	308,960	304,354
Royce Capital Fund Small-Cap Portfolio, Service Class	1,077,945	980,333
T. Rowe Price All-Cap Opportunities Portfolio	66,275	27
T. Rowe Price Blue Chip Growth Portfolio, Class II	209,628	49,993
T. Rowe Price Health Sciences Portfolio, Class II	53,591	128,329
Templeton Developing Markets VIP Fund, Class 2	257,296	318,953
Templeton Foreign VIP Fund, Class 2	572,980	383,409
Templeton Global Bond VIP Fund, Class 2	151,077	709,290
Templeton Growth VIP Fund, Class 2	192,442	176,918
Vanguard VIF Balanced Portfolio	703,520	22,106
Vanguard VIF Capital Growth Portfolio	170,459	2,428
Vanguard VIF Conservative Allocation Portfolio	352,373	800

Subaccount	Purchases	Sales

Vanguard VIF Equity Income Portfolio	$322,941	$35,431
Vanguard VIF Equity Index Portfolio	7,155,461	49,663
Vanguard VIF Global Bond Index Portfolio	1,668	169
Vanguard VIF Growth Portfolio	191,783	8,913
Vanguard VIF High Yield Bond Portfolio	110,616	2,742
Vanguard VIF International Portfolio	382,053	1,587
Vanguard VIF Mid-Cap Index Portfolio	127,979	5,394
Vanguard VIF Moderate Allocation Portfolio	237,347	49,675
Vanguard VIF Money Market Portfolio	13,084,226	5,630,519
Vanguard VIF Real Estate Index Portfolio	1,435	156
Vanguard VIF Short-Term Investment-Grade Portfolio	739,033	10,133
Vanguard VIF Total Bond Market Index Portfolio	702,063	8,641
Vanguard VIF Total International Stock Market Index Portfolio	366,898	5,078
Vanguard VIF Total Stock Market Index Portfolio	1,964,484	9,360
Western Asset Core Plus VIT Portfolio, Class II	34,749	23,130

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation Portfolio, Class B	11,600	-	11,600	-		-	-
AB VPS Large Cap Growth Portfolio, Class B	8,177	7,585	592	409		2,706	(2,297)
AB VPS Relative Value Portfolio, Class B	743	4	739	-		-	-
AB VPS Small Cap Growth Portfolio, Class B	688	855	(167)	6,655		1,450	5,205
American Funds IS Asset Allocation Fund, Class 4	4,807	15,057	(10,250)	8,859		9,488	(629)
American Funds IS Capital Income Builder, Class 4	25	976	(951)	11,657		12,357	(700)
American Funds IS Capital World Growth and Income Fund, Class 4	348	159	189	93		-	93
American Funds IS Global Growth Fund, Class 4	8,764	2,678	6,086	183		2,369	(2,186)
American Funds IS Global Small Capitalization Fund, Class 4	1,031	5	1,026	0	*	904	(904)
American Funds IS Growth Fund, Class 4	11,369	1,339	10,030	2,038		1,241	797
American Funds IS Growth-Income Fund, Class 4	5,092	195	4,897	202		325	(123)
American Funds IS International Fund, Class 4	-	44	(44)	-		291	(291)
American Funds IS New World Fund, Class 4	1,090	5,897	(4,807)	547		5,610	(5,063)
American Funds IS The Bond Fund of America, Class 4	13,643	804	12,839	1,023		522	501
American Funds IS U.S. Government Securities Fund, Class 4	4,007	1,017	2,990	1,130		800	330
American Funds IS Washington Mutual Investors Fund, Class 4	14,804	4,727	10,077	3,635		5,431	(1,796)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	10,996	8,915	2,081	554		1,071	(517)
BlackRock Global Allocation V.I. Fund, Class III	7,004	459	6,545	17		164	(147)
ClearBridge Variable Dividend Strategy Portfolio, Class II	562	3	559	-		-	-
ClearBridge Variable Large Cap Growth Portfolio, Class II	-	-	-	0	*	327	(327)
ClearBridge Variable Mid Cap Portfolio, Class II	24,021	26,998	(2,977)	6,978		11,706	(4,728)
ClearBridge Variable Small Cap Growth Portfolio, Class II	6,872	7,841	(969)	14,435		11,355	3,080
Columbia VP Balanced Fund, Class 2	174	16,142	(15,968)	144		2,361	(2,217)
Columbia VP Intermediate Bond Fund, Class 2	15,189	24,262	(9,073)	3,669		2,383	1,286
Columbia VP Limited Duration Credit Fund, Class 2	691	102	589	79		94	(15)
Columbia VP Strategic Income Fund, Class 2	2,015	114	1,901	63		20	43
Dimensional VA Equity Allocation Portfolio, Institutional	432	3	429	-		-	-
Dimensional VA Global Bond Portfolio, Institutional	435	10	425	-		7	(7)
Dimensional VA Global Moderate Allocation Portfolio, Institutional	16,806	537	16,269	-		-	-
Dimensional VA International Small Portfolio, Institutional	6	17	(11)	8,504		14,031	(5,527)
Dimensional VA International Value Portfolio, Institutional	24	2,793	(2,769)	5,345		8,945	(3,600)
Dimensional VA Short-Term Fixed Portfolio, Institutional	3,475	3,044	431	83		12	71

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Dimensional VA US Large Value Portfolio, Institutional	4,434	813	3,621	2,743		1,041		1,702
Dimensional VA US Targeted Value Portfolio, Institutional	411	3,457	(3,046)	220		2,614		(2,394)
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	28,825	5	28,820	4		4		-
Fidelity VIP Balanced Portfolio, Service Class 2	11,707	18,566	(6,859)	8,353		4,086		4,267
Fidelity VIP Bond Index Portfolio, Service Class 2	17,880	7,129	10,751	-		-		-
Fidelity VIP Contrafund Portfolio, Service Class 2	54,215	60,042	(5,827)	4,221		58,692		(54,471)
Fidelity VIP Equity-Income Portfolio, Service Class 2	-	-	-	0	*	0	*	0 *
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	17,448	3,060	14,388	25,165		743		24,422
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	109,547	-	109,547	-		-		-
Fidelity VIP Growth Portfolio, Service Class 2	3,723	3	3,720	-		-		-
Fidelity VIP Health Care Portfolio, Service Class 2	13,783	848	12,935	542		673		(131)
Fidelity VIP Index 500 Portfolio, Service Class 2	61,776	75,424	(13,648)	3,565		68,355		(64,790)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	679	3	676	-		-		-
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	27,265	36,796	(9,531)	20,606		52,588		(31,982)
Fidelity VIP Mid Cap Portfolio, Service Class 2	43,276	50,475	(7,199)	804		34,574		(33,770)
Fidelity VIP Technology Portfolio, Initial Class	14,378	23	14,355	-		-		-
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	19,745	-	19,745	-		-		-
Franklin DynaTech VIP Fund, Class 2	5,186	13,721	(8,535)	41,653		8,385		33,268
Franklin Income VIP Fund, Class 2	88,992	119,501	(30,509)	28,709		24,918		3,791
Franklin Mutual Shares VIP Fund, Class 2	62,417	79,429	(17,012)	401		20,333		(19,932)
Franklin Rising Dividends VIP Fund, Class 2	54,047	66,874	(12,827)	741		14,667		(13,926)
Franklin Small Cap Value VIP Fund, Class 2	20,140	12,467	7,673	1,539		3,139		(1,600)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	15,747	16,559	(812)	5,480		15,781		(10,301)
Franklin U.S. Government Securities VIP Fund, Class 2	5,725	42,202	(36,477)	22,502		30,952		(8,450)
Goldman Sachs VIT Core Fixed Income Fund, Service Class	1,466	4,237	(2,771)	2,424		4,057		(1,633)
Goldman Sachs VIT International Equity Insights Fund, Institutional Class	-	4	(4)	-		4		(4)
Goldman Sachs VIT International Equity Insights Fund, Service Class	12,962	14,656	(1,694)	1,566		7,609		(6,043)
Goldman Sachs VIT Large Cap Value Fund, Service Class	1,209	2,662	(1,453)	681		2,978		(2,297)
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	3,631	5,173	(1,542)	726		1,990		(1,264)
Goldman Sachs VIT Mid Cap Value Fund, Service Class	28,324	32,474	(4,150)	677		18,827		(18,150)
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	-	-	-	-		-		-
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	14,765	189	14,576	-		337		(337)
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	-	22	(22)	-		24		(24)
Goldman Sachs VIT Strategic Growth Fund, Service Class	25,312	41,878	(16,566)	29,462		18,744		10,718
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class	436	5,396	(4,960)	372		2,207		(1,835)
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	-	19	(19)	-		21		(21)

	2025					2024
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	-		33		(33)	-	53		(53)
Invesco V.I. American Franchise Fund, Series I	-		1,049		(1,049)	-	445		(445)
Invesco V.I. American Value Fund, Series II	3,052		4,498		(1,446)	34	2,217		(2,183)
Invesco V.I. Balanced-Risk Allocation Fund, Series II	4,556		48,970		(44,414)	20,765	55,682		(34,917)
Invesco V.I. Comstock Fund, Series I	1		276		(275)	1	0	*	1
Invesco V.I. Comstock Fund, Series II	11,979		16,837		(4,858)	467	6,276		(5,809)
Invesco V.I. Conservative Balanced Fund, Series II	-		-		-	-	1,658		(1,658)
Invesco V.I. Discovery Large Cap Fund, Series I	-		149		(149)	-	175		(175)
Invesco V.I. Discovery Large Cap Fund, Series II	6,931		8,696		(1,765)	1,101	3,387		(2,286)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-		145		(145)	-	179		(179)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	6,544		7,626		(1,082)	274	4,142		(3,868)
Invesco V.I. Equity and Income Fund, Series II	21,996		32,387		(10,391)	13,800	15,853		(2,053)
Invesco V.I. EQV International Equity Fund, Series II	15,747		12,648		3,099	2,192	7,456		(5,264)
Invesco V.I. Global Fund, Series I	-		125		(125)	-	154		(154)
Invesco V.I. Global Fund, Series II	30,482		38,898		(8,416)	366	14,813		(14,447)
Invesco V.I. Global Real Estate Fund, Series II	35,999		31,341		4,658	13,804	20,307		(6,503)
Invesco V.I. Global Strategic Income Fund, Series I	-		0	*	(0)*	-	0	*	(0)*
Invesco V.I. Global Strategic Income Fund, Series II	2,860		35,927		(33,067)	10,617	50,473		(39,856)
Invesco V.I. Government Securities Fund, Series II	2,373		6,335		(3,962)	2,913	10,139		(7,226)
Invesco V.I. Growth and Income Fund, Series I	0	*	578		(578)	1	1		-
Invesco V.I. Growth and Income Fund, Series II	63,740		81,503		(17,763)	569	21,390		(20,821)
Invesco V.I. Main Street Fund, Series I	-		4		(4)	-	4		(4)
Invesco V.I. Main Street Fund, Series II	9,067		14,398		(5,331)	79	4,350		(4,271)
Invesco V.I. Main Street Small Cap Fund, Series II	13,966		383		13,583	-	-		-
Invesco V.I. Small Cap Equity Fund, Series II	3,219		3,943		(724)	485	393		92
Invesco V.I. U.S. Government Money Portfolio, Series I	7,109,120		7,542,042		(432,922)	685,840	773,672		(87,832)
Janus Henderson VIT Balanced Portfolio, Service Shares	1,564		8		1,556	-	-		-
Janus Henderson VIT Forty Portfolio, Service Shares	3,551		5		3,546	-	-		-
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	14,605		7		14,598	-	-		-
Janus Henderson VIT Overseas Portfolio, Service Shares	821		4,023		(3,202)	8,262	23		8,239
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	18,574		31,955		(13,381)	47,174	32,518		14,656
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	3,032		5,626		(2,594)	285	2,817		(2,532)
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	42,693		53,077		(10,384)	269	13,562		(13,293)
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	158		1,594		(1,436)	22	1,315		(1,293)
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	10,728		14,535		(3,807)	4,960	5,610		(650)
Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	1,724		1,932		(208)	4	2,749		(2,745)

	2025				2024
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	541	371		170	6,248	230		6,018
MFS VIT Growth Series, Initial Class	3	58		(55)	-	62		(62)
MFS VIT Growth Series, Service Class	23	524		(501)	7	11,736		(11,729)
MFS VIT II Emerging Markets Equity Portfolio, Service Class	-	1		(1)	-	1		(1)
MFS VIT II International Growth Portfolio, Service Class	855	4		851	-	-		-
MFS VIT II International Intrinsic Value Portfolio, Service Class	948	409		539	35	60		(25)
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class	73	469		(396)	141	566		(425)
MFS VIT III Mid Cap Value Portfolio, Service Class	829	4		825	-	-		-
MFS VIT Investors Trust Series, Initial Class	-	72		(72)	-	73		(73)
MFS VIT Investors Trust Series, Service Class	40	841		(801)	9	1,485		(1,476)
MFS VIT New Discovery Series, Initial Class	1	5		(4)	1	4		(3)
MFS VIT New Discovery Series, Service Class	540	1,413		(873)	462	1,295		(833)
MFS VIT Research Series, Initial Class	-	-		-	-	-		-
MFS VIT Research Series, Service Class	19	112		(93)	-	136		(136)
MFS VIT Total Return Bond Series, Service Class	2,539	22,342		(19,803)	6,020	12,613		(6,593)
MFS VIT Total Return Series, Initial Class	20	50		(30)	19	42		(23)
MFS VIT Total Return Series, Service Class	144	1,160		(1,016)	80	325		(245)
MFS VIT Utilities Series, Initial Class	-	0	*	(0)*	-	0	*	(0)*
MFS VIT Utilities Series, Service Class	4,934	795		4,139	373	740		(367)
MFS VIT Value Series, Service Class	230	2,494		(2,264)	24	1,869		(1,845)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	-	-		-	416	22,234		(21,818)
Morgan Stanley VIF Growth Portfolio, Class II	3,893	-		3,893	-	-		-
PIMCO VIT All Asset Portfolio, Advisor Class	9,903	6,032		3,871	294	6,693		(6,399)
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class	1,612	9,599		(7,987)	5,893	21,410		(15,517)
PIMCO VIT Income Portfolio, Advisor Class	5,118	3		5,115	-	-		-
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	3,931	7,548		(3,617)	3,822	25,780		(21,958)
PIMCO VIT Low Duration Portfolio, Advisor Class	6,237	35,851		(29,614)	6,927	12,664		(5,737)
PIMCO VIT Real Return Portfolio, Advisor Class	5,138	37,831		(32,693)	13,888	36,315		(22,427)
PIMCO VIT Short-Term Portfolio, Advisor Class	27,143	58,149		(31,006)	81,624	16,749		64,875
PIMCO VIT Total Return Portfolio, Advisor Class	16,380	93,192		(76,812)	46,250	182,735		(136,485)
Protective Life Dynamic Allocation Series Conservative Portfolio	3,781	50,428		(46,647)	5,880	4,988		892
Protective Life Dynamic Allocation Series Growth Portfolio	74	1,233		(1,159)	3,401	5,030		(1,629)
Protective Life Dynamic Allocation Series Moderate Portfolio	-	4,565		(4,565)	5,267	8,367		(3,100)
Royce Capital Fund Micro-Cap Portfolio, Service Class	11,795	16,508		(4,713)	296	14,601		(14,305)
Royce Capital Fund Small-Cap Portfolio, Service Class	44,431	46,040		(1,609)	951	21,969		(21,018)
T. Rowe Price All-Cap Opportunities Portfolio	3,496	-		3,496	-	-		-

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
T. Rowe Price Blue Chip Growth Portfolio, Class II	11,056	3,060	7,996	3,678	3,410		268
T. Rowe Price Health Sciences Portfolio, Class II	4,861	12,490	(7,629)	2,458	2,074		384
Templeton Developing Markets VIP Fund, Class 2	20,355	26,746	(6,391)	25,435	31,598		(6,163)
Templeton Foreign VIP Fund, Class 2	35,190	29,453	5,737	8,404	86,415		(78,011)
Templeton Global Bond VIP Fund, Class 2	16,254	71,159	(54,905)	34,304	56,439		(22,135)
Templeton Growth VIP Fund, Class 2	10,616	10,515	101	265	5,549		(5,284)
Vanguard VIF Balanced Portfolio	41,339	1,376	39,963	7,492	36		7,456
Vanguard VIF Capital Growth Portfolio	7,612	135	7,477	-	422		(422)
Vanguard VIF Conservative Allocation Portfolio	26,844	35	26,809	-	-		-
Vanguard VIF Equity Income Portfolio	16,225	1,689	14,536	-	-		-
Vanguard VIF Equity Index Portfolio	340,623	1,880	338,743	6,169	144		6,025
Vanguard VIF Global Bond Index Portfolio	49	6	43	46	0	*	46
Vanguard VIF Growth Portfolio	10,388	473	9,915	9	263		(254)
Vanguard VIF High Yield Bond Portfolio	8,693	207	8,486	-	-		-
Vanguard VIF International Portfolio	30,542	46	30,496	-	23		(23)
Vanguard VIF Mid-Cap Index Portfolio	7,801	293	7,508	4	337		(333)
Vanguard VIF Moderate Allocation Portfolio	12,534	3,281	9,253	-	1,868		(1,868)
Vanguard VIF Money Market Portfolio	1,149,098	497,310	651,788	-	-		-
Vanguard VIF Real Estate Index Portfolio	20	6	14	15	34		(19)
Vanguard VIF Short-Term Investment-Grade Portfolio	65,444	706	64,738	71	56		15
Vanguard VIF Total Bond Market Index Portfolio	72,660	662	71,998	75	76		(1)
Vanguard VIF Total International Stock Market Index Portfolio	25,539	266	25,273	-	166		(166)
Vanguard VIF Total Stock Market Index Portfolio	93,317	333	92,984	-	21		(21)
Western Asset Core Plus VIT Portfolio, Class II	2,490	2,235	255	2,833	667		2,166

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expenses by Subaccount in the Financial Hightlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% - 0.15% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.60% of the average daily net assets of each Subaccount

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Charge for Optional Benefits
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.10% - 2.00% of death benefit base 1.00% - 2.20% of floored asset base $0.25 - $18.94 per $1,000 on net amount at risk

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $35 annually

Expense Type	Range
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 9.00% of surrendered amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Balanced Hedged Allocation Portfolio, Class B
2025	12	$12.11	$12.11	$140	0.00%	1.20%	1.20%	5.13%	5.13%
AB VPS Large Cap Growth Portfolio, Class B
2025	13	17.78	16.94	220	0.00%	0.30%	1.30%	9.31%	11.39%
2024	12	15.20	15.20	186	0.00%	1.30%	1.30%	23.32%	23.32%
2023	15	12.33	12.33	179	0.00%	1.30%	1.30%	33.04%	33.04%
2022	15	9.27	9.27	138	0.00%	1.30%	1.30%	(29.61)%	(29.61)%
AB VPS Relative Value Portfolio, Class B
2025	1	15.49	15.49	11	0.00%	0.30%	0.30%	3.25%	3.25%
AB VPS Small Cap Growth Portfolio, Class B
2025	17	9.30	9.30	154	0.00%	0.30%	0.30%	4.14%	4.14%
2024	17	8.93	8.93	150	0.00%	0.30%	0.30%	18.09%	18.09%
2023	12	7.57	7.57	87	0.00%	0.30%	0.30%	17.37%	17.37%
2022	10	6.45	6.45	64	0.00%	0.30%	0.30%	(39.45)%	(39.45)%
2021	4	10.65	10.65	45	0.00%	0.30%	0.30%	(8.96)%	(8.96)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Asset Allocation Fund, Class 4
2025	41	$13.34	$21.25	$834	1.63%	1.20%	1.30%	20.61%	14.09%
2024	51	18.63	18.63	955	2.00%	1.30%	1.30%	14.60%	14.60%
2023	52	16.26	16.26	844	2.05%	1.30%	1.30%	12.55%	12.55%
2022	50	14.44	14.44	719	2.11%	1.30%	1.30%	(14.78)%	(14.78)%
2021	24	16.95	16.95	413	1.33%	1.30%	1.30%	13.35%	13.35%
American Funds IS Capital Income Builder, Class 4
2025	9	16.70	16.70	152	2.71%	1.30%	1.30%	18.60%	18.60%
2024	10	14.08	14.08	141	2.96%	1.30%	1.30%	8.50%	8.50%
2023	11	12.98	12.98	139	2.68%	1.30%	1.30%	7.35%	7.35%
2022	11	12.09	12.09	137	3.38%	1.30%	1.30%	(8.58)%	(8.58)%
2021	3	13.23	13.23	44	13.92%	1.30%	1.30%	5.61%	5.61%
American Funds IS Capital World Growth and Income Fund, Class 4
2025	4	14.69	21.58	75	1.29%	1.20%	1.30%	3.97%	22.85%
2024	3	17.57	17.57	60	1.56%	1.30%	1.30%	12.21%	12.21%
2023	3	15.66	15.66	52	1.74%	1.30%	1.30%	19.09%	19.09%
2022	3	13.15	13.15	44	2.06%	1.30%	1.30%	(18.64)%	(18.64)%
2021	3	16.16	16.16	52	1.50%	1.30%	1.30%	12.98%	12.98%
American Funds IS Global Growth Fund, Class 4
2025	17	17.18	25.94	360	1.34%	0.30%	1.30%	20.98%	19.77%
2024	11	14.20	21.66	226	1.37%	0.30%	1.30%	13.05%	11.91%
2023	13	12.56	19.36	244	0.63%	0.30%	1.30%	21.93%	20.71%
2022	19	10.30	16.04	290	0.42%	0.30%	1.30%	(25.14)%	(25.89)%
2021	17	13.76	21.64	350	0.21%	0.30%	1.30%	15.79%	14.63%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Global Small Capitalization Fund, Class 4
2025	1	$12.97	$12.97	$13	1.79%	0.30%	0.30%	2.80%	2.80%
2024	-	-	-	-	0.00%	1.30%	1.30%	0.62%	0.62%
2023	1	13.33	13.33	12	0.03%	1.30%	1.30%	14.29%	14.29%
2022	1	11.66	11.66	10	0.00%	1.30%	1.30%	(30.60)%	(30.60)%
2021	1	16.80	16.80	11	0.00%	1.30%	1.30%	5.04%	5.04%
American Funds IS Growth Fund, Class 4
2025	18	23.43	44.33	497	0.13%	0.30%	1.30%	19.57%	18.37%
2024	8	19.60	37.45	258	0.16%	0.30%	1.30%	10.12%	29.58%
2023	7	28.90	28.90	201	0.18%	1.30%	1.30%	36.35%	36.35%
2022	9	21.19	21.19	182	0.10%	1.30%	1.30%	(31.02)%	(31.02)%
2021	6	30.73	30.73	179	0.06%	1.30%	1.30%	20.10%	20.10%
American Funds IS Growth-Income Fund, Class 4
2025	7	21.43	27.05	136	0.99%	0.30%	1.30%	(0.70)%	16.24%
2024	2	23.27	23.27	47	0.96%	1.30%	1.30%	22.30%	22.30%
2023	2	19.03	19.03	41	1.31%	1.30%	1.30%	24.20%	24.20%
2022	1	15.32	15.32	20	0.30%	1.30%	1.30%	(17.79)%	(17.79)%
2021	10	14.18	14.18	146	1.14%	0.30%	0.30%	0.52%	0.52%
American Funds IS International Fund, Class 4
2025	2	14.57	14.57	23	1.18%	1.30%	1.30%	24.77%	24.77%
2024	2	11.68	11.68	19	0.94%	1.30%	1.30%	1.59%	1.59%
2023	2	11.49	11.49	22	0.90%	1.30%	1.30%	14.06%	14.06%
2022	3	10.08	10.08	34	1.79%	1.30%	1.30%	(22.05)%	(22.05)%
2021	2	12.93	12.93	20	2.49%	1.30%	1.30%	(6.85)%	(6.85)%
American Funds IS New World Fund, Class 4
2025	11	15.46	18.75	168	0.95%	0.30%	1.30%	27.54%	26.27%
2024	16	12.12	14.85	190	1.09%	0.30%	1.30%	6.01%	4.94%
2023	21	11.43	14.15	239	1.21%	0.30%	1.30%	15.32%	14.17%
2022	23	9.91	12.39	239	0.28%	0.30%	1.30%	(22.49)%	(23.26)%
2021	2	16.15	16.15	31	0.97%	1.30%	1.30%	3.27%	3.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS The Bond Fund of America, Class 4
2025	25	$9.88	$10.56	$251	4.96%	0.30%	1.30%	3.98%	5.59%
2024	12	10.00	10.00	117	4.08%	1.30%	1.30%	(0.34)%	(0.34)%
2023	11	10.04	10.04	112	3.11%	1.30%	1.30%	3.37%	3.37%
2022	12	9.71	9.71	116	2.69%	1.30%	1.30%	(13.88)%	(13.88)%
2021	11	11.28	11.28	120	1.96%	1.30%	1.30%	(1.88)%	(1.88)%
American Funds IS U.S. Government Securities Fund, Class 4
2025	15	9.73	10.07	149	4.39%	1.20%	1.30%	3.96%	6.14%
2024	12	9.49	9.49	113	3.91%	1.30%	1.30%	(0.87)%	(0.87)%
2023	12	9.57	9.57	111	3.56%	1.30%	1.30%	1.29%	1.29%
2022	10	9.45	9.45	98	7.31%	1.30%	1.30%	(12.35)%	(12.35)%
American Funds IS Washington Mutual Investors Fund, Class 4
2025	26	14.58	25.72	502	1.35%	1.20%	1.30%	4.85%	15.38%
2024	16	22.29	22.29	353	1.46%	1.30%	1.30%	17.30%	17.30%
2023	18	19.01	19.01	335	1.75%	1.30%	1.30%	15.46%	15.46%
2022	17	16.46	16.46	275	2.18%	1.30%	1.30%	(9.87)%	(9.87)%
2021	8	18.26	18.26	155	1.27%	1.30%	1.30%	25.86%	25.86%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2025	28	13.76	13.11	367	2.33%	0.30%	1.30%	4.77%	13.88%
2024	25	11.51	11.51	293	2.12%	1.30%	1.30%	9.91%	9.91%
2023	26	10.47	10.47	272	2.04%	1.30%	1.30%	13.82%	13.82%
2022	23	9.20	9.20	207	3.90%	1.30%	1.30%	(16.14)%	(16.14)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

BlackRock Global Allocation V.I. Fund, Class III
2025	10		$12.84	$12.23	$132	6.03%	0.30%	1.30%	16.56%	17.96%
2024	4		10.37	10.37	41	1.46%	1.30%	1.30%	7.50%	7.50%
2023	4		9.65	9.65	39	2.38%	1.30%	1.30%	11.03%	11.03%
2022	5		8.69	8.69	40	0.00%	1.30%	1.30%	(17.16)%	(17.16)%
2021	2		10.49	10.49	21	0.66%	1.30%	1.30%	(1.01)%	1.57%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2025	1		16.97	16.97	9	12.89%	0.30%	0.30%	2.53%	2.53%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2024	-		-	-	-	0.00%	1.30%	1.30%	17.12%	17.12%
2023	0	*	11.75	11.75	4	0.00%	1.30%	1.30%	41.80%	41.80%
2022	1		8.28	8.28	6	0.00%	1.30%	1.30%	(33.29)%	(33.29)%
ClearBridge Variable Mid Cap Portfolio, Class II
2025	23		36.17	25.33	654	0.01%	1.15%	1.75%	2.88%	2.26%
2024	26		35.16	24.77	722	0.36%	1.15%	1.75%	8.46%	7.80%
2023	31		32.42	22.98	789	0.01%	1.15%	1.75%	11.33%	10.66%
2022	8		29.12	20.77	207	0.03%	1.15%	1.75%	(26.36)%	(26.80)%
2021	37		39.54	28.37	1,161	0.03%	1.15%	1.75%	75.80%	(8.93)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ClearBridge Variable Small Cap Growth Portfolio, Class II
2025	10	$45.77	$42.16	$350	0.00%	1.15%	1.65%	7.72%	7.18%
2024	11	42.49	29.67	357	0.00%	1.15%	1.75%	3.03%	6.00%
2023	8	41.24	27.99	252	0.00%	1.15%	1.75%	6.88%	6.24%
2022	4	38.59	26.34	122	0.00%	1.15%	1.75%	(29.82)%	(30.25)%
2021	7	54.98	37.77	315	0.00%	1.15%	1.75%	60.64%	(23.74)%
Columbia VP Balanced Fund, Class 2
2025	19	13.79	13.79	260	0.00%	1.30%	1.30%	12.28%	12.28%
2024	35	12.28	12.28	428	0.00%	1.30%	1.30%	12.81%	12.81%
2023	37	10.89	10.89	403	0.00%	1.30%	1.30%	19.53%	19.53%
2022	30	9.11	9.11	276	0.00%	1.30%	1.30%	(17.94)%	(17.94)%
Columbia VP Intermediate Bond Fund, Class 2
2025	19	9.62	9.16	178	5.99%	0.30%	1.30%	7.89%	7.43%
2024	28	8.53	8.53	238	4.70%	1.30%	1.30%	0.40%	0.40%
2023	27	8.50	8.50	226	2.21%	1.30%	1.30%	4.71%	4.71%
2022	29	8.11	8.11	232	5.15%	1.30%	1.30%	(18.29)%	(18.29)%
2021	3	9.93	9.93	28	0.00%	1.30%	1.30%	(0.40)%	(0.40)%
Columbia VP Limited Duration Credit Fund, Class 2
2025	2	10.89	10.38	22	5.27%	0.30%	1.30%	1.19%	4.63%
2024	2	9.92	9.92	15	3.70%	1.30%	1.30%	3.27%	3.27%
2023	2	9.60	9.60	15	3.06%	1.30%	1.30%	5.28%	5.28%
2022	2	9.12	9.12	15	0.33%	1.30%	1.30%	(7.57)%	(7.57)%
Columbia VP Strategic Income Fund, Class 2
2025	3	10.74	10.23	30	2.82%	0.30%	1.30%	1.51%	5.77%
2024	1	9.67	9.67	9	4.39%	1.30%	1.30%	3.14%	3.14%
2023	1	9.38	9.38	8	3.65%	1.30%	1.30%	7.79%	7.79%
2022	1	8.70	8.70	6	6.01%	1.30%	1.30%	(12.66)%	(12.66)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Dimensional VA Equity Allocation Portfolio, Institutional
2025	0	*	$21.87	$21.87	$9	20.64%	0.30%	0.30%	3.74%	3.74%
Dimensional VA Global Bond Portfolio, Institutional
2025	4		10.59	10.59	43	4.46%	0.30%	0.30%	4.04%	4.04%
2024	4		10.18	10.18	37	4.91%	0.30%	0.30%	5.07%	5.07%
2023	4		9.68	9.68	35	4.00%	0.30%	0.30%	4.74%	4.74%
2022	4		9.25	9.25	34	1.99%	0.30%	0.30%	(6.61)%	(6.61)%
2021	2		9.90	9.90	21	2.90%	0.30%	0.30%	(1.12)%	(1.12)%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2025	16		17.06	17.06	278	6.03%	0.30%	0.30%	15.68%	15.68%
Dimensional VA International Small Portfolio, Institutional
2025	1		19.12	19.12	21	3.48%	0.30%	0.30%	36.58%	36.58%
2024	1		14.00	14.00	15	0.38%	0.30%	0.30%	3.50%	3.50%
2023	7		13.53	13.53	89	7.74%	0.30%	0.30%	13.77%	13.77%
2022	1		11.89	11.89	13	3.60%	0.30%	0.30%	(17.89)%	(17.89)%
2021	-		14.48	14.48	6	5.46%	0.30%	0.30%	2.60%	2.60%
Dimensional VA International Value Portfolio, Institutional
2025	6		25.18	25.18	157	4.30%	0.30%	0.30%	45.20%	45.20%
2024	9		17.34	17.34	156	5.14%	0.30%	0.30%	6.30%	6.30%
2023	13		16.31	16.31	206	3.87%	0.30%	0.30%	17.51%	17.51%
2022	18		13.88	13.88	251	2.12%	0.30%	0.30%	(3.75)%	(3.75)%
2021	19		14.42	14.42	270	8.46%	0.30%	0.30%	4.00%	4.00%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Dimensional VA Short-Term Fixed Portfolio, Institutional
2025	9		$11.21	$11.21	$96	4.35%	0.30%	0.30%	4.02%	4.02%
2024	8		10.78	10.78	88	4.94%	0.30%	0.30%	5.17%	5.17%
2023	8		10.25	10.25	83	3.86%	0.30%	0.30%	4.67%	4.67%
2022	8		9.79	9.79	79	1.42%	0.30%	0.30%	(1.45)%	(1.45)%
2021	7		9.94	9.94	67	0.01%	0.30%	0.30%	(0.33)%	(0.33)%
Dimensional VA US Large Value Portfolio, Institutional
2025	25		21.57	21.57	549	2.02%	0.30%	0.30%	15.48%	15.48%
2024	22		18.68	18.68	407	2.12%	0.30%	0.30%	13.04%	13.04%
2023	20		16.53	16.53	332	2.30%	0.30%	0.30%	10.59%	10.59%
2022	21		14.94	14.94	312	2.53%	0.30%	0.30%	(5.16)%	(5.16)%
2021	21		15.76	15.76	329	3.53%	0.30%	0.30%	8.28%	8.28%
Dimensional VA US Targeted Value Portfolio, Institutional
2025	20		26.46	26.46	523	1.70%	0.30%	0.30%	8.62%	8.62%
2024	23		24.36	24.36	556	1.39%	0.30%	0.30%	7.81%	7.81%
2023	25		22.60	22.60	570	2.61%	0.30%	0.30%	19.67%	19.67%
2022	1		18.88	18.88	10	22.96%	0.30%	0.30%	(4.50)%	(4.50)%
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2
2025	29		12.74	12.13	371	3.72%	0.30%	1.30%	12.84%	13.16%
2024	0	*	10.72	10.72	3	2.37%	1.30%	1.30%	6.82%	6.82%
2023	0	*	10.04	10.04	3	2.20%	1.30%	1.30%	11.19%	11.19%
2022	0	*	9.03	9.03	3	1.80%	1.30%	1.30%	(16.25)%	(16.25)%
2021	-		10.78	10.78	3	3.64%	1.30%	1.30%	0.32%	2.44%
Fidelity VIP Balanced Portfolio, Service Class 2
2025	61		15.00	14.29	888	1.44%	0.30%	1.30%	14.61%	13.46%
2024	68		13.08	12.59	864	1.79%	0.30%	1.30%	1.86%	14.12%
2023	64		11.03	11.03	706	1.62%	1.30%	1.30%	19.66%	19.66%
2022	53		9.22	9.22	487	1.74%	1.30%	1.30%	(19.25)%	(19.25)%
Fidelity VIP Bond Index Portfolio, Service Class 2
2025	11		10.57	10.57	114	18.26%	1.20%	1.20%	2.22%	2.22%

	As of December 31						For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High

Fidelity VIP Contrafund Portfolio, Service Class 2
2025	77		$14.05	$52.04	$4,483		0.00%	0.30%	1.75%	(0.67)%	19.08%
2024	83		73.19	43.70	4,061		0.04%	1.05%	1.75%	32.04%	31.11%
2023	138		55.43	33.33	5,068		0.26%	1.05%	1.75%	31.73%	30.80%
2022	95		42.08	25.49	2,836		0.16%	1.05%	1.75%	(27.26)%	(27.77)%
2021	192		57.85	35.28	7,547		0.03%	1.05%	1.75%	26.17%	25.28%
Fidelity VIP Equity-Income Portfolio, Service Class 2
2024	-		-	-	-		0.00%	1.50%	1.50%	13.00%	13.00%
2023	-		30.54	30.54	0	*	0.01%	1.50%	1.50%	3.69%	3.69%
2022	3		29.45	29.45	90		1.01%	1.50%	1.50%	(6.66)%	(6.66)%
2021	7		31.56	31.56	232		1.68%	1.50%	1.50%	22.74%	22.74%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2025	39		11.53	10.99	446		3.57%	0.30%	1.30%	8.70%	7.61%
2024	25		10.61	10.21	258		7.19%	0.30%	1.30%	(1.71)%	4.01%
2023	0	*	9.82	9.82	4		1.60%	1.30%	1.30%	6.62%	6.62%
2022	2		9.21	9.21	15		3.15%	1.30%	1.30%	(10.93)%	(10.93)%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2025	110		17.65	17.65	1,933		0.00%	0.30%	0.30%	16.95%	16.95%
Fidelity VIP Growth Portfolio, Service Class 2
2025	4		18.35	18.35	68		0.83%	0.30%	0.30%	3.75%	3.75%
Fidelity VIP Health Care Portfolio, Service Class 2
2025	20		11.96	11.39	228		0.24%	0.30%	1.30%	24.91%	12.61%
2024	7		10.12	10.12	68		0.00%	1.30%	1.30%	3.49%	3.49%
2023	7		9.78	9.78	67		0.00%	1.30%	1.30%	2.67%	2.67%
2022	2		9.52	9.52	17		0.00%	1.30%	1.30%	(13.75)%	(13.75)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Index 500 Portfolio, Service Class 2
2025	110	$74.97	$50.63	$6,005	0.99%	1.15%	1.75%	16.13%	15.43%
2024	123	64.55	43.87	5,724	0.99%	1.15%	1.75%	23.15%	22.40%
2023	188	52.42	35.84	7,078	1.23%	1.15%	1.75%	24.44%	23.69%
2022	144	42.12	28.98	4,388	0.95%	1.15%	1.75%	(19.35)%	(19.84)%
2021	225	52.23	36.15	8,516	1.02%	1.15%	1.75%	26.78%	26.02%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2025	1	13.87	13.87	9	6.07%	0.30%	0.30%	1.37%	1.37%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2025	320	9.97	11.03	3,905	3.48%	0.30%	1.75%	6.61%	5.06%
2024	329	9.36	10.50	3,846	3.24%	0.30%	1.75%	1.19%	(0.28)%
2023	361	9.25	10.53	4,200	2.48%	0.30%	1.75%	5.68%	4.15%
2022	384	8.75	10.11	4,302	2.04%	0.30%	1.75%	(13.47)%	(14.73)%
2021	395	10.11	11.86	5,202	1.84%	0.30%	1.75%	(1.19)%	(2.63)%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2025	66	21.13	29.97	2,294	0.27%	0.30%	1.75%	11.15%	9.54%
2024	73	19.01	27.36	2,365	0.29%	0.30%	1.75%	16.82%	15.12%
2023	107	16.27	23.77	2,948	0.41%	0.30%	1.75%	14.46%	12.80%
2022	77	14.21	21.07	1,953	0.19%	0.30%	1.75%	(15.22)%	(16.45)%
2021	150	16.77	25.22	4,331	0.34%	0.30%	1.75%	24.93%	23.12%
Fidelity VIP Technology Portfolio, Initial Class
2025	14	21.96	21.96	315	0.00%	0.30%	0.30%	33.14%	33.14%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
2025	20	$10.21	$10.21	$202	5.75%	1.20%	1.20%	0.33%	0.33%
Franklin DynaTech VIP Fund, Class 2
2025	44	68.44	44.89	2,169	0.00%	1.15%	1.75%	16.78%	16.07%
2024	53	58.61	38.67	2,220	0.00%	1.15%	1.75%	28.94%	18.90%
2023	20	45.45	32.90	651	0.00%	1.15%	1.65%	42.13%	41.41%
2022	5	31.98	21.36	121	0.00%	1.15%	1.75%	(40.65)%	(41.01)%
2021	16	53.88	36.21	621	0.00%	1.15%	1.75%	14.81%	14.12%
Franklin Income VIP Fund, Class 2
2025	132	26.68	19.01	2,864	5.29%	1.05%	1.75%	11.38%	10.59%
2024	162	23.95	17.19	3,155	5.25%	1.05%	1.75%	6.07%	6.20%
2023	159	22.58	16.32	2,931	5.90%	1.05%	1.75%	7.49%	6.73%
2022	60	21.01	15.29	1,087	3.15%	1.05%	1.75%	(6.46)%	(7.12)%
2021	233	22.46	16.46	4,275	4.66%	1.05%	1.75%	15.53%	14.72%
Franklin Mutual Shares VIP Fund, Class 2
2025	105	17.64	22.93	2,545	2.13%	0.30%	1.75%	6.11%	9.57%
2024	122	16.63	20.93	2,681	1.94%	0.30%	1.75%	10.94%	9.32%
2023	142	14.99	19.15	2,843	2.09%	0.30%	1.75%	13.12%	11.49%
2022	96	13.25	17.17	1,740	1.07%	0.30%	1.75%	(7.71)%	(9.05)%
2021	218	14.36	18.88	4,268	2.91%	0.30%	1.75%	18.81%	17.09%
Franklin Rising Dividends VIP Fund, Class 2
2025	87	18.57	37.66	3,497	0.88%	0.30%	1.75%	11.47%	9.85%
2024	99	16.66	34.28	3,670	1.02%	0.30%	1.75%	10.45%	8.84%
2023	113	15.08	31.50	3,831	1.05%	0.30%	1.75%	11.74%	10.12%
2022	135	13.50	28.60	4,155	0.36%	0.30%	1.75%	(10.84)%	(12.13)%
2021	165	15.14	32.55	5,748	0.86%	0.30%	1.75%	26.41%	24.57%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Franklin Small Cap Value VIP Fund, Class 2
2025	26		$19.91	$28.92	$745	0.71%	0.30%	1.75%	6.84%	5.77%
2024	19		37.59	27.34	567	0.95%	1.15%	1.75%	10.42%	9.74%
2023	20		34.04	24.91	557	0.49%	1.15%	1.75%	11.45%	10.78%
2022	16		30.54	22.49	398	0.55%	1.15%	1.75%	(11.10)%	(11.63)%
2021	29		34.36	25.45	806	1.07%	1.15%	1.75%	23.93%	23.18%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2025	21		13.23	29.51	662	0.00%	0.30%	1.75%	(4.18)%	0.72%
2024	22		51.43	29.30	709	0.00%	1.15%	1.75%	9.75%	9.09%
2023	32		46.86	26.86	955	0.00%	1.15%	1.75%	25.29%	24.53%
2022	23		37.41	21.57	553	0.00%	1.15%	1.75%	(34.45)%	(34.85)%
2021	29		57.07	33.11	1,056	0.00%	1.15%	1.75%	8.75%	8.09%
Franklin U.S. Government Securities VIP Fund, Class 2
2025	223		12.36	9.23	2,303	3.34%	1.05%	1.75%	5.57%	4.83%
2024	259		11.71	8.80	2,552	3.11%	1.05%	1.75%	0.30%	(0.41)%
2023	268		11.67	8.84	2,632	2.66%	1.05%	1.75%	3.37%	2.65%
2022	312		11.29	8.61	2,981	2.36%	1.05%	1.75%	(10.70)%	(11.33)%
2021	328		12.64	9.71	3,537	2.40%	1.05%	1.75%	(2.86)%	(3.54)%
Goldman Sachs VIT Core Fixed Income Fund, Service Class
2025	32		9.24	10.49	335	3.62%	0.30%	1.30%	2.95%	5.92%
2024	35		8.97	9.91	343	3.71%	0.30%	1.30%	0.59%	(0.43)%
2023	36		8.92	9.95	360	2.80%	0.30%	1.30%	5.51%	4.46%
2022	41		8.46	9.53	384	1.39%	0.30%	1.30%	(14.53)%	(15.39)%
2021	38		9.89	11.26	426	1.10%	0.30%	1.30%	(2.52)%	(3.50)%
Goldman Sachs VIT International Equity Insights Fund, Institutional Class
2025	0	*	36.89	36.89	4	2.69%	1.40%	1.40%	36.55%	36.55%
2024	0	*	27.01	27.01	3	2.94%	1.40%	1.40%	4.64%	4.64%
2023	0	*	25.82	25.82	3	2.70%	1.40%	1.40%	17.05%	17.05%
2022	0	*	22.06	22.06	2	3.00%	1.40%	1.40%	(14.76)%	(14.76)%
2021	-		25.88	25.88	3	2.93%	1.40%	1.40%	10.60%	10.60%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Goldman Sachs VIT International Equity Insights Fund, Service Class
2025	19		$18.26	$19.22	$416	2.38%	1.05%	1.75%	36.71%	29.60%
2024	20		13.36	14.35	335	2.26%	1.05%	1.75%	4.70%	5.37%
2023	26		12.76	13.62	416	1.81%	1.05%	1.75%	17.19%	16.36%
2022	22		10.89	15.33	307	2.59%	1.05%	1.65%	(14.62)%	(15.14)%
2021	32		12.75	13.80	530	2.21%	1.05%	1.75%	10.64%	9.86%
Goldman Sachs VIT Large Cap Value Fund, Service Class
2025	19		29.05	35.44	679	0.88%	1.05%	1.65%	9.44%	8.78%
2024	21		26.54	28.38	669	1.14%	1.05%	1.75%	15.56%	18.74%
2023	23		22.97	23.90	646	1.35%	1.05%	1.75%	11.53%	10.74%
2022	29		20.59	21.58	735	1.05%	1.05%	1.75%	(7.55)%	(8.20)%
2021	36		22.27	23.51	977	0.90%	1.05%	1.75%	22.63%	21.76%
Goldman Sachs VIT Mid Cap Growth Fund, Service Class
2025	6		51.60	47.54	255	0.00%	1.15%	1.65%	6.13%	5.59%
2024	7		48.62	45.02	306	0.00%	1.15%	1.65%	18.90%	18.29%
2023	8		40.90	38.06	302	0.00%	1.15%	1.65%	17.09%	16.50%
2022	4		34.93	32.67	119	0.00%	1.15%	1.65%	(27.15)%	(27.52)%
2021	8		47.94	45.07	337	0.00%	1.15%	1.65%	10.20%	9.64%
Goldman Sachs VIT Mid Cap Value Fund, Service Class
2025	38		35.41	28.79	1,219	1.06%	1.15%	1.75%	7.88%	7.22%
2024	42		32.83	26.85	1,257	0.68%	1.15%	1.75%	10.86%	10.19%
2023	60		29.61	24.37	1,623	0.59%	1.15%	1.75%	9.84%	9.17%
2022	49		26.96	22.32	1,229	0.27%	1.15%	1.75%	(11.26)%	(11.80)%
2021	90		30.38	25.30	2,491	0.21%	1.15%	1.75%	29.07%	28.29%
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class
2025	0	*	100.97	100.97	25	0.76%	1.40%	1.40%	14.52%	14.52%
2024	0	*	88.17	88.17	22	1.00%	1.40%	1.40%	17.38%	17.38%
2023	0	*	75.12	75.12	19	1.04%	1.40%	1.40%	17.61%	17.61%
2022	0	*	63.87	63.87	16	0.30%	1.40%	1.40%	(20.51)%	(20.51)%
2021	-		80.34	80.34	20	0.50%	1.40%	1.40%	22.06%	22.06%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
2025	16	$14.36	$14.36	$231	0.68%	0.30%	0.30%	15.47%	15.47%
2024	1	12.44	12.44	19	0.74%	0.30%	0.30%	18.46%	18.46%
2023	2	10.50	10.50	19	0.72%	0.30%	0.30%	18.60%	18.60%
2022	2	8.85	8.85	22	0.19%	0.30%	0.30%	(19.88)%	(19.88)%
Goldman Sachs VIT Strategic Growth Fund, Institutional Class
2025	1	152.81	152.81	94	0.00%	1.40%	1.40%	16.27%	16.27%
2024	1	131.42	131.42	84	0.00%	1.40%	1.40%	30.51%	30.51%
2023	1	100.70	100.70	67	0.00%	1.40%	1.40%	39.96%	39.96%
2022	1	71.95	71.95	50	0.00%	1.40%	1.40%	(33.46)%	(33.46)%
2021	1	108.12	108.12	81	0.00%	1.40%	1.40%	20.22%	20.22%
Goldman Sachs VIT Strategic Growth Fund, Service Class
2025	59	21.84	60.54	4,415	0.00%	0.30%	1.75%	(3.53)%	15.53%
2024	76	79.08	52.40	4,897	0.00%	1.15%	1.75%	30.56%	29.77%
2023	65	60.57	40.38	3,079	0.00%	1.15%	1.75%	40.03%	39.18%
2022	26	43.26	29.01	922	0.00%	1.15%	1.75%	(33.45)%	(33.86)%
2021	75	65.00	43.86	3,789	0.00%	1.15%	1.75%	20.16%	19.43%
Goldman Sachs VIT Trend Driven Allocation Fund, Service Class
2025	14	15.98	15.28	219	3.63%	1.30%	1.65%	8.46%	8.08%
2024	19	14.74	14.13	274	3.08%	1.30%	1.65%	10.30%	9.91%
2023	21	13.36	12.86	273	1.70%	1.30%	1.65%	14.08%	13.67%
2022	21	11.71	11.31	239	0.00%	1.30%	1.65%	(20.21)%	(20.49)%
2021	13	14.68	14.23	195	0.00%	1.30%	1.65%	14.66%	14.26%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class
2025	1	137.66	137.66	112	0.72%	1.40%	1.40%	14.13%	14.13%
2024	1	120.62	120.62	101	0.66%	1.40%	1.40%	26.52%	26.52%
2023	1	95.33	95.33	82	0.70%	1.40%	1.40%	22.08%	22.08%
2022	1	78.09	78.09	69	0.77%	1.40%	1.40%	(20.86)%	(20.86)%
2021	1	98.67	98.67	91	0.83%	1.40%	1.40%	27.60%	27.60%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class
2025	0	*	$65.82	$65.82	$19	0.48%	1.50%	1.50%	13.76%	13.76%
2024	0	*	57.86	57.86	19	0.42%	1.50%	1.50%	26.08%	26.08%
2023	0	*	45.89	45.89	17	0.45%	1.50%	1.50%	21.74%	21.74%
2022	0	*	37.70	37.70	16	0.54%	1.50%	1.50%	(21.10)%	(21.10)%
2021	-		47.78	47.78	21	0.55%	1.50%	1.50%	27.18%	27.18%
Invesco V.I. American Franchise Fund, Series I
2025	2		29.02	29.02	49	0.00%	1.40%	1.40%	10.10%	10.10%
2024	3		26.36	26.36	72	0.00%	1.40%	1.40%	32.99%	32.99%
2023	3		19.82	19.82	63	0.00%	1.40%	1.40%	38.96%	38.96%
2022	4		14.26	14.26	55	0.00%	1.40%	1.40%	(32.08)%	(32.08)%
Invesco V.I. American Value Fund, Series II
2025	7		51.63	36.13	287	0.23%	1.15%	1.75%	19.37%	18.65%
2024	9		43.25	30.45	291	0.77%	1.15%	1.75%	28.59%	27.81%
2023	11		33.63	23.82	284	0.26%	1.15%	1.75%	13.97%	13.28%
2022	13		29.51	21.03	288	0.34%	1.15%	1.75%	(3.98)%	(4.56)%
2021	14		30.73	22.03	316	0.23%	1.15%	1.75%	26.16%	25.40%
Invesco V.I. Balanced-Risk Allocation Fund, Series II
2025	305		18.79	14.75	4,914	6.59%	1.15%	1.75%	7.44%	6.79%
2024	350		17.49	13.81	5,247	5.67%	1.15%	1.75%	2.36%	1.74%
2023	385		17.09	13.58	5,648	0.00%	1.15%	1.75%	5.18%	4.54%
2022	436		16.25	12.99	6,087	7.66%	1.15%	1.75%	(15.50)%	(16.01)%
2021	462		19.23	15.46	7,648	2.92%	1.15%	1.75%	8.01%	7.35%
Invesco V.I. Comstock Fund, Series I
2025	1		64.25	64.25	93	1.54%	1.40%	1.40%	15.80%	15.80%
2024	2		55.48	55.48	96	1.78%	1.40%	1.40%	13.56%	13.56%
2023	2		48.86	48.86	84	1.86%	1.40%	1.40%	10.79%	10.79%
2022	2		44.10	44.10	77	1.60%	1.40%	1.40%	(0.29)%	(0.29)%
2021	2		44.23	44.23	79	1.79%	1.40%	1.40%	31.50%	31.50%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Comstock Fund, Series II
2025	20	$24.95	$36.43	$842	1.46%	0.30%	1.75%	16.79%	15.10%
2024	25	21.36	31.65	899	1.48%	0.30%	1.75%	14.52%	12.85%
2023	31	18.65	28.05	968	0.93%	0.30%	1.75%	11.76%	10.14%
2022	34	16.69	25.46	959	0.60%	0.30%	1.75%	0.54%	(0.91)%
2021	23	37.80	25.70	696	1.54%	1.15%	1.75%	31.52%	30.72%
Invesco V.I. Conservative Balanced Fund, Series II
2024	-	-	-	-	2.50%	1.30%	1.30%	2.05%	2.05%
2023	2	9.80	9.80	16	1.87%	1.30%	1.30%	10.85%	10.85%
2022	1	8.84	8.84	13	2.62%	1.30%	1.30%	(18.10)%	(18.10)%
Invesco V.I. Discovery Large Cap Fund, Series I
2025	2	87.58	87.58	133	0.00%	1.40%	1.40%	11.22%	11.22%
2024	2	78.74	78.74	131	0.00%	1.40%	1.40%	32.28%	32.28%
2023	2	59.53	59.53	109	0.00%	1.40%	1.40%	33.49%	33.49%
2022	2	44.59	44.59	93	0.00%	1.40%	1.40%	(31.75)%	(31.75)%
2021	2	65.34	65.34	145	0.00%	1.40%	1.40%	20.86%	20.86%
Invesco V.I. Discovery Large Cap Fund, Series II
2025	7	60.48	47.21	411	0.00%	1.05%	1.75%	11.35%	10.57%
2024	9	54.31	42.69	462	0.00%	1.05%	1.75%	32.42%	31.48%
2023	11	41.02	32.47	422	0.00%	1.05%	1.75%	33.62%	32.68%
2022	2	30.70	40.19	92	0.00%	1.05%	1.65%	(31.69)%	(32.10)%
2021	14	44.94	36.08	629	0.00%	1.05%	1.75%	21.00%	20.14%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2025	1	56.80	56.80	40	0.00%	1.40%	1.40%	3.32%	3.32%
2024	1	54.97	54.97	47	0.00%	1.40%	1.40%	22.49%	22.49%
2023	1	44.88	44.88	46	0.00%	1.40%	1.40%	11.57%	11.57%
2022	1	40.23	40.23	52	0.00%	1.40%	1.40%	(31.95)%	(31.95)%
2021	1	59.11	59.11	83	0.00%	1.40%	1.40%	17.43%	17.43%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2025	11	$16.65	$16.22	$236	0.00%	1.30%	1.75%	3.18%	2.71%
2024	13	16.13	15.79	251	0.00%	1.30%	1.75%	6.36%	21.74%
2023	16	13.19	12.97	267	0.00%	1.30%	1.75%	11.39%	10.88%
2022	8	11.84	11.70	124	0.00%	1.30%	1.75%	(32.02)%	(32.33)%
2021	18	17.42	17.29	409	0.00%	1.30%	1.75%	17.25%	16.72%
Invesco V.I. Equity and Income Fund, Series II
2025	55	36.82	25.45	1,661	1.90%	1.15%	1.75%	11.22%	10.55%
2024	65	33.11	23.02	1,772	1.58%	1.15%	1.75%	10.62%	9.94%
2023	67	29.93	20.94	1,710	1.15%	1.15%	1.75%	8.98%	8.32%
2022	46	27.47	19.33	1,103	0.97%	1.15%	1.75%	(8.77)%	(9.32)%
2021	75	30.11	21.32	2,013	1.58%	1.15%	1.75%	16.99%	16.28%
Invesco V.I. EQV International Equity Fund, Series II
2025	12	16.04	16.39	221	1.34%	1.15%	1.65%	4.34%	9.72%
2024	9	15.37	14.74	145	1.61%	1.15%	1.65%	(0.81)%	1.43%
2023	15	15.50	14.53	228	0.00%	1.15%	1.65%	16.52%	15.93%
2022	9	13.30	12.76	119	2.15%	1.15%	1.50%	(19.44)%	(19.72)%
2021	23	12.53	15.89	322	0.61%	0.30%	1.50%	(1.18)%	4.02%
Invesco V.I. Global Fund, Series I
2025	1	88.72	88.72	60	0.00%	1.40%	1.40%	13.71%	13.71%
2024	1	78.02	78.02	62	0.00%	1.40%	1.40%	14.44%	14.44%
2023	1	68.18	68.18	65	0.22%	1.40%	1.40%	32.86%	32.86%
2022	1	51.32	51.32	61	0.00%	1.40%	1.40%	(32.72)%	(32.72)%
2021	1	76.27	76.27	99	0.00%	1.40%	1.40%	13.88%	13.88%
Invesco V.I. Global Fund, Series II
2025	40	51.98	30.70	1,721	0.00%	1.15%	1.75%	13.69%	13.00%
2024	48	45.72	27.16	1,840	0.00%	1.15%	1.75%	14.45%	13.75%
2023	63	39.95	23.88	2,087	0.00%	1.15%	1.75%	32.91%	32.11%
2022	29	30.06	18.08	890	0.00%	1.15%	1.75%	(32.72)%	(33.13)%
2021	77	44.67	27.03	3,061	0.00%	1.15%	1.75%	13.85%	13.16%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Invesco V.I. Global Real Estate Fund, Series II
2025	19		$13.57	$12.92	$251	2.79%	1.30%	1.65%	6.21%	5.84%
2024	14		12.77	12.21	177	2.50%	1.30%	1.65%	(3.39)%	(3.73)%
2023	20		13.22	12.68	269	0.56%	1.30%	1.65%	7.42%	7.04%
2022	2		12.31	12.31	29	0.36%	1.30%	1.30%	(26.11)%	(26.11)%
2021	27		16.66	16.09	444	2.10%	1.30%	1.65%	23.82%	23.38%
Invesco V.I. Global Strategic Income Fund, Series I
2025	0	*	23.99	23.99	9	5.87%	1.40%	1.40%	11.40%	11.40%
2024	0	*	21.53	21.53	8	3.11%	1.40%	1.40%	1.71%	1.71%
2023	0	*	21.17	21.17	8	0.00%	1.40%	1.40%	7.37%	7.37%
2022	0	*	19.72	19.72	8	0.00%	1.40%	1.40%	(12.70)%	(12.70)%
2021	-		22.59	22.59	9	4.62%	1.40%	1.40%	(4.76)%	(4.76)%
Invesco V.I. Global Strategic Income Fund, Series II
2025	191		18.16	10.95	2,813	5.24%	1.05%	1.75%	11.57%	10.78%
2024	224		16.28	9.89	2,925	2.63%	1.05%	1.75%	1.71%	0.98%
2023	264		16.00	9.79	3,496	0.00%	1.05%	1.75%	7.46%	6.71%
2022	316		14.89	9.17	3,955	0.00%	1.05%	1.75%	(12.64)%	(13.25)%
2021	336		17.05	10.58	4,891	4.37%	1.05%	1.75%	(4.57)%	(5.25)%
Invesco V.I. Government Securities Fund, Series II
2025	49		9.82	9.60	501	2.82%	0.30%	1.75%	6.63%	5.09%
2024	53		9.21	9.13	513	2.19%	0.30%	1.75%	1.17%	(0.31)%
2023	60		9.11	9.16	582	1.77%	0.30%	1.75%	4.15%	2.64%
2022	66		8.74	8.93	619	2.18%	0.30%	1.75%	(10.84)%	(12.14)%
2021	40		9.81	10.16	426	1.67%	0.30%	1.75%	(2.73)%	(4.14)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Invesco V.I. Growth and Income Fund, Series I
2025	0	*	$51.42	$51.42	$4	0.24%	1.40%	1.40%	14.00%	14.00%
2024	1		45.11	45.11	29	1.49%	1.40%	1.40%	14.37%	14.37%
2023	1		39.44	39.44	26	1.64%	1.40%	1.40%	11.09%	11.09%
2022	1		35.50	35.50	23	1.62%	1.40%	1.40%	(7.07)%	(7.07)%
2021	1		38.20	38.20	25	1.17%	1.40%	1.40%	26.71%	26.71%
Invesco V.I. Growth and Income Fund, Series II
2025	92		48.43	32.58	3,633	1.26%	1.05%	1.75%	14.09%	13.28%
2024	109		42.45	28.76	3,813	1.19%	1.05%	1.75%	14.50%	13.69%
2023	130		37.07	25.30	3,961	0.76%	1.05%	1.75%	11.23%	10.45%
2022	106		33.33	22.91	2,952	0.49%	1.05%	1.75%	(6.99)%	(7.64)%
2021	201		35.83	24.80	5,896	1.38%	1.05%	1.75%	26.84%	25.95%
Invesco V.I. Main Street Fund, Series I
2025	1		62.65	62.65	50	0.55%	1.40%	1.40%	14.31%	14.31%
2024	1		54.81	54.81	44	0.00%	1.40%	1.40%	21.91%	21.91%
2023	1		44.96	44.96	36	0.86%	1.40%	1.40%	21.50%	21.50%
2022	1		37.00	37.00	30	1.40%	1.40%	1.40%	(21.25)%	(21.25)%
2021	1		46.99	46.99	38	0.72%	1.40%	1.40%	25.79%	25.79%
Invesco V.I. Main Street Fund, Series II
2025	17		19.36	42.12	786	0.32%	0.30%	1.75%	8.61%	13.62%
2024	22		17.83	37.07	875	0.00%	0.30%	1.75%	23.02%	21.23%
2023	26		14.49	30.58	863	0.48%	0.30%	1.75%	22.46%	20.69%
2022	21		11.83	25.34	569	0.79%	0.30%	1.75%	(20.55)%	(21.70)%
2021	42		14.89	32.36	1,501	0.51%	0.30%	1.75%	26.85%	25.01%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Main Street Small Cap Fund, Series II
2025	14	$13.40	$12.15	$181	0.44%	0.30%	1.20%	4.87%	13.81%
Invesco V.I. Small Cap Equity Fund, Series II
2025	3	27.10	25.81	88	0.00%	1.30%	1.65%	6.43%	6.06%
2024	4	25.46	24.34	101	0.00%	1.30%	1.65%	16.31%	15.90%
2023	4	21.89	21.00	85	0.00%	1.30%	1.65%	14.75%	14.35%
2022	2	19.08	19.08	33	0.00%	1.30%	1.30%	(21.76)%	(21.76)%
2021	4	24.38	23.55	102	0.00%	1.30%	1.65%	8.19%	18.12%
Invesco V.I. U.S. Government Money Portfolio, Series I
2025	1,897	11.29	9.24	6,706	3.65%	0.30%	1.75%	3.33%	1.83%
2024	2,330	10.93	9.07	7,812	4.54%	0.30%	1.75%	4.32%	2.80%
2023	2,418	10.48	8.82	7,786	4.40%	0.30%	1.75%	4.22%	2.71%
2022	10,290	10.05	8.59	31,777	2.34%	0.30%	1.75%	0.96%	(0.50)%
2021	2,652	0.90	8.63	7,227	0.00%	1.15%	1.75%	(1.14)%	(1.74)%
Janus Henderson VIT Balanced Portfolio, Service Shares
2025	2	13.02	13.02	20	3.29%	1.20%	1.20%	15.70%	15.70%
Janus Henderson VIT Forty Portfolio, Service Shares
2025	4	15.92	15.45	56	0.00%	0.30%	1.20%	(3.80)%	27.21%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2025	15	18.57	18.22	267	0.00%	0.30%	1.20%	(5.72)%	35.92%
Janus Henderson VIT Overseas Portfolio, Service Shares
2025	5	14.05	13.70	71	1.40%	0.30%	1.20%	28.19%	21.29%
2024	8	10.96	10.96	90	23.66%	0.30%	0.30%	(3.76)%	(3.76)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC
2025	248	$11.96	$15.19	$5,316	5.92%	0.30%	1.75%	6.70%	6.43%
2024	262	24.56	14.27	5,318	5.64%	1.05%	1.75%	5.59%	4.84%
2023	247	23.26	13.61	4,596	4.98%	1.05%	1.75%	5.44%	4.70%
2022	286	22.06	13.00	4,969	4.09%	1.05%	1.75%	(13.71)%	(14.32)%
2021	317	25.56	15.17	6,495	3.05%	1.05%	1.75%	2.19%	1.47%
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC
2025	11	19.43	66.41	539	0.58%	0.30%	1.65%	7.25%	14.07%
2024	14	18.12	58.21	549	0.53%	0.30%	1.65%	21.77%	20.12%
2023	16	14.88	48.46	551	0.82%	0.30%	1.65%	15.98%	14.42%
2022	16	12.83	42.36	452	0.77%	0.30%	1.65%	(13.81)%	(14.97)%
2021	27	14.88	49.82	1,015	0.62%	0.30%	1.65%	25.24%	24.57%
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
2025	49	38.99	28.24	1,615	0.45%	1.15%	1.75%	12.98%	12.30%
2024	60	34.51	25.15	1,736	0.68%	1.15%	1.75%	15.30%	14.60%
2023	73	29.93	21.94	1,840	0.64%	1.15%	1.75%	13.32%	12.64%
2022	38	26.41	19.48	895	0.62%	1.15%	1.75%	(12.99)%	(13.52)%
2021	98	30.35	22.53	2,531	0.78%	1.15%	1.75%	25.85%	25.09%
Lord Abbett Series Fund Growth and Income Portfolio, Class VC
2025	6	46.44	33.05	254	0.53%	1.15%	1.75%	15.94%	15.24%
2024	8	40.06	28.68	270	0.83%	1.15%	1.75%	19.21%	18.49%
2023	9	33.60	24.20	265	0.92%	1.15%	1.75%	11.89%	11.22%
2022	10	30.03	21.76	274	1.15%	1.15%	1.75%	(10.48)%	(11.02)%
2021	13	33.55	24.46	378	1.05%	1.15%	1.75%	27.54%	26.77%
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC
2025	13	56.22	55.80	607	0.00%	1.05%	1.65%	11.76%	11.08%
2024	17	50.30	50.24	701	0.00%	1.05%	1.65%	29.23%	28.44%
2023	17	38.93	39.11	568	0.00%	1.05%	1.65%	9.51%	8.85%
2022	5	35.54	35.93	182	0.00%	1.05%	1.65%	(33.24)%	(33.64)%
2021	8	53.24	54.15	434	0.00%	1.05%	1.65%	5.34%	4.70%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC
2025	4		$40.87	$34.54	$131	0.38%	1.15%	1.65%	5.82%	5.29%
2024	4		38.62	32.81	131	0.41%	1.15%	1.65%	13.57%	13.00%
2023	7		34.00	29.04	178	0.47%	1.15%	1.65%	14.10%	13.52%
2022	7		29.80	25.58	159	0.67%	1.15%	1.65%	(12.23)%	(12.68)%
2021	9		33.96	29.29	239	0.61%	1.15%	1.65%	27.22%	26.58%
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
2025	8		10.98	10.46	92	4.61%	0.30%	1.30%	5.58%	4.53%
2024	8		10.40	10.01	85	8.60%	0.30%	1.30%	1.00%	3.77%
2023	2		9.65	9.65	22	4.81%	1.30%	1.30%	3.69%	3.69%
2022	2		9.30	9.30	19	3.35%	1.30%	1.30%	(6.29)%	(6.29)%
2021	1		9.93	9.93	14	22.34%	1.30%	1.30%	(0.11)%	(0.11)%
MFS VIT Growth Series, Initial Class
2025	1		107.30	107.30	116	0.00%	1.40%	1.40%	10.63%	10.63%
2024	1		97.00	97.00	110	0.00%	1.40%	1.40%	29.62%	29.62%
2023	1		74.83	74.83	89	0.00%	1.40%	1.40%	33.97%	33.97%
2022	1		55.86	55.86	70	0.00%	1.40%	1.40%	(32.59)%	(32.59)%
2021	1		82.86	82.86	109	0.00%	1.40%	1.40%	21.81%	21.81%
MFS VIT Growth Series, Service Class
2025	4		91.79	57.07	320	0.00%	1.15%	1.75%	10.62%	9.95%
2024	5		82.98	51.91	323	0.00%	1.15%	1.75%	29.64%	28.85%
2023	17		64.01	40.29	760	0.00%	1.15%	1.75%	33.96%	33.15%
2022	19		47.78	30.26	646	0.00%	1.15%	1.75%	(32.59)%	(33.00)%
2021	18		70.88	45.16	931	0.00%	1.15%	1.75%	21.82%	21.08%
MFS VIT II Emerging Markets Equity Portfolio, Service Class
2025	0	*	13.56	13.56	6	1.92%	1.30%	1.30%	31.62%	31.62%
2024	0	*	10.30	10.30	5	2.23%	1.30%	1.30%	9.86%	9.86%
2023	0	*	9.38	9.38	4	1.19%	1.30%	1.30%	9.27%	9.27%
2022	0	*	8.58	8.58	4	3.69%	1.30%	1.30%	(20.98)%	(20.98)%
2021	-		10.86	10.86	5	0.28%	1.30%	1.30%	(8.23)%	(8.23)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS VIT II International Growth Portfolio, Service Class
2025	1	$13.60	$13.60	$12	0.00%	0.30%	0.30%	4.23%	4.23%
MFS VIT II International Intrinsic Value Portfolio, Service Class
2025	1	15.07	30.72	22	0.80%	0.30%	1.30%	7.36%	31.24%
2024	1	23.41	23.41	15	1.15%	1.30%	1.30%	5.57%	5.57%
2023	1	22.17	22.17	15	0.47%	1.30%	1.30%	15.85%	15.85%
2022	1	19.14	19.14	14	0.50%	1.30%	1.30%	(24.74)%	(24.74)%
2021	1	25.43	25.43	17	0.14%	1.30%	1.30%	8.84%	8.84%
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class
2025	3	32.85	30.76	92	0.02%	1.05%	1.65%	8.46%	7.80%
2024	3	30.29	28.54	97	0.13%	1.05%	1.65%	14.76%	14.06%
2023	4	26.39	25.02	96	0.05%	1.05%	1.65%	22.41%	21.67%
2022	5	21.56	20.56	107	0.00%	1.05%	1.65%	(20.29)%	(20.77)%
2021	6	27.05	25.96	145	0.03%	1.05%	1.65%	24.34%	23.59%
MFS VIT III Mid Cap Value Portfolio, Service Class
2025	1	13.50	13.50	11	0.00%	0.30%	0.30%	0.41%	0.41%
MFS VIT Investors Trust Series, Initial Class
2025	1	63.47	63.47	82	1.59%	1.40%	1.40%	11.98%	11.98%
2024	1	56.68	56.68	78	0.69%	1.40%	1.40%	17.84%	17.84%
2023	1	48.10	48.10	69	0.72%	1.40%	1.40%	17.32%	17.32%
2022	2	41.00	41.00	63	0.63%	1.40%	1.40%	(17.65)%	(17.65)%
2021	2	49.79	49.79	81	0.63%	1.40%	1.40%	25.04%	25.04%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS VIT Investors Trust Series, Service Class
2025	6		$57.88	$39.84	$317	0.59%	1.15%	1.75%	12.02%	11.34%
2024	7		51.67	35.78	324	0.45%	1.15%	1.75%	17.84%	17.13%
2023	8		43.84	30.55	339	0.47%	1.15%	1.75%	17.31%	16.60%
2022	10		37.38	26.20	343	0.35%	1.15%	1.75%	(17.64)%	(18.14)%
2021	12		45.38	32.00	491	0.41%	1.15%	1.75%	25.05%	24.30%
MFS VIT New Discovery Series, Initial Class
2025	0	*	82.42	82.42	11	0.00%	1.40%	1.40%	11.38%	11.38%
2024	0	*	74.00	74.00	10	0.00%	1.40%	1.40%	5.22%	5.22%
2023	0	*	70.32	70.32	10	0.00%	1.40%	1.40%	12.82%	12.82%
2022	0	*	62.33	62.33	9	0.00%	1.40%	1.40%	(30.74)%	(30.74)%
2021	-		90.00	90.00	13	0.00%	1.40%	1.40%	0.38%	0.38%
MFS VIT New Discovery Series, Service Class
2025	11		62.08	27.40	527	0.00%	1.15%	1.75%	11.27%	10.59%
2024	12		55.79	24.77	509	0.00%	1.15%	1.75%	5.21%	4.57%
2023	13		53.03	23.69	513	0.00%	1.15%	1.75%	12.94%	12.26%
2022	15		46.95	21.10	523	0.00%	1.15%	1.75%	(30.80)%	(31.22)%
2021	13		67.85	30.68	643	0.00%	1.15%	1.75%	0.41%	(0.20)%
MFS VIT Research Series, Initial Class
2025	1		69.28	69.28	48	0.97%	1.40%	1.40%	11.27%	11.27%
2024	1		62.26	62.26	43	0.61%	1.40%	1.40%	17.20%	17.20%
2023	1		53.12	53.12	37	0.52%	1.40%	1.40%	20.71%	20.71%
2022	1		44.01	44.01	30	0.46%	1.40%	1.40%	(18.37)%	(18.37)%
2021	1		53.91	53.91	37	0.55%	1.40%	1.40%	23.06%	23.06%
MFS VIT Research Series, Service Class
2025	1		64.03	64.03	48	0.16%	1.15%	1.15%	11.27%	11.27%
2024	1		57.54	57.54	48	0.38%	1.15%	1.15%	17.19%	17.19%
2023	1		49.10	49.10	48	0.25%	1.15%	1.15%	20.72%	20.72%
2022	1		40.67	40.67	47	0.18%	1.15%	1.15%	(18.38)%	(18.38)%
2021	1		49.83	49.83	64	0.35%	1.15%	1.15%	23.08%	23.08%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS VIT Total Return Bond Series, Service Class
2025	59		$13.36	$11.17	$725	3.96%	1.15%	1.75%	5.71%	5.07%
2024	79		12.64	10.63	918	4.09%	1.15%	1.75%	1.15%	0.53%
2023	86		12.50	10.57	982	2.90%	1.15%	1.75%	5.90%	5.26%
2022	102		11.80	10.04	1,107	2.40%	1.15%	1.75%	(15.17)%	(15.68)%
2021	109		13.91	11.91	1,399	2.55%	1.15%	1.75%	(2.20)%	(2.80)%
MFS VIT Total Return Series, Initial Class
2025	1		45.58	45.58	65	2.68%	1.40%	1.40%	9.61%	9.61%
2024	1		41.58	41.58	60	2.46%	1.40%	1.40%	6.24%	6.24%
2023	1		39.14	39.14	58	2.03%	1.40%	1.40%	8.90%	8.90%
2022	2		35.94	35.94	54	1.64%	1.40%	1.40%	(10.84)%	(10.84)%
2021	2		40.31	40.31	64	1.81%	1.40%	1.40%	12.52%	12.52%
MFS VIT Total Return Series, Service Class
2025	5		30.42	22.03	169	2.48%	1.15%	1.75%	9.64%	8.98%
2024	6		27.74	20.22	192	2.31%	1.15%	1.75%	6.22%	5.57%
2023	6		26.12	19.15	189	1.83%	1.15%	1.75%	8.95%	8.30%
2022	6		23.97	17.68	178	1.43%	1.15%	1.75%	(10.87)%	(11.41)%
2021	7		26.89	19.96	219	1.58%	1.15%	1.75%	12.53%	11.85%
MFS VIT Utilities Series, Initial Class
2025	0	*	68.27	68.27	6	2.92%	1.40%	1.40%	13.40%	13.40%
2024	0	*	60.20	60.20	6	2.32%	1.40%	1.40%	10.09%	10.09%
2023	0	*	54.68	54.68	5	3.55%	1.40%	1.40%	(3.47)%	(3.47)%
2022	0	*	56.65	56.65	5	2.39%	1.40%	1.40%	(0.65)%	(0.65)%
2021	-		57.02	57.02	5	1.71%	1.40%	1.40%	12.50%	12.50%
MFS VIT Utilities Series, Service Class
2025	9		42.55	60.55	409	2.01%	1.15%	1.65%	13.44%	12.87%
2024	5		37.51	53.65	201	2.10%	1.15%	1.65%	10.06%	9.50%
2023	6		34.08	48.99	194	3.37%	1.15%	1.65%	(3.45)%	(3.94)%
2022	5		35.30	51.00	195	2.03%	1.15%	1.65%	(0.67)%	(1.17)%
2021	7		35.54	51.61	236	1.53%	1.15%	1.65%	12.52%	11.95%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS VIT Value Series, Service Class
2025	9	$41.85	$32.64	$317	1.30%	1.15%	1.75%	11.47%	10.80%
2024	11	37.54	29.46	360	1.39%	1.15%	1.75%	10.07%	9.40%
2023	13	34.11	26.93	382	1.40%	1.15%	1.75%	6.40%	5.76%
2022	14	32.06	25.46	398	1.07%	1.15%	1.75%	(7.22)%	(7.78)%
2021	17	34.55	27.61	511	1.14%	1.15%	1.75%	23.72%	22.97%
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2024	-	-	-	-	2.16%	1.15%	1.75%	7.57%	7.22%
2023	22	17.77	10.85	250	1.96%	1.15%	1.75%	9.20%	8.54%
2022	23	16.27	10.00	247	4.19%	1.15%	1.75%	(27.04)%	(27.49)%
2021	27	22.30	13.78	393	2.35%	1.15%	1.75%	22.41%	21.67%
Morgan Stanley VIF Growth Portfolio, Class II
2025	4	14.98	14.98	58	0.00%	0.30%	0.30%	(8.33)%	(8.33)%
PIMCO VIT All Asset Portfolio, Advisor Class
2025	11	15.75	15.00	166	4.80%	1.30%	1.65%	12.71%	12.31%
2024	7	13.97	13.18	93	5.75%	1.30%	1.75%	2.22%	1.71%
2023	13	13.67	12.96	178	2.85%	1.30%	1.75%	6.62%	6.14%
2022	5	12.82	12.34	58	2.01%	1.30%	1.65%	(13.01)%	(13.32)%
2021	20	14.74	14.10	292	11.23%	1.30%	1.75%	14.53%	14.01%
PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class
2025	47	16.88	15.93	786	6.15%	1.30%	1.75%	13.58%	13.06%
2024	55	14.86	14.09	810	4.68%	1.30%	1.75%	7.60%	5.77%
2023	71	13.81	13.30	970	3.25%	1.30%	1.65%	12.17%	11.78%
2022	73	12.31	11.89	898	3.33%	1.30%	1.65%	(17.69)%	(17.98)%
2021	64	14.96	14.50	952	9.55%	1.30%	1.65%	7.10%	6.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO VIT Income Portfolio, Advisor Class
2025	5	$11.64	$11.64	$60	6.27%	0.30%	0.30%	6.78%	6.78%
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
2025	53	12.24	10.38	594	3.18%	1.15%	1.75%	4.97%	4.33%
2024	57	11.66	10.34	605	2.61%	1.15%	1.75%	(7.19)%	(4.14)%
2023	79	12.57	10.79	900	2.28%	1.15%	1.75%	2.69%	2.07%
2022	90	12.24	10.57	1,006	1.84%	1.15%	1.75%	(29.76)%	(30.19)%
2021	86	17.42	15.14	1,382	1.35%	1.15%	1.75%	(5.98)%	(6.54)%
PIMCO VIT Low Duration Portfolio, Advisor Class
2025	94	10.67	9.68	991	3.85%	0.30%	1.75%	5.10%	3.58%
2024	123	10.16	9.35	1,250	3.89%	0.30%	1.75%	4.08%	2.56%
2023	129	9.76	9.11	1,271	3.49%	0.30%	1.75%	4.55%	3.04%
2022	156	9.33	8.85	1,489	1.51%	0.30%	1.75%	(6.12)%	(7.48)%
2021	176	9.94	9.56	1,802	0.42%	0.30%	1.75%	(1.32)%	(2.76)%
PIMCO VIT Real Return Portfolio, Advisor Class
2025	234	13.58	10.83	2,851	3.22%	1.15%	1.75%	6.50%	5.86%
2024	266	12.75	10.23	3,055	2.52%	1.15%	1.75%	0.85%	0.24%
2023	289	12.65	10.21	3,293	2.88%	1.15%	1.75%	2.38%	1.76%
2022	356	12.35	10.03	3,971	6.66%	1.15%	1.75%	(13.00)%	(13.53)%
2021	393	14.20	11.60	5,039	4.84%	1.15%	1.75%	4.27%	3.64%
PIMCO VIT Short-Term Portfolio, Advisor Class
2025	156	11.56	10.53	1,722	4.38%	0.30%	1.75%	3.77%	2.74%
2024	187	11.23	10.25	1,998	4.90%	1.15%	1.75%	4.72%	4.09%
2023	122	10.73	9.85	1,269	4.36%	1.15%	1.75%	4.59%	3.96%
2022	127	10.26	9.48	1,270	1.49%	1.15%	1.75%	(1.40)%	(1.99)%
2021	149	10.40	9.67	1,519	1.01%	1.15%	1.75%	(1.30)%	(1.90)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO VIT Total Return Portfolio, Advisor Class
2025	583	$9.99	$10.87	$6,873	4.00%	0.30%	1.75%	8.46%	6.88%
2024	660	9.21	10.17	7,256	3.93%	0.30%	1.75%	2.12%	0.63%
2023	796	9.02	10.10	8,682	3.46%	0.30%	1.75%	5.51%	3.98%
2022	911	8.55	9.72	9,525	2.44%	0.30%	1.75%	(14.64)%	(15.88)%
2021	959	10.02	11.55	11,886	1.73%	0.30%	1.75%	(1.66)%	(3.09)%
Protective Life Dynamic Allocation Series Conservative Portfolio
2025	133	13.58	13.58	1,812	2.12%	1.30%	1.30%	9.72%	9.72%
2024	180	12.38	12.38	2,229	2.01%	1.30%	1.30%	5.80%	5.80%
2023	179	11.70	11.70	2,097	2.00%	1.30%	1.30%	10.00%	10.00%
2022	158	10.64	10.64	1,676	1.43%	1.30%	1.30%	(17.78)%	(17.78)%
2021	63	12.94	12.94	816	0.88%	1.30%	1.30%	7.31%	7.31%
Protective Life Dynamic Allocation Series Growth Portfolio
2025	13	18.39	18.39	238	1.50%	1.30%	1.30%	14.50%	14.50%
2024	14	16.06	16.06	227	1.52%	1.30%	1.30%	12.66%	12.66%
2023	16	14.26	14.26	224	1.81%	1.30%	1.30%	16.81%	16.81%
2022	17	12.20	12.20	205	1.11%	1.30%	1.30%	(20.61)%	(20.61)%
2021	18	15.37	15.37	273	1.00%	1.30%	1.30%	19.22%	19.22%
Protective Life Dynamic Allocation Series Moderate Portfolio
2025	45	14.98	14.98	670	1.98%	1.30%	1.30%	11.24%	11.24%
2024	49	13.47	13.47	664	1.85%	1.30%	1.30%	7.77%	7.77%
2023	52	12.50	12.50	655	1.86%	1.30%	1.30%	12.05%	12.05%
2022	46	11.15	11.15	514	0.96%	1.30%	1.30%	(18.66)%	(18.66)%
2021	49	13.71	13.71	673	0.73%	1.30%	1.30%	10.86%	10.86%
Royce Capital Fund Micro-Cap Portfolio, Service Class
2025	25	28.04	18.56	561	0.00%	1.15%	1.75%	12.27%	11.59%
2024	30	24.97	16.63	590	0.00%	1.15%	1.75%	11.97%	11.29%
2023	44	22.30	14.95	758	0.00%	1.15%	1.75%	17.20%	16.49%
2022	31	19.03	12.83	463	0.00%	1.15%	1.75%	(23.54)%	(24.00)%
2021	51	24.89	16.88	990	0.00%	1.15%	1.75%	28.04%	27.26%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Royce Capital Fund Small-Cap Portfolio, Service Class
2025	57	$28.30	$20.90	$1,373	2.28%	1.15%	1.75%	7.48%	6.83%
2024	59	26.34	19.57	1,323	0.94%	1.15%	1.75%	2.07%	1.44%
2023	80	25.80	19.29	1,742	0.67%	1.15%	1.75%	24.09%	23.34%
2022	101	20.79	15.64	1,785	0.07%	1.15%	1.75%	(10.45)%	(10.99)%
2021	123	23.22	17.57	2,433	1.17%	1.15%	1.75%	26.97%	26.20%
T. Rowe Price All-Cap Opportunities Portfolio
2025	3	17.01	17.01	59	0.00%	0.30%	0.30%	(2.05)%	(2.05)%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2025	30	17.08	16.27	512	0.00%	0.30%	1.30%	18.08%	16.90%
2024	22	14.47	13.92	319	0.00%	0.30%	1.30%	34.76%	33.41%
2023	22	10.73	10.43	234	0.00%	0.30%	1.30%	48.51%	47.03%
2022	25	7.23	7.10	179	0.00%	0.30%	1.30%	(38.85)%	(39.46)%
2021	3	11.72	11.72	29	0.00%	1.30%	1.30%	(2.76)%	3.32%
T. Rowe Price Health Sciences Portfolio, Class II
2025	21	11.38	11.03	227	0.00%	1.20%	1.30%	20.91%	16.28%
2024	28	9.49	9.49	267	0.00%	1.30%	1.30%	0.09%	0.09%
2023	28	9.48	9.48	263	0.00%	1.30%	1.30%	1.35%	1.35%
2022	22	9.35	9.35	201	0.00%	1.30%	1.30%	(13.82)%	(13.82)%
Templeton Developing Markets VIP Fund, Class 2
2025	23	15.79	15.63	376	0.58%	0.30%	1.65%	15.71%	43.86%
2024	30	11.37	10.86	333	4.15%	1.30%	1.65%	(6.36)%	5.88%
2023	36	10.70	10.26	381	2.51%	1.30%	1.65%	11.16%	10.77%
2022	16	9.62	9.62	157	2.43%	1.30%	1.30%	(23.00)%	(23.00)%
2021	17	12.50	12.50	211	1.54%	1.30%	1.30%	(6.96)%	(6.96)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Foreign VIP Fund, Class 2
2025	88	$21.62	$13.98	$1,300	2.42%	1.15%	1.75%	27.71%	26.94%
2024	82	16.93	11.01	943	2.37%	1.15%	1.75%	(2.14)%	(2.74)%
2023	160	17.30	11.32	1,931	3.27%	1.15%	1.75%	19.37%	18.65%
2022	192	14.49	9.54	1,957	2.72%	1.15%	1.75%	(8.67)%	(9.22)%
2021	175	15.86	10.51	1,951	2.03%	1.15%	1.75%	2.96%	2.34%
Templeton Global Bond VIP Fund, Class 2
2025	374	12.89	8.08	3,626	0.00%	1.15%	1.75%	14.40%	13.71%
2024	429	11.27	7.10	3,631	0.00%	1.15%	1.75%	(12.40)%	(12.93)%
2023	451	12.87	8.16	4,380	0.00%	1.15%	1.75%	1.71%	1.09%
2022	516	12.65	8.07	4,949	0.00%	1.15%	1.75%	(6.04)%	(6.61)%
2021	590	13.46	8.64	6,018	0.00%	1.15%	1.75%	(6.08)%	(6.65)%
Templeton Growth VIP Fund, Class 2
2025	7	28.12	19.31	146	0.97%	1.15%	1.75%	22.41%	21.66%
2024	7	22.97	16.03	122	0.92%	1.15%	1.75%	4.19%	4.59%
2023	12	22.05	15.33	199	3.75%	1.15%	1.75%	19.62%	18.90%
2022	7	18.43	12.89	105	0.13%	1.15%	1.75%	(12.52)%	(13.05)%
2021	6	21.07	14.83	94	1.59%	1.15%	1.75%	3.67%	3.04%
Vanguard VIF Balanced Portfolio
2025	47	17.22	17.22	817	1.51%	0.30%	0.30%	16.11%	16.11%
2024	7	14.83	14.83	111	0.00%	0.30%	0.30%	0.00%	0.00%
Vanguard VIF Capital Growth Portfolio
2025	9	22.72	22.72	203	0.73%	0.30%	0.30%	28.59%	28.59%
2024	1	17.67	17.67	26	1.30%	0.30%	0.30%	13.07%	13.07%
2023	2	15.63	15.63	29	1.29%	0.30%	0.30%	27.60%	27.60%
2022	3	12.25	12.25	33	0.00%	0.30%	0.30%	(15.74)%	(15.74)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF Conservative Allocation Portfolio
2025	30	$13.16	$13.16	$400	1.01%	0.30%	0.30%	12.39%	12.39%
2024	4	11.71	11.71	42	2.72%	0.30%	0.30%	7.17%	7.17%
2023	4	10.93	10.93	39	1.93%	0.30%	0.30%	12.17%	12.17%
2022	4	9.74	9.74	35	2.41%	0.30%	0.30%	(15.15)%	(15.15)%
2021	4	11.48	11.48	41	0.00%	0.30%	0.30%	0.40%	0.40%
Vanguard VIF Equity Income Portfolio
2025	15	21.11	21.11	307	1.96%	0.30%	0.30%	15.27%	15.27%
Vanguard VIF Equity Index Portfolio
2025	351	22.83	22.83	8,006	0.51%	0.30%	0.30%	17.35%	17.35%
2024	12	19.45	19.45	233	1.08%	0.30%	0.30%	24.47%	24.47%
2023	6	15.63	15.63	93	1.40%	0.30%	0.30%	25.74%	25.74%
2022	6	12.43	12.43	75	1.08%	0.30%	0.30%	(18.47)%	(18.47)%
2021	4	15.25	15.25	66	0.00%	0.30%	0.30%	10.63%	10.63%
Vanguard VIF Global Bond Index Portfolio
2025	4	9.73	9.73	39	2.99%	0.30%	0.30%	5.38%	5.38%
2024	4	9.24	9.24	37	2.84%	0.30%	0.30%	1.73%	1.73%
2023	4	9.08	9.08	36	1.90%	0.30%	0.30%	6.20%	6.20%
2022	4	8.55	8.55	33	2.68%	0.30%	0.30%	(13.39)%	(13.39)%
2021	4	9.87	9.87	38	0.00%	0.30%	0.30%	(0.97)%	(0.97)%
Vanguard VIF Growth Portfolio
2025	15	20.15	20.15	295	0.17%	0.30%	0.30%	16.54%	16.54%
2024	5	17.29	17.29	82	0.28%	0.30%	0.30%	32.73%	32.73%
2023	5	13.03	13.03	65	0.24%	0.30%	0.30%	39.72%	39.72%
2022	5	9.32	9.32	49	0.00%	0.30%	0.30%	(33.56)%	(33.56)%
2021	3	14.03	14.03	41	0.00%	0.30%	0.30%	4.91%	4.91%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF High Yield Bond Portfolio
2025	8	$12.90	$12.90	$109	6.93%	0.30%	0.30%	7.32%	7.32%
Vanguard VIF International Portfolio
2025	33	13.34	13.34	439	0.95%	0.30%	0.30%	19.61%	19.61%
2024	2	11.16	11.16	27	1.19%	0.30%	0.30%	8.68%	8.68%
2023	2	10.26	10.26	25	1.52%	0.30%	0.30%	14.31%	14.31%
2022	2	8.98	8.98	22	0.80%	0.30%	0.30%	(30.33)%	(30.33)%
2021	1	12.89	12.89	15	0.00%	0.30%	0.30%	(5.02)%	(5.02)%
Vanguard VIF Mid-Cap Index Portfolio
2025	13	18.43	18.43	236	0.76%	0.30%	0.30%	11.21%	11.21%
2024	5	16.57	16.57	88	1.42%	0.30%	0.30%	14.73%	14.73%
2023	6	14.44	14.44	81	1.51%	0.30%	0.30%	15.48%	15.48%
2022	6	12.51	12.51	78	0.67%	0.30%	0.30%	(19.06)%	(19.06)%
2021	3	15.45	15.45	43	0.00%	0.30%	0.30%	9.56%	9.56%
Vanguard VIF Moderate Allocation Portfolio
2025	65	15.22	15.22	992	2.39%	0.30%	0.30%	15.84%	15.84%
2024	56	13.14	13.14	734	2.32%	0.30%	0.30%	9.99%	9.99%
2023	58	11.94	11.94	690	2.05%	0.30%	0.30%	15.20%	15.20%
2022	59	10.37	10.37	609	0.00%	0.30%	0.30%	(16.18)%	(16.18)%
Vanguard VIF Money Market Portfolio
2025	652	11.44	11.44	7,454	4.19%	0.30%	0.30%	3.74%	3.74%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF Real Estate Index Portfolio
2025	2	$13.58	$13.58	$27	2.68%	0.30%	0.30%	2.80%	2.80%
2024	2	13.21	13.21	26	3.11%	0.30%	0.30%	4.43%	4.43%
2023	2	12.65	12.65	25	2.44%	0.30%	0.30%	11.36%	11.36%
2022	2	11.36	11.36	22	1.57%	0.30%	0.30%	(26.52)%	(26.52)%
2021	1	15.46	15.46	22	0.00%	0.30%	0.30%	11.51%	11.51%
Vanguard VIF Short-Term Investment-Grade Portfolio
2025	96	11.17	11.17	1,073	4.49%	0.30%	0.30%	6.53%	6.53%
2024	31	10.48	10.48	329	3.59%	0.30%	0.30%	4.58%	4.58%
2023	31	10.02	10.02	314	1.19%	0.30%	0.30%	5.84%	5.84%
2022	9	9.47	9.47	88	1.48%	0.30%	0.30%	(6.00)%	(6.00)%
2021	8	10.08	10.08	80	0.00%	0.30%	0.30%	(0.87)%	(0.87)%
Vanguard VIF Total Bond Market Index Portfolio
2025	116	9.66	9.66	1,117	2.88%	0.30%	0.30%	6.62%	6.62%
2024	44	9.06	9.06	395	2.77%	0.30%	0.30%	0.94%	0.94%
2023	44	8.97	8.97	392	2.90%	0.30%	0.30%	5.26%	5.26%
2022	13	8.53	8.53	113	1.74%	0.30%	0.30%	(13.47)%	(13.47)%
2021	10	9.85	9.85	100	0.00%	0.30%	0.30%	(0.87)%	(0.87)%
Vanguard VIF Total International Stock Market Index Portfolio
2025	32	17.27	17.27	553	2.44%	0.30%	0.30%	31.65%	31.65%
2024	7	13.11	13.11	88	3.01%	0.30%	0.30%	4.74%	4.74%
2023	7	12.52	12.52	86	1.72%	0.30%	0.30%	15.20%	15.20%
2022	2	10.87	10.87	22	0.00%	0.30%	0.30%	(16.26)%	(16.26)%
Vanguard VIF Total Stock Market Index Portfolio
2025	103	22.09	22.09	2,285	0.43%	0.30%	0.30%	16.58%	16.58%
2024	10	18.95	18.95	198	1.23%	0.30%	0.30%	23.34%	23.34%
2023	10	15.36	15.36	161	0.00%	0.30%	0.30%	8.03%	8.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Western Asset Core Plus VIT Portfolio, Class II
2025	34	$8.98	$8.98	$304	4.45%	1.30%	1.30%	6.29%	6.29%
2024	34	8.45	8.45	284	8.44%	1.30%	1.30%	(2.16)%	(2.16)%
2023	31	8.63	8.63	272	3.60%	1.30%	1.30%	5.06%	5.06%
2022	26	8.22	8.22	217	3.04%	1.30%	1.30%	(18.35)%	(18.35)%
2021	4	10.06	10.06	42	23.66%	1.30%	1.30%	(0.22)%	(0.22)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicatcated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.